     As filed with the Securities and Exchange Commission on April 16, 1998

                                                       Registration No. 33-53344

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment No.                   [   ]
                           Post-Effective Amendment No. 7                  [ X ]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8                           [ X ]

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                                 Carol Yee, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Peter E. Panarites, Esq.                         Michael J. McLaughlin, Esq.
Freedman, Levy, Kroll & Simonds                  Senior Vice President
1050 Connecticut Avenue                          and General Counsel
Suite 825                                        New York Life Insurance Company
Washington, D.C.  20036                          51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   on May 1, 1998 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in a separate account under variable annuity contracts.

                              CROSS REFERENCE SHEET


                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-4                                                  Prospectus Caption
----------------                                                  ------------------

1.   Cover Page                                                   Cover Page

2.   Definitions                                                  Definitions

3.   Synopsis                                                     Fee Table

4.   Condensed Financial Information                              Condensed Financial Information

5.   General Description of Registrant,                           New York Life Insurance and Annuity
     Depositor and Portfolio Companies                            Corporation; The Portfolios; The Separate
                                                                  Accounts; Voting Rights

6.   Deductions and Expenses                                      Charges and Deductions; Fee Table; Federal
                                                                  Tax Matters; Distributor of the Policies

7.   General Description of Variable                              The Policies; Distributions Under the Policy;
     Annuity Contracts                                            Voting Rights; Charges and Deductions; The
                                                                  Fixed Account

8.   Annuity Period                                               Income Payments

9.   Death Benefit                                                Distributions Under the Policy

10.  Purchases and Contract Value                                 Policy Application and Premium Payments;
                                                                  Accumulation Period

11.  Redemptions                                                  Surrenders and Withdrawals; Income Payments;
                                                                  Cancellations

12.  Taxes                                                        Federal Tax Matters

13.  Legal Proceedings                                            Statement of Additional Information - Legal
                                                                  Proceedings

14.  Table of Contents of the Statement of                        Table of Contents for the Statement of
     Additional Information                                       Additional Information

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                                  Statement of Additional
Item of Form N-4                                                  Information Caption
----------------                                                  -------------------

15.  Cover Page                                                   Cover Page

16.  Table of Contents                                            Table of Contents

17.  General Information & History                                Not Applicable

18.  Services                                                     Safekeeping of Separate Account Assets

19.  Purchase of Securities Being Offered                         Distributor of the Policies

20.  Underwriters                                                 Distributor of the Policies

21.  Calculation of Performance Data                              Investment Performance Calculations

22.  Annuity Payments                                             Valuation of Accumulation Units

23.  Financial Statements                                         Financial Statements

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                          PROSPECTUS DATED MAY 1, 1998
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(SM) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)
                                   OFFERED BY
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010



     This Prospectus describes individual flexible premium variable retirement annuity policies offered by New York Life Insurance and Annuity Corporation ("NYLIAC"). The policies are primarily designed to assist individuals in their retirement planning, and can be used with plans that do and plans that do not qualify for special federal income tax treatment. Premium payments accumulate on a tax-deferred basis and their value can be later distributed under a number of different methods. The policies offer flexible premium payments, access to cash value through partial withdrawals (although certain withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed payment of premiums (or the policy's value, if greater) to the beneficiary if the owner or annuitant dies before income payments have commenced. The policies also offer a choice of premium allocation alternatives, including a guaranteed interest option and the twenty-six separate account variable investment divisions listed below.



  --   MainStay VP Capital Appreciation
  --   MainStay VP Cash Management
  --   MainStay VP Convertible
  --   MainStay VP Government
  --   MainStay VP High Yield Corporate Bond
  --   MainStay VP International Equity
  --   MainStay VP Total Return
  --   MainStay VP Value
  --   MainStay VP Bond
  --   MainStay VP Growth Equity
  --   MainStay VP Indexed Equity
  --   American Century Income & Growth*
  --   Dreyfus Large Company Value*
  --   Eagle Asset Management Growth Equity*
  --   Lord Abbett Developing Growth*
  --   Alger American Small Capitalization
  --   Calvert Social Balanced
  --   Fidelity VIP II Contrafund
  --   Fidelity VIP Equity-Income
  --   Janus Aspen Series Balanced
  --   Janus Aspen Series Worldwide Growth
  --   MFS Growth With Income Series*
  --   MFS Research Series*
  --   Morgan Stanley Emerging Markets Equity
  --   T. Rowe Price Equity Income*
  --   Van Eck Worldwide Hard Assets*



  *These investment divisions will be available to accept premium payments beginning June 1, 1998.


We do not guarantee the investment performance of these investment divisions, which involve varying degrees of risk.


     This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust.



     Registration statements relating to the policies and the separate accounts have been filed with the Securities and Exchange Commission. A Statement of Additional Information, dated May 1, 1998, is incorporated herein by reference. The Statement of Additional Information is available free by writing NYLIAC at the address above or by calling (800) 598-2019. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    6
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(SM) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................   11
FINANCIAL STATEMENTS...................   17
CONDENSED FINANCIAL INFORMATION........   18
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   20
  New York Life Insurance and Annuity
     Corporation.......................   20
  The Separate Accounts................   20
  The Portfolios.......................   20
  Additions, Deletions or Substitutions
     of Investments....................   22
  Reinvestment.........................   22
THE POLICIES...........................   22
  Purpose of Policies..................   22
  Types of Policies....................   23
  Policy Application and Premium
     Payments..........................   23
  Issue Ages...........................   23
  Transfers............................   24
  Procedures for Telephone Transfers...   24
  Dollar Cost Averaging................   24
  Automatic Asset Reallocation.........   25
  Interest Sweep.......................   25
  Accumulation Period..................   26
     (a) Crediting of Premium
           Payments....................   26
     (b) Valuation of Accumulation
           Units.......................   26
  Owner Inquiries......................   26
CHARGES AND DEDUCTIONS.................   26
  Surrender Charges....................   26
  Amount of Surrender Charge...........   27
  Exceptions to Surrender Charges......   27
  Other Charges........................   27
  Group and Sponsored Arrangements.....   28
  Taxes................................   28
DISTRIBUTIONS UNDER THE POLICY.........   29
  Surrenders and Withdrawals...........   29
     (a) Surrenders....................   29
     (b) Partial Withdrawals...........   29
     (c) Periodic Partial
           Withdrawals.................   29
     (d) Hardship Withdrawals..........   30
  Required Minimum Distribution
     Option............................   30
  Cancellations........................   30
  Annuity Commencement Date............   30
  Death Before Annuity Commencement....   30
  Income Payments......................   31
     (a) Election of Income Payment
           Options.....................   31
     (b) Other Methods of Payment......   31
     (c) Proof of Survivorship.........   31
  Delay of Payments....................   32
  Designation of Beneficiary...........   32
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   32
  Loans................................   32
  Riders...............................   33
     (a) Living Needs Benefit
           Rider.......................   33
     (b) Unemployment Benefit   Rider..   33
THE FIXED ACCOUNT......................   33
     (a) Interest Crediting............   34
     (b) Bail-Out......................   34
     (c) Transfers to Investment
           Divisions...................   34
FEDERAL TAX MATTERS....................   34
  Introduction.........................   34
  Taxation of Annuities in General.....   35
  Qualified Plans......................   36
     (a) Section 403(b) Plans..........   36
     (b) Individual Retirement
           Annuities...................   36
     (c) Roth Individual Retirement
           Annuities...................   36
     (d) Deferred Compensation
           Plans.......................   36
DISTRIBUTOR OF THE POLICIES............   36
VOTING RIGHTS..........................   37
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   39


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NYLIAC DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY NYLIAC.

                                  DEFINITIONS



ACCUMULATION PERIOD--The period before the Annuity Commencement Date and during the lifetime of the Annuitant.



ACCUMULATION UNIT--An accounting unit used to calculate the Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.



ACCUMULATION VALUE--The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of an account for any Valuation Period.



AGE--The attained age on last birthday.



ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account.



ANNUITANT--The person named in the application and whose life determines the annuity payments.



ANNUITY COMMENCEMENT DATE--The date on which the first annuity payment under the Policy is to be made.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the Policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the Owner's death.



BUSINESS DAY--Generally, any day on which NYLIAC is open and the New York Stock Exchange is open for trading. We are closed on national holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. In addition, we may choose to close on the day immediately preceding or following a national holiday. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.



CORPORATION ("NYLIAC," "WE," "US," "OUR")--New York Life Insurance and Annuity Corporation, which is a wholly-owned Delaware subsidiary of New York Life Insurance Company.



ELIGIBLE PORTFOLIOS ("ASSET MANAGEMENT PORTFOLIOS")--The available mutual fund Portfolios of the Funds. The MainStay VP Series Fund currently has fifteen Portfolios available for investment by the Investment Divisions of the Separate
Accounts: the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity and MainStay VP Lord Abbett Developing Growth Portfolios. The Alger American Fund has one Portfolio available to the Separate Accounts: the Alger American Small Capitalization Portfolio. The Calvert Variable Series has one Portfolio available to the Separate Accounts: the Calvert Social Balanced Portfolio ("Calvert Social Balanced Portfolio"). The Fidelity Funds have two Portfolios available to the Separate Accounts: the Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II Contrafund Portfolio") and the Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP Equity-Income Portfolio"). The Janus Aspen Series has two Portfolios available to the Separate Accounts: the Balanced Portfolio of the Janus Aspen Series ("Janus Aspen Series Balanced Portfolio") and Worldwide Growth Portfolio of the Janus Aspen Series ("Janus Aspen Series Worldwide Growth Portfolio"). The MFS Variable Insurance Trust has two Portfolios available to the Separate Accounts: the MFS Growth With Income Series of the MFS Trust ("MFS Growth With Income Series") and the MFS Research Series of the MFS Trust ("MFS Research Series"). The Morgan Stanley Fund has one Portfolio available to the Separate Accounts: the Emerging Markets Equity Portfolio ("Morgan Stanley Emerging Markets Equity Portfolio"). The T. Rowe Price Equity Series has one Portfolio available to the Separate Accounts: the T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income Portfolio"). The Van Eck Worldwide Insurance Trust has one Portfolio available to the Separate Accounts: the Van Eck Worldwide Hard Assets Portfolio ("Van Eck Worldwide Hard Assets Portfolio").



FIXED ACCOUNT--Assets in the Fixed Account are not part of the Separate Accounts of NYLIAC. The Accumulation Value of the Fixed Account is supported by assets in the General Account of the Corporation, which are subject to the claims of its general creditors.



FIXED ACCUMULATION VALUE--The sum of premiums and transfers allocated to the Fixed Account, plus interest credited, less amounts withdrawn.



FIXED INCOME PAYMENTS--Income Payments having a guaranteed amount.

FUNDS (EACH, INDIVIDUALLY, A "FUND")--The MainStay VP Series Fund, Inc. ("MainStay VP Series Fund" and, formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund ("Alger American Fund"), the Calvert Variable Series, Inc., ("Calvert Variable Series"), the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II (collectively, the "Fidelity Variable Insurance Products Funds" or the "Fidelity Funds"), the Janus Aspen Series ("Janus Aspen Series"), the MFS Variable Insurance Trust ("MFS Trust"), the Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Fund"), the T. Rowe Price Equity Series, Inc. ("T. Rowe Price Series") and the Van Eck Worldwide Insurance Trust ("Van Eck Trust").



INCOME PAYMENTS--Periodic payments made by NYLIAC to the Payee.



INVESTMENT DIVISION ("DIVISION")--A division of each of the Separate Accounts. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.



ISSUE DATE--The date the Policy is executed.



NON-QUALIFIED POLICIES--Policies that do not qualify for special federal income tax treatment.



OWNER ("YOU,""YOUR")--The person(s) or entity designated as the owner in the Policy, or as subsequently changed, and upon whose death prior to the Annuity Commencement Date benefits under the Policy may be paid. If NYLIAC issues a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner.



PARTIAL WITHDRAWAL--Any part of the Accumulation Value paid to you, at your request, in accordance with the terms of the Policy.



PAYEE--A recipient of payments under the Policy.



POLICY--The flexible premium multi-funded variable retirement annuity policy offered by NYLIAC that is described in this Prospectus.



POLICY ANNIVERSARY--An anniversary of the Policy Date displayed on the Policy Data Page.



POLICY DATA PAGE--Page 2 of the Policy, containing the Policy specifications.



POLICY DATE--Is shown on the Policy Data Page. Policy Years and Anniversaries are measured from this date.



POLICY YEAR--A year commencing on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.



PREMIUM PAYMENT--An amount paid to the Corporation as consideration for the benefits provided by the Policy.



PURCHASE DATE--The Business Day on which a Premium Payment is received by us and credited under the Policy.



QUALIFIED POLICIES--Policies issued under plans that qualify for special federal income tax treatment.



REQUIRED MINIMUM DISTRIBUTION--An amount the Internal Revenue Code requires the Owners of certain Qualified Policies to withdraw each year generally commencing with the year the Owner reaches age 70 1/2. For IRA and TSA Owners, NYLIAC offers a Required Minimum Distribution Option. Under this Option, NYLIAC will calculate and process the annual Required Minimum Distribution for such Policies beginning at age 70 1/2 when required by the Code.



SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.



SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account established by NYLIAC to receive and invest Premium Payments paid under Non-Qualified Policies.



SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account established by NYLIAC to receive and invest Premium Payments paid under Qualified Policies.

SURRENDER CHARGE--An amount charged by the Corporation each time a Partial Withdrawal of the Accumulation Value is made, or when the Policy is surrendered for its Accumulation Value, during the first nine (9) years of the Policy.



VALUATION PERIOD--The period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.



VALUATION TIME--The time of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on any day on which the New York Stock Exchange is open for trading.



VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE


                                                                                               MAINSTAY VP
                                      MAINSTAY VP    MAINSTAY VP                               HIGH YIELD     MAINSTAY VP
                                        CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
                                      APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND          EQUITY
                                      ------------   -----------   -----------   -----------   -----------   -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales
    Load(a)
    (as a % of amount withdrawn)....        7%             7%            7%            7%            7%             7%
  Transfer Fee......................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee.................  Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%          1.20%         1.20%         1.20%         1.20%          1.20%
  Administration Fees...............     0.10%          0.10%         0.10%         0.10%         0.10%          0.10%
    Total Separate Account Annual
      Expenses......................     1.30%          1.30%         1.30%         1.30%         1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1997)(k)
  Advisory Fees.....................     0.36%          0.25%         0.36%         0.30%         0.30%          0.60%
  Administration Fees...............     0.20%          0.20%         0.20%         0.20%         0.20%          0.20%
  Other Expenses....................     0.09%          0.09%         0.17%(b)      0.13%         0.09%          0.17%(b)
    Total Fund Annual Expenses......     0.65%          0.54%         0.73%(b)      0.63%         0.59%          0.97%(b)


                                      MAINSTAY VP
                                         TOTAL      MAINSTAY VP   MAINSTAY VP
                                        RETURN         VALUE         BOND
                                      -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales
    Load(a)
    (as a % of amount withdrawn)....        7%            7%            7%
  Transfer Fee......................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee.................  Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%         1.20%         1.20%
  Administration Fees...............     0.10%         0.10%         0.10%
    Total Separate Account Annual
      Expenses......................     1.30%         1.30%         1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1997)(k)
  Advisory Fees.....................     0.32%         0.36%         0.25%
  Administration Fees...............     0.20%         0.20%         0.20%
  Other Expenses....................     0.08%         0.09%         0.05%
    Total Fund Annual Expenses......     0.60%         0.65%         0.50%


------------

(a) The contingent deferred sales load percentage declines from 7% in the first three policy years to 1% in the ninth policy year with no charge thereafter. Certain exceptions may apply. See "Surrender Charges" on page 26.


(b) These numbers reflect an expense reimbursement agreement effective through December 31, 1998 limiting "Other Expenses" to 0.17% annually. In the absence of the expense reimbursement arrangement, the "Total Fund Annual Expenses" for the year ending December 31, 1997 would have been 0.78% and 1.25% for the MainStay VP Convertible and the MainStay VP International Equity Portfolios, respectively.

                                                                                         EAGLE
                                         MAINSTAY   MAINSTAY    AMERICAN    DREYFUS      ASSET         LORD          ALGER
                                            VP         VP       CENTURY      LARGE     MANAGEMENT     ABBETT        AMERICAN
                                          GROWTH    INDEXED     INCOME &    COMPANY      GROWTH     DEVELOPING       SMALL
                                          EQUITY     EQUITY    GROWTH(g)    VALUE(g)   EQUITY(g)    GROWTH(g)    CAPITALIZATION
                                         --------   --------   ---------    --------   ----------   ----------   --------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred
    Sales Load(a)
    (as a % of amount withdrawn).......      7%         7%          7%          7%          7%           7%             7%
  Transfer Fee.........................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee....................  Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%      1.20%       1.20%       1.20%       1.20%        1.20%          1.20%
  Administration Fees..................   0.10%      0.10%       0.10%       0.10%       0.10%        0.10%          0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%      1.30%       1.30%       1.30%       1.30%        1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1997)(k)
  Advisory Fees........................   0.25%      0.10%       0.50%       0.60%       0.50%        0.60%          0.85%
  Administration Fees..................   0.20%      0.20%       0.20%       0.20%       0.20%        0.20%             --
  Other Expenses.......................   0.05%      0.09%       0.15%(j)    0.15%(j)    0.15%(j)     0.15%(j)       0.04%
  Total Fund Annual Expenses...........   0.50%      0.39%       0.85%       0.95%       0.85%        0.95%          0.89%


                                         CALVERT     FIDELITY
                                          SOCIAL      VIP II
                                         BALANCED   CONTRAFUND
                                         --------   ----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred
    Sales Load(a)
    (as a % of amount withdrawn).......      7%          7%
  Transfer Fee.........................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee....................  Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%       1.20%
  Administration Fees..................   0.10%       0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%       1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1997)(k)
  Advisory Fees........................   0.69%(c)    0.60%
  Administration Fees..................      --          --
  Other Expenses.......................   0.12%(c)    0.11%
  Total Fund Annual Expenses...........   0.81%(c)    0.71%(d)


------------

(c) These fees are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% expected to be incurred in 1998. The "Advisory Fee" includes a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03%. "Total Fund Annual Expenses" after reductions for fees paid indirectly would have been 0.78%.


(d) A portion of the brokerage commissions that these Portfolios pay was used to reduce the Portfolios' annual expenses. In addition, these Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the "Total Fund Annual Expenses" would have been 0.68% for the Fidelity VIP II Contrafund Portfolio and 0.57% for the Fidelity VIP Equity-Income Portfolio.

                                                                 JANUS        MFS                   MORGAN
                                         FIDELITY    JANUS       ASPEN      GROWTH                 STANLEY     T. ROWE     VAN ECK
                                           VIP       ASPEN      SERIES       WITH         MFS      EMERGING     PRICE     WORLDWIDE
                                         EQUITY-     SERIES    WORLDWIDE    INCOME     RESEARCH    MARKETS     EQUITY       HARD
                                          INCOME    BALANCED    GROWTH     SERIES(g)   SERIES(g)    EQUITY    INCOME(g)   ASSETS(g)
                                         --------   --------   ---------   ---------   ---------   --------   ---------   ---------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred
    Sales Load(a)
    (as a % of amount withdrawn).......      7%         7%          7%          7%          7%         7%          7%          7%
  Transfer Fee.........................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee....................  Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%      1.20%       1.20%       1.20%       1.20%      1.20%       1.20%       1.20%
  Administration Fees..................   0.10%      0.10%       0.10%       0.10%       0.10%      0.10%       0.10%       0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%      1.30%       1.30%       1.30%       1.30%      1.30%       1.30%       1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1997)(k)
  Advisory Fees........................   0.50%      0.76%       0.66%       0.75%       0.75%         --       0.85%(h)    1.00%
  Administration Fees..................      --         --          --          --          --      0.25%          --          --
  Other Expenses.......................   0.08%      0.07%       0.08%       0.25%       0.13%      1.50%          --       0.17%(i)
  Total Fund Annual Expenses...........   0.58%(d)   0.83%(e)    0.74%(e)    1.00%       0.88%      1.75%(f)    0.85%       1.17%


------------

(e) A reduced "Advisory Fee" schedule was put into effect on July 1, 1997. The "Advisory Fee" reflects the new rate applied to net assets as of December 31, 1997. "Other Expenses" are based on gross expenses of the Fund shares before expense offset arrangements for the fiscal year ended December 31, 1997. Janus Capital Corporation ("JCC") has agreed to reduce the "Advisory Fee" for each Portfolio to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. JCC may terminate this fee reduction at any time upon 90 days' notice to the Board of Trustees of the Janus Aspen Series. Other waivers, if applicable, are first applied against the "Advisory Fee" and then against "Other Expenses." Absent such waivers or reductions, "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" for the fiscal year ended December 31, 1997 would have been: 0.77%, 0.06% and 0.83%, respectively, for the Janus Aspen Series Balanced Portfolio and 0.72%, 0.09% and 0.81%, respectively, for the Janus Aspen Series Worldwide Growth Portfolio.


(f) "Morgan Stanley Asset Management Inc. has agreed to a reduction in its "Advisory Fees" and to reimburse the Portfolio for "Other Expenses" if such fees would cause the "Total Fund Annual Expenses" to exceed 1.75% of average daily net assets. This fee reduction agreement may be terminated by Morgan Stanley Asset Management Inc. at any time without notice. Absent such reductions, it is estimated that "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" would be 1.25%, 2.62% and 4.12%, respectively.


(g) As of the date of this Prospectus, the sale of Policies offering these Investment Divisions had not begun. These Investment Divisions will be available to accept Premium Payments beginning June 1, 1998. The Fund Annual Expenses are based on estimated amounts for the current fiscal year.


(h)  The "Advisory Fees" include the ordinary expenses of operating the Fund.


(i) "Other Expenses" are net of soft dollar credit. Without such credit, "Other Expenses" would have been 0.18% and "Total Fund Annual Expenses" would have been 1.18%.


(j) These numbers reflect an expense reimbursement agreement effective through December 31, 1999 limiting "Other Expenses" to 0.15% annually.


(k) The fees and charges were provided by the Fund or its agents, which are based on 1997 expenses and may reflect estimated changes.

     The purpose of this Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Accounts as well as the Funds; charges and expenses may be higher or lower in future years. For more information on the charges described in this Table see Charges and Deductions at page 26 and the Fund Prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the Policy or on the Annuity Commencement Date.



EXAMPLES(1)


     An Owner would pay the following expense on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your Policy at the end of the applicable time period:


                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $88.74    $142.23    $178.08    $271.19
                MainStay VP Cash Management..............................   $87.69    $139.08    $172.71    $259.89
                MainStay VP Convertible..................................   $89.51    $144.52    $181.95    $279.33
                MainStay VP Government...................................   $88.55    $141.66    $177.10    $269.14
                MainStay VP High Yield Corporate Bond....................   $88.16    $140.51    $175.15    $265.05
                MainStay VP International Equity.........................   $91.80    $151.37    $193.53    $303.36
                MainStay VP Total Return.................................   $88.27    $140.81    $175.65    $266.08
                MainStay VP Value........................................   $88.74    $142.23    $178.08    $271.19
                MainStay VP Bond.........................................   $87.30    $137.94    $170.77    $255.77
                MainStay VP Growth Equity................................   $87.30    $137.94    $170.77    $255.77
                MainStay VP Indexed Equity...............................   $86.25    $134.77    $165.38    $244.31
                American Century Income & Growth.........................   $90.65    $147.95         --         --
                Dreyfus Large Company Value..............................   $91.61    $150.80         --         --
                Eagle Asset Management Growth Equity.....................   $90.65    $147.95         --         --
                Lord Abbett Developing Growth............................   $91.61    $150.80         --         --
                Alger American Small Capitalization......................   $91.04    $149.09    $189.69    $295.41
                Calvert Social Balanced..................................   $90.27    $146.81    $185.83    $287.40
                Fidelity VIP II Contrafund...............................   $89.31    $143.95    $180.99    $277.30
                Fidelity VIP Equity-Income...............................   $88.07    $140.22    $174.67    $264.01
                Janus Aspen Series Balanced..............................   $90.46    $147.38    $186.81    $289.43
                Janus Aspen Series Worldwide Growth......................   $89.60    $144.81    $182.45    $280.35
                MFS Growth With Income Series............................   $92.09    $152.23         --         --
                MFS Research Series......................................   $90.94    $148.81         --         --
                Morgan Stanley Emerging Markets Equity...................   $99.26    $173.39    $230.35    $377.64
                T. Rowe Price Equity Income..............................   $90.65    $147.95         --         --
                Van Eck Worldwide Hard Assets............................   $93.72    $157.05         --         --


        2. If you annuitize your Policy at the end of the applicable time period:


                MainStay VP Capital Appreciation.........................   $88.74    $ 74.21    $126.94    $271.19
                MainStay VP Cash Management..............................   $87.69    $ 70.83    $121.30    $259.89
                MainStay VP Convertible..................................   $89.51    $ 76.66    $131.02    $279.33
                MainStay VP Government...................................   $88.55    $ 73.60    $125.92    $269.14
                MainStay VP High Yield Corporate Bond....................   $88.16    $ 72.37    $123.86    $265.05
                MainStay VP International Equity.........................   $91.80    $ 83.99    $143.21    $303.36


------------

(1) For purposes of calculating these Examples, the annual policy administration fee has been expressed as an annual percentage of assets based on the average size of Policies having an Accumulation Value of less than $10,000 on December 31, 1997. This calculation method reasonably reflects annual policy fees applicable to Policies having an Accumulation Value of less than $10,000, but does not reflect that no annual policy fees are applicable to Policies having an Accumulation Value of $10,000 or greater. This means that the fees would be slightly less if your Policy has an Accumulation Value of $10,000 or greater on the Policy Anniversary or date of surrender.

                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Total Return.................................   $88.27    $ 72.69    $124.39    $266.08
                MainStay VP Value........................................   $88.74    $ 74.21    $126.94    $271.19
                MainStay VP Bond.........................................   $87.30    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity................................   $87.30    $ 69.61    $119.25    $255.77
                MainStay VP Indexed Equity...............................   $86.25    $ 66.22    $113.58    $244.31
                American Century Income & Growth.........................   $90.65    $ 80.33         --         --
                Dreyfus Large Company Value..............................   $91.61    $ 83.39         --         --
                Eagle Asset Management Growth Equity.....................   $90.65    $ 80.33         --         --
                Lord Abbett Developing Growth............................   $91.61    $ 83.39         --         --
                Alger American Small Capitalization......................   $91.04    $ 81.55    $139.16    $295.41
                Calvert Social Balanced..................................   $90.27    $ 79.11    $135.10    $287.40
                Fidelity VIP II Contrafund...............................   $89.31    $ 76.05    $130.01    $277.30
                Fidelity VIP Equity-Income...............................   $88.07    $ 72.06    $123.35    $264.01
                Janus Aspen Series Balanced..............................   $90.46    $ 79.73    $136.13    $289.43
                Janus Aspen Series Worldwide Growth......................   $89.60    $ 76.97    $131.55    $280.35
                MFS Growth With Income Series............................   $92.09    $ 84.91         --         --
                MFS Research Series......................................   $90.94    $ 81.25         --         --
                Morgan Stanley Emerging Markets Equity...................   $99.26    $107.57    $181.95    $377.64
                T. Rowe Price Equity Income..............................   $90.65    $ 80.33         --         --
                Van Eck Worldwide Hard Assets............................   $93.72    $ 90.08         --         --


        3. If you do not surrender your Policy:


                MainStay VP Capital Appreciation.........................   $24.11    $ 74.21    $126.94    $271.19
                MainStay VP Cash Management..............................   $22.98    $ 70.83    $121.30    $259.89
                MainStay VP Convertible..................................   $24.93    $ 76.66    $131.02    $279.33
                MainStay VP Government...................................   $23.90    $ 73.60    $125.92    $269.14
                MainStay VP High Yield Corporate Bond....................   $23.49    $ 72.37    $123.86    $265.05
                MainStay VP International Equity.........................   $27.38    $ 83.99    $143.21    $303.36
                MainStay VP Total Return.................................   $23.60    $ 72.69    $124.39    $266.08
                MainStay VP Value........................................   $24.11    $ 74.21    $126.94    $271.19
                MainStay VP Bond.........................................   $22.58    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity................................   $22.58    $ 69.61    $119.25    $255.77
                MainStay VP Indexed Equity...............................   $21.45    $ 66.22    $113.58    $244.31
                American Century Income & Growth.........................   $26.15    $ 80.33         --         --
                Dreyfus Large Company Value..............................   $27.17    $ 83.39         --         --
                Eagle Asset Management Growth Equity.....................   $26.15    $ 80.33         --         --
                Lord Abbett Developing Growth............................   $27.17    $ 83.39         --         --
                Alger American Small Capitalization......................   $26.56    $ 81.55    $139.16    $295.41
                Calvert Social Balanced..................................   $25.74    $ 79.11    $135.10    $287.40
                Fidelity VIP II Contrafund...............................   $24.72    $ 76.05    $130.01    $277.30
                Fidelity VIP Equity-Income...............................   $23.39    $ 72.06    $123.35    $264.01
                Janus Aspen Series Balanced..............................   $25.94    $ 79.73    $136.13    $289.43
                Janus Aspen Series Worldwide Growth......................   $25.03    $ 76.97    $131.55    $280.35
                MFS Growth With Income Series............................   $27.69    $ 84.91         --         --
                MFS Research Series......................................   $26.46    $ 81.25         --         --
                Morgan Stanley Emerging Markets Equity...................   $35.33    $107.57    $181.95    $377.64
                T. Rowe Price Equity Income..............................   $26.15    $ 80.33         --         --
                Van Eck Worldwide Hard Assets............................   $29.42    $ 90.08         --         --


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
                LIFESTAGES(SM) FLEXIBLE PREMIUM VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LIFESTAGES(SM) FLEXIBLE PREMIUM VARIABLE ANNUITY. REFERENCE SHOULD BE MADE TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



     1. WHAT IS NEW YORK LIFE LIFESTAGES(SM) FLEXIBLE PREMIUM VARIABLE ANNUITY



     New York LifeStages(SM) Flexible Premium Variable Annuity is the name of the variable retirement annuity policies offered by NYLIAC. Premium Payments may be allocated to one or more of the Investment Divisions of each of the Separate Accounts or to the Fixed Account. The Separate Accounts in turn invest in shares of the Eligible Portfolios of the Funds. The Accumulation Value will vary in amount according to the investment results of the Investment Divisions selected and the interest credited on the Fixed Accumulation Value.



     2. WHAT ARE THE AVAILABLE ALLOCATION ALTERNATIVES?


     As selected by the Owner, Premium Payments are allocated to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies, and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of twenty-six Investment Divisions.



             The Investment Divisions of the Separate Accounts invest exclusively in shares of the Funds, each an open-end management investment company. The MainStay VP Series Fund has fifteen Eligible Portfolios available for investment through the Investment Divisions of the Separate Accounts: the MainStay VP Capital Appreciation Portfolio, the MainStay VP Cash Management Portfolio, the MainStay VP Convertible Portfolio, the MainStay VP Government Portfolio, the MainStay VP High Yield Corporate Bond Portfolio, the MainStay VP International Equity Portfolio, the MainStay VP Total Return Portfolio, the MainStay VP Value Portfolio, the MainStay VP Bond Portfolio, the MainStay VP Growth Equity Portfolio, the MainStay VP Indexed Equity Portfolio, the MainStay VP American Century Income & Growth Portfolio, the MainStay VP Dreyfus Large Company Value Portfolio, the MainStay VP Eagle Asset Management Growth Equity Portfolio and the Mainstay VP Lord Abbett Developing Growth Portfolio. The Alger American Fund has one Eligible Portfolio available through the Investment Divisions of the Separate Accounts: the Alger American Small Capitalization Portfolio. The Calvert Variable Series has one Eligible Portfolio available through the Investment Divisions of the Separate Accounts: the Calvert Social Balanced Portfolio. The Fidelity Funds have two Eligible Portfolios available to the Separate Accounts: the Fidelity VIP II Contrafund and Fidelity VIP Equity-Income Portfolios. The Janus Aspen Series has two Eligible Portfolios available to the Separate Accounts: the Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Portfolios. The MFS Trust has two Eligible Portfolios available to the Separate Accounts: the MFS Growth With Income Series and MFS Research Series. The Morgan Stanley Fund has one Eligible Portfolio available to the Separate
        Accounts: the Morgan Stanley Emerging Markets Equity Portfolio. The T. Rowe Price Series has one Eligible Portfolio to the Separate Accounts: the T. Rowe Price Equity Income Portfolio. The Van Eck Trust has one Eligible Portfolio available to the Separate Accounts: the Van Eck Worldwide Hard Assets Portfolio. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding Eligible Portfolio.


        (b) FIXED ACCOUNT


             Premium Payments or portions of Premium Payments allocated to the Fixed Account will reflect a fixed interest rate. (See "The Fixed Account" at page 33.)



     3. CAN AMOUNTS BE TRANSFERRED AMONG THE ALLOCATION ALTERNATIVES?


     Prior to 30 days before the Annuity Commencement Date, transfers of the value of Accumulation Units in one Investment Division to another Investment Division within the applicable Separate Account, or to the Fixed Account, are permitted.


     The minimum amount which may be transferred generally is $500, unless we agree otherwise. Unlimited transfers are permitted each Policy Year, although NYLIAC reserves the right to charge up to $30 per transfer for each transfer after the first twelve in a given Policy Year. (See "Transfers" at page 24.)

     For transfers made from the Fixed Account to the Investment Divisions, see "The Fixed Account" at page 33. In addition, Owners can request transfers through the Automatic Asset Reallocation, Dollar Cost Averaging or Interest Sweep options described at pages 24 and 25 of this Prospectus.



     4. WHAT ARE THE CHARGES OR DEDUCTIONS?



     During the Accumulation Period for the Policies, a charge for Policy administration expenses will be made once each year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. All Policies are subject to a daily charge for policy administration expenses equal, on an annual basis, to .10% of the daily net asset value of the applicable Separate Account. (See "Other Charges" at page 27.)



     All Policies are subject to a daily charge for certain mortality and expense risks assumed by NYLIAC. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the applicable Separate Account. (See "Other Charges" at page 27.)



     Although there is no deduction from Premium Payments for sales charges, a Surrender Charge (sometimes referred to as a contingent deferred sales charge) may be imposed on certain Partial Withdrawals or surrenders of the Policies. This charge is imposed, as a percentage of the amount withdrawn, during the first nine years after the Policy is issued; the applicable percentage declines from 7% in the first three Policy Years to 1% in the ninth Policy Year, with no charge thereafter. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of surrender. For Policies with accumulated Premium Payments of $100,000 or more, the greater of 10% of the Policy's Accumulation Value or the Accumulation Value of the Policy less the accumulated Premium Payments can be withdrawn in any Policy Year without charge. (See "Surrender Charges" at page 26 and "Exceptions to Surrender Charges" at page 27.)



     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)



     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?



     Unless we permit otherwise, the minimum initial Premium Payment for Qualified Policies is as follows: (a) $50 per month or a $2,000 single premium for tax-sheltered annuities; (b) $1,200 initial Premium Payment plus pre-authorized monthly deductions of $65 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium for IRAs; (c) $50 per month for Deferred Compensation plans; and (d) $600 initial Premium Payment, or $50 per month if part of a pre-authorized billing arrangement, for Simplified Employee Pension plans. For Non-Qualified Policies, the minimum initial Premium Payment is a $5,000 single premium or a $2,500 deposit plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Premium Payments on any policy (of at least $50 each or such lower amount as we may permit) can be made at any interval or by any method we make available. The available methods of payment are direct payments to NYLIAC, and pre-authorized monthly deductions from bank, credit union or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of Premium Payments is $1,000,000, without our prior approval.



     For Policies issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional Premium Payment requirements apply:


     For Non-Qualified Policies, the minimum single Premium Payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of Premium Payments in any Policy Year may not exceed $4,999.99.

     For Tax-Sheltered Annuity (TSA) Policies, Section 457 Deferred Compensation Plan Policies, Simplified Employee Pension (SEP) Plan Policies and any other Qualified Policies, Premium Payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled Premium Payments may not exceed the applicable annual Plan Limit as specified in the Internal Revenue Code.

     For TSA Transfer Premium Payments made to an existing TSA Policy, the maximum dollar amount of Transfer Premium Payments in the first Policy Year may not exceed $1,999.99. For any additional TSA Transfer Premium Payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual Transfer Premium Payments may not exceed $4,999.99.

     For Individual Retirement Annuity (IRA) Policies, the minimum Premium Payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $165 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional Premium Payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual Premium Payments may not exceed $4,999.99.


     Premium Payments under Qualified Policies may not be more than the amount permitted by law for the plan indicated in the application for the Policy. We reserve the right to limit the dollar amount of any Premium Payment.


     6. HOW ARE PREMIUM PAYMENTS ALLOCATED AMONG THE ALLOCATION ALTERNATIVES?



     Initial Premium Payments are held in the MainStay VP Cash Management Investment Division for 15 days after the Policy Issue Date and are then allocated to the Investment Divisions of the Separate Accounts and to the Fixed Account as selected by you. You may allocate each Premium Payment in up to 18 Investment Divisions plus the Fixed Account. (See "Automatic Asset Reallocation" at page 25.) Moreover, you may raise or lower the percentages of the Premium Payment (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a Premium Payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account. The minimum amount which may be allocated to any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a Premium Payment that may be allocated to any one Allocation Alternative and the number of Investment Divisions to which your Accumulation Value may be allocated.



     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     In the event that no Premium Payment is received for two or more years in a row and both (a) the total Premium Payments for the Policy, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000, we reserve the right, subject to any applicable state insurance law or regulation, to terminate the Policy by paying you the Accumulation Value in one sum. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment. Unless the Policy is terminated, it can be continued until the Annuity Commencement Date.


     8. CAN MONEY BE WITHDRAWN FROM THE POLICY PRIOR TO THE ANNUITY COMMENCEMENT DATE?



     Yes, withdrawals ($500 minimum, unless we agree otherwise or as part of a Periodic Partial Withdrawal or a Required Minimum Distribution) may be made. We will pay you all or part of the Accumulation Value when we receive your written request before the Annuity Commencement Date and while the Annuitant is living. However, a withdrawal or surrender may be subject to a Surrender Charge if the Policy is surrendered during the first nine years after it is issued, as explained under Question 4 at page 12, may be a taxable transaction, and may be subject to a 10% penalty tax if the Owner is under age 59 1/2. (See "Distributions Under the Policy" at page 29 and "Federal Tax Matters" at page 34.)



     9. HOW WILL INCOME PAYMENTS BE DETERMINED ON THE ANNUITY COMMENCEMENT DATE?



     Income Payments under Qualified and Non-Qualified Policies will be on a fixed basis. We do not currently offer a variable income payment option. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. (See "Income Payments" at page 31.)



     10. WHAT IS A LIFE INCOME PAYMENT OPTION?



     A retirement annuity provides periodic payments for the life of an Annuitant (or an Annuitant and another person, the "Joint Annuitant") with a guaranteed number of Income Payments or for an ascertainable sum. Income Payments which remain the same throughout the payment period are referred to in this Prospectus as "Fixed Income Payments". Fixed Income Payments will always be the same specified amount. (See "Income Payments" at page 31.)



     11. WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     In the event the Owner or Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary named in the Policy an amount equal to the greater of (a) the Accumulation Value, less any outstanding loan balance under the Policy, or (b) the sum of all Premium Payments made less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges previously imposed. However, if the Beneficiary is the spouse of the Annuitant or Owner, see Question 12 below. (Also see "Death Before Annuity Commencement" at page 30 and "Federal Tax Matters" at page 34.)



     12. WHAT HAPPENS IF YOUR SPOUSE IS THE BENEFICIARY?


     If your spouse is the Beneficiary and you die before the Annuity Commencement Date, the Policy may, if the Policy is a Non-Qualified Policy, an IRA, TSA or SEP, be continued with your spouse as the new Owner and, if you are also the Annuitant, your spouse will be the new Annuitant. If you are not the Annuitant and the Annuitant dies, you may continue the Policy with you as the new Annuitant if you are the Annuitant's spouse and the Beneficiary. If you or your spouse chooses to continue the Policy, no death benefit proceeds will be paid as a consequence of your death, or the Annuitant's death.


     13. CAN THE POLICY BE RETURNED AFTER IT IS DELIVERED?



     The Policy contains a provision which permits cancellation by returning it to us, or to the registered representative through whom it was purchased, within 10 days of delivery of the Policy or such longer period as required under state law. The Owner will then receive from us the greater of (i) the initial Premium Payment; or (ii) the Accumulation Value on the date the Policy is received by us, without any deduction for Premium Taxes or a Surrender Charge.



     14. WHAT ABOUT VOTING RIGHTS?



     You may instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights" at page 37.)



     15. HOW WILL INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS BE CALCULATED?



     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 1997, the MainStay VP Cash Management Investment Division's yields for Separate Account-I and Separate Account-II were both 4.36%, and the effective yields were both 4.45%.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment. For the 30-day period ended December 31, 1997, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.08%, 6.25% and 4.60% for Separate Account-I, respectively, and 4.08%, 6.25% and 4.60% for Separate Account-II, respectively.


     The yield calculations do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that the Surrender Charge is applicable to a particular Policy, the yield of that Policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The following tables below present performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth and Morgan Stanley Emerging Markets Equity Investment Divisions of Separate Account-I for periods ending December 31, 1997. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 6, 7 and 8. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the periods shown. Thus, they reflect the deduction of any applicable surrender charges. The annual policy fee, which is charged to Policies with less than $10,000 of Accumulation

Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income, including interest and dividends.



     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Accounts. For periods prior to May 1, 1995, when the MainStay VP Bond, MainStay VP Growth Equity and Calvert Social Balanced Investment Divisions commenced operations, and for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. There is no performance information for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions because they were not available under the Policies as of the date of this Prospectus. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the tables below.



                               SEPARATE ACCOUNT-I
                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 1997)
                     -------------------------------------


                                                                                                        MAINSTAY VP
                                               MAINSTAY VP    MAINSTAY VP                               HIGH YIELD    MAINSTAY VP
                                                 CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
            INVESTMENT DIVISIONS:              APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND         EQUITY
---------------------------------------------  ------------   ----------    -----------   -----------   ------------  -------------
          PORTFOLIO INCEPTION DATE:              1/29/93        1/29/93       10/1/96       1/29/93       5/1/95        5/1/95
---------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:         1/29/93        1/29/93       10/1/96       1/29/93       5/1/95        5/1/95
---------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.......................................     14.21%         -2.65%         6.76%        1.26%          4.54%        -2.73%
3 Year.......................................     22.31%          1.70%           --         5.60%            --            --
5 Year.......................................        --             --            --           --             --            --
10 Year......................................        --             --            --           --             --            --
Since Portfolio Inception....................     15.90%          2.19%         8.04%        4.02%         11.02%         4.23%
Since Investment Division Inception..........     15.90%          2.19%         8.04%        4.02%         11.02%         4.23%

AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.......................................     21.89%          3.89%        13.93%        8.06%         11.57%         3.81%
3 Year.......................................     24.18%          3.93%           --         7.92%            --            --
5 Year.......................................        --             --            --           --             --            --
10 Year......................................        --             --            --           --             --            --
Since Portfolio Inception....................     16.85%          3.15%        13.80%        4.99%         13.64%         6.80%
Since Investment Division Inception..........     16.85%          3.15%        13.80%        4.99%         13.64%         6.80%

                                                MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP     CALVERT
                                                   TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED       SOCIAL
            INVESTMENT DIVISIONS:                 RETURN         VALUE         BOND         EQUITY        EQUITY       BALANCED
            ---------------------               -----------   -----------   -----------   -----------   -----------    --------
          PORTFOLIO INCEPTION DATE:               1/29/93       5/1/95        1/23/84       1/23/84       1/29/93       9/2/86
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:          1/29/93       5/1/95       12/15/93      12/15/93       1/29/93       5/1/95
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year........................................      8.95%        13.66%        1.42%         17.24%        22.86%        11.07%
3 Year........................................     15.59%           --         6.06%         23.32%        27.16%        17.03%
5 Year........................................        --            --         4.98%         16.15%           --         10.42%
10 Year.......................................        --            --         7.46%         15.12%           --         10.96%
Since Portfolio Inception.....................     11.06%        19.53%        8.66%         12.43%        17.35%         9.77%
Since Investment Division Inception...........     11.06%        19.53%        3.64%         17.58%        17.35%        14.65%

AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................     16.27%        21.31%        8.24%         25.12%        31.12%        18.54%
3 Year........................................     17.67%           --         8.38%         25.15%        28.89%        19.07%
5 Year........................................        --            --         5.95%         17.07%           --         11.44%
10 Year.......................................        --            --         7.46%         15.12%           --         10.96%
Since Portfolio Inception.....................     12.11%        21.85%        8.66%         12.43%        18.26%         9.77%
Since Investment Division Inception...........     12.11%        21.85%        4.83%         18.85%        18.26%        17.14%


                                                                                                                          MORGAN
                                                                                                           JANUS ASPEN   STANLEY
                                         ALGER AMERICAN                                      JANUS ASPEN     SERIES      EMERGING
                                             SMALL        FIDELITY VIP II    FIDELITY VIP      SERIES       WORLDWIDE    MARKETS
         INVESTMENT DIVISIONS:           CAPITALIZATION      CONTRAFUND      EQUITY INCOME    BALANCED       GROWTH       EQUITY
         ---------------------           --------------   ---------------    -------------   -----------   -----------   --------
       PORTFOLIO INCEPTION DATE:            9/20/88            1/3/95           10/9/86        9/13/93       9/13/93     10/1/96
---------------------------------------
  INVESTMENT DIVISION INCEPTION DATE:       10/1/96           10/1/96           10/1/96        10/1/96       10/1/96     10/1/96
---------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................       3.03%            14.83%            18.50%         12.94%        12.99%      -7.23%
3 Year.................................      15.11%               --             22.03%         17.39%        22.67%         --
5 Year.................................      10.17%               --             17.74%            --            --          --
10 Year................................         --                --             15.22%            --            --          --
Since Portfolio Inception..............      17.67%            24.72%            13.03%         13.57%        20.26%      -6.37%
Since Investment Division Inception....      -1.18%            16.89%            19.59%         11.43%        13.45%      -6.37%

AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................       9.96%            22.55%            26.46%         20.53%        20.58%      -0.99%
3 Year.................................      17.21%               --             23.90%         19.41%        24.53%         --
5 Year.................................      11.19%               --             18.61%            --            --          --
10 Year................................         --                --             15.22%            --            --          --
Since Portfolio Inception..............      17.67%            26.52%            13.03%         14.79%        21.32%      -1.37%
Since Investment Division Inception....       4.10%            23.14%            25.98%         17.39%        19.52%      -1.37%



     For periods commencing on or after the dates when the respective Investment Divisions commenced operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance, prepared under the method prescribed by the Securities and Exchange Commission when advertising performance information. It is noted that all average annual total return (if surrendered) figures have been prepared on the basis of this method, but are considered "non-standardized" for periods prior to the dates on which the respective Investment Divisions commenced operations. The average annual total return (no surrender) figures are all considered "non-standardized." For additional information regarding the total return calculations described above, please refer to the Statement of Additional Information.



     16. ARE POLICY LOANS AVAILABLE?



     If you have purchased your Policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) Plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans" at page 32.)

     17. HOW DO I CONTACT NYLIAC?



                  GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                  --------------------------------------  ----------------------------------
Regular           NYLIAC Variable Product Services        NYLIAC Variable Product Services
Mail              Madison Square Station                  P.O. Box 19289
                  P.O. Box 922                            Newark, NJ 07195-0289
                  New York, NY 10159

Express           NYLIAC Variable Product Services        NYLIAC Variable Product Services
Mail              51 Madison Avenue                       51 Madison Avenue
                  Room 452                                Room 452
                  New York, NY 10010                      New York, NY 10010

Customer Service  (800) 598-2019
and Unit Values



                              FINANCIAL STATEMENTS



     The audited financial statements of NYLIAC (including the auditor's report thereon) for the fiscal years ended December 31, 1997, 1996 and 1995, and of the Separate Accounts (including the auditor's report thereon) for the years ended December 31, 1997 and 1996 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION



     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by Price Waterhouse LLP, independent accountants, whose report on the related financial statements appears in the Statement of Additional Information. Values and units shown are for full year periods, except where indicated. This information should be read in conjunction with the Separate Accounts' financial statements and notes thereto which appear in the Statement of Additional Information.


                                                         MAINSTAY VP                                MAINSTAY VP
                                                    CAPITAL APPRECIATION                          CASH MANAGEMENT
                                     ---------------------------------------------------   ------------------------------
                                       1997       1996       1995       1994     1993(a)     1997       1996       1995
                                     --------   --------   --------   --------   -------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
 of period)........................   $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.12     $ 1.08     $ 1.04
Accumulation Unit value (end of
 period)...........................   $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.16     $ 1.12     $ 1.08
Number of units outstanding (in
 000s) (end of period).............   11,857     10,890      7,852      5,702     2,239     25,689     24,436     19,554

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
 of period)........................   $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.12     $ 1.08     $ 1.04
Accumulation Unit value (end of
 period)...........................   $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.16     $ 1.12     $ 1.08
Number of units outstanding (in
 000s) (end of period).............   10,312      8,675      5,852      3,787     1,402     27,559     20,142     15,539

                                        MAINSTAY VP
                                      CASH MANAGEMENT
                                     ------------------
                                       1994     1993(a)
                                     --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
 of period)........................   $ 1.01    $ 1.00
Accumulation Unit value (end of
 period)...........................   $ 1.04    $ 1.01
Number of units outstanding (in
 000s) (end of period).............   19,630    15,549

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
 of period)........................   $ 1.01    $ 1.00
Accumulation Unit value (end of
 period)...........................   $ 1.04    $ 1.01
Number of units outstanding (in
 000s) (end of period).............   15,647    10,677



                                                       MAINSTAY VP                           MAINSTAY VP
                                                       CONVERTIBLE                           GOVERNMENT
                                                    ------------------   ---------------------------------------------------
                                                      1997     1996(d)     1997       1996       1995       1994     1993(a)
                                                    --------   -------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of period).....   $10.32    $10.00     $11.76     $11.65     $10.11     $10.44    $10.00
Accumulation Unit value (end of period)...........   $11.76    $10.32     $12.71     $11.76     $11.65     $10.11    $10.44
Number of units outstanding (in 000s) (end of
 period)..........................................      636       154      2,749      3,177      3,281      3,686     2,843

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of period).....   $10.29    $10.00     $11.76     $11.65     $10.11     $10.44    $10.00
Accumulation Unit value (end of period)...........   $11.73    $10.29     $12.71     $11.76     $11.65     $10.11    $10.44
Number of units outstanding (in 000s) (end of
 period)..........................................      452        74      1,904      2,122      2,020      2,351     1,623

                                                             MAINSTAY VP
                                                             HIGH YIELD
                                                           CORPORATE BOND
                                                    -----------------------------
                                                      1997       1996     1995(c)
                                                    --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of period).....   $12.62     $10.91    $10.00
Accumulation Unit value (end of period)...........   $14.08     $12.62    $10.91
Number of units outstanding (in 000s) (end of
 period)..........................................    9,539      5,449     1,446

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of period).....   $12.60     $10.89    $10.00
Accumulation Unit value (end of period)...........   $14.06     $12.60    $10.89
Number of units outstanding (in 000s) (end of
 period)..........................................    5,215      2,841       778


                                                               MAINSTAY VP
                                                              INTERNATIONAL                    MAINSTAY VP
                                                                 EQUITY                        TOTAL RETURN
                                                      -----------------------------   ------------------------------
                                                        1997       1996     1995(c)     1997       1996       1995
                                                      --------   --------   -------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of period).......   $11.48     $10.53    $10.00     $15.10     $13.65     $10.77
Accumulation Unit value (end of period).............   $11.92     $11.48    $10.53     $17.55     $15.10     $13.65
Number of units outstanding (in 000s) (end of
 period)............................................      751        674       165      9,720      9,369      7,579

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of period).......   $11.49     $10.53    $10.00     $15.10     $13.65     $10.77
Accumulation Unit value (end of period).............   $11.93     $11.49    $10.53     $17.55     $15.10     $13.65
Number of units outstanding (in 000s) (end of
 period)............................................      553        426       112      7,911      7,185      5,450


                                                         MAINSTAY VP                MAINSTAY VP
                                                         TOTAL RETURN                  VALUE
                                                      ------------------   -----------------------------
                                                        1994     1993(a)     1997       1996     1995(c)
                                                      --------   -------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of period).......   $11.37    $10.00     $13.98     $11.50    $10.00
Accumulation Unit value (end of period).............   $10.77    $11.37     $16.96     $13.98    $11.50
Number of units outstanding (in 000s) (end of
 period)............................................    6,584     3,067      4,277      2,522       658

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of period).......   $11.37    $10.00     $14.02     $11.53    $10.00
Accumulation Unit value (end of period).............   $10.77    $11.37     $17.01     $14.02    $11.53
Number of units outstanding (in 000s) (end of
 period)............................................    4,441     1,805      3,186      1,754       435

                                                                MAINSTAY VP                                MAINSTAY VP
                                                                   BOND                                   GROWTH EQUITY
                                            ---------------------------------------------------   ------------------------------
                                              1997       1996       1995       1994     1993(b)     1997       1996       1995
                                            --------   --------   --------   --------   -------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $11.18     $11.10     $ 9.51      $9.97      --       $16.07     $13.08     $10.26
Accumulation Unit value (end of period)...   $12.10     $11.18     $11.10      $9.51      --       $20.11     $16.07     $13.08
Number of units outstanding (in 000s) (end
 of period)...............................    2,249      2,080      1,733        961      --        4,307      3,085      1,831

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $11.18     $11.10     $ 9.51      $9.97    $10.00     $16.07     $13.08     $10.26
Accumulation Unit value (end of period)...   $12.10     $11.18     $11.10      $9.51      9.97     $20.11     $16.07     $13.08
Number of units outstanding (in 000s) (end
 of period)...............................    1,655      1,591      1,314        641         3      3,451      2,336      1,403

                                               MAINSTAY VP
                                              GROWTH EQUITY
                                            ------------------
                                              1994     1993(b)
                                            --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $10.27    $10.00
Accumulation Unit value (end of period)...   $10.26    $10.27
Number of units outstanding (in 000s) (end
 of period)...............................      881         2

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $10.27    $10.00
Accumulation Unit value (end of period)...   $10.26    $10.27
Number of units outstanding (in 000s) (end
 of period)...............................      514         3


                                                                                                    ALGER AMERICAN     CALVERT
                                                                MainStay VP                             SMALL           SOCIAL
                                                              Indexed Equity                        CAPITALIZATION     BALANCED
                                            ---------------------------------------------------   ------------------   --------
                                              1997       1996       1995       1994     1993(a)     1997     1996(d)     1997
                                            --------   --------   --------   --------   -------   --------   -------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $17.41     $14.41     $10.66     $10.72    $10.00     $ 9.56    $10.00     $12.87
Accumulation Unit value (end of
 period)..................................   $22.83     $17.41     $14.41     $10.66    $10.72     $10.52    $ 9.56     $15.26
Number of units outstanding (in 000s) (end
 of period)...............................    6,724      4,768      3,677      3,236     2,187        722       129        154

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $17.41     $14.41     $10.66     $10.72    $10.00     $ 9.56    $10.00     $12.89
Accumulation Unit value (end of
 period)..................................   $22.83     $17.41     $14.41     $10.66    $10.72     $10.51    $ 9.56     $15.28
Number of units outstanding (in 000s) (end
 of period)...............................    5,616      3,783      2,983      2,567     1,819        551        55        138

                                                 CALVERT
                                                  SOCIAL
                                               BALANCED
                                            ------------------
                                              1996     1995(c)
                                            --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $11.58    $10.00
Accumulation Unit value (end of
 period)..................................   $12.87    $11.58
Number of units outstanding (in 000s) (end
 of period)...............................       69        24

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $11.59    $10.00
Accumulation Unit value (end of
 period)..................................   $12.89    $11.59
Number of units outstanding (in 000s) (end
 of period)...............................       61        12


                                                                                                              JANUS ASPEN
                                                 FIDELITY                                JANUS ASPEN             SERIES
                                                  VIP II            FIDELITY VIP            SERIES             WORLDWIDE
                                                CONTRAFUND         EQUITY-INCOME           BALANCED              GROWTH
                                            ------------------   ------------------   ------------------   ------------------
                                              1997     1996(d)     1997     1996(d)     1997     1996(d)     1997     1996(d)
                                            --------   -------   --------   -------   --------   -------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $10.58    $10.00     $10.55    $10.00     $10.14    $10.00     $10.36    $10.00
Accumulation Unit value (end of
 period)..................................   $12.97    $10.58     $13.34    $10.55     $12.22    $10.14     $12.50    $10.36
Number of units outstanding (in 000s) (end
 of period)...............................    1,844       240      1,138        77        802        94      2,632       256

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $10.38    $10.00     $10.47    $10.00     $10.16    $10.00     $10.38    $10.00
Accumulation Unit value (end of
 period)..................................   $12.72    $10.38     $13.25    $10.47     $12.25    $10.16     $12.52    $10.38
Number of units outstanding (in 000s) (end
 of period)...............................    1,542        91        788        51        600        39      2,159       100


                                              MORGAN STANLEY
                                                 EMERGING
                                              MARKETS EQUITY
                                            ------------------
                                              1997     1996(d)
                                            --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period)..................................   $ 9.93    $10.00
Accumulation Unit value (end of
 period)..................................   $ 9.83    $ 9.93
Number of units outstanding (in 000s) (end
 of period)...............................      452        78

SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period)..................................   $10.00    $10.00
Accumulation Unit value (end of
 period)..................................   $ 9.90    $10.00
Number of units outstanding (in 000s) (end
 of period)...............................      391        26


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                           AND THE SEPARATE ACCOUNTS


     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION



     New York Life Insurance and Annuity Corporation is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the Policies described in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $20.1 billion at the end of 1997. New York Life has invested in NYLIAC, and will, in order to maintain capital and surplus in accordance with state requirements, occasionally make additional contributions to NYLIAC.



     Year 2000 Readiness -- The computer systems we use to process all Policy transactions and valuations need to be modified to accommodate the changeover to Year 2000. These modifications are necessary for us to be able to continue to administer the Policies in Year 2000 and later. As is the case with most systems projects, risks and uncertainties exist, and a project could be delayed. We are, however, working to make these systems modifications, and we expect that the necessary changes will be completed on time and in a way that will result in no disruption to our Policy servicing operations.



     THE SEPARATE ACCOUNTS



     Each of the Separate Accounts was established as of October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.



     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and are not chargeable with liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or are charged against the assets of those Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of NYLIAC's Fixed Account and the performance of any other separate account.



     Each of the Separate Accounts currently has twenty-six Investment Divisions which invest Premium Payments solely in the corresponding Eligible Portfolios of the relevant Fund. Additional Investment Divisions may be added at the discretion of NYLIAC.



     THE PORTFOLIOS



     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.



     THERE IS NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES



     The Funds' shares are also available to certain separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Shares of the Alger American Fund, the Calvert Variable Series, the Fidelity Funds, the Janus Aspen Series, the MFS Trust, the Morgan Stanley Fund, the T. Rowe Price Series and the Van Eck Trust may also be available to separate accounts of insurance companies unaffiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding please refer to the relevant Fund prospectus.



     NYLIAC renders certain services to Owners of the Policies in connection with the investment of Premium Payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the investment advisers or other service providers of some of the Funds in return for providing services of this type. Currently, NYLIAC receives service fees at annual rates ranging from .10% to .21% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.



     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



----------------------------------------------------------------------------------------------------------------------------
               FUND                        INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       MacKay-Shields Financial            MainStay VP Capital Appreciation;
                                    Corporation                         MainStay VP Cash Management;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity;
                                                                        MainStay VP Total Return;
                                                                        MainStay VP Value
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       Monitor Capital Advisors, Inc.      MainStay VP Indexed Equity
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Insurance Company     MainStay VP Bond;
                                                                        MainStay VP Growth Equity;
                                                                        MainStay VP American Century Income &
                                                                          Growth(1);
                                                                        MainStay VP Dreyfus Large Company Value(1);
                                                                        MainStay VP Eagle Asset Management Growth
                                                                          Equity(1);
                                                                        MainStay VP Lord Abbett Developing Growth(1)
----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.       Calvert Asset Management Company    Calvert Social Balanced
----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP II Contrafund
Products Fund II                    Company
----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Equity-Income
Products Fund                       Company
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust        Massachusetts Financial Services    MFS Growth with Income Series(1);
                                    Company                             MFS Research Series(1)
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     Morgan Stanley Asset Management     Morgan Stanley Emerging Markets Equity
Inc.                                Inc.
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income(1)
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets(1)
----------------------------------------------------------------------------------------------------------------------------


---------------

(1) Available under the Policies beginning June 1, 1998.



Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company, if the shares of the Eligible Portfolios are no longer available for investment, or if in NYLIAC's judgment, investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to an Owner's interest in an Investment Division will not be made until the Owner has been notified of the change. Nothing contained herein shall prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from effecting a conversion between series or classes of policies on the basis of requests made by Owners.


     Each of the Separate Accounts currently has twenty-six Investment Divisions which invest Premium Payments solely in the corresponding Eligible Portfolios of the Funds. NYLIAC may also establish additional Investment Divisions for each of the Separate Accounts. Each additional Investment Division will purchase shares in a new portfolio of a Fund or in another mutual fund. New Investment Divisions may be established when, in the sole discretion of NYLIAC, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to existing Owners on a basis to be determined by NYLIAC. NYLIAC may also eliminate one or more Investment Divisions, if, in its sole discretion, marketing, tax, investment or other conditions warrant.



     In the event of any such substitution or change, NYLIAC may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights, the Separate Accounts may be operated as management companies under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.



     REINVESTMENT


     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset values on the payable date.


                                  THE POLICIES



     PURPOSE OF POLICIES


     The Policies described in this Prospectus are designed to establish retirement benefits for two types of purchasers.


     The first type of purchaser is one who is eligible to participate in, and purchases a Policy for use with, any one of the following: (1) annuity plans qualified under Section 403(a) of the Internal Revenue Code (the "Code"); (2) annuity purchase plans adopted by certain private tax exempt organizations and certain state supported educational institutions under certain circumstances under Section 403(b) of the Code; (3) individual retirement annuities ("IRAs") meeting the relevant requirements of Sections 408 or 408A of the Code; or (4) deferred compensation plans with respect to service for state and local governments (and certain other entities) under Section 457 of the Code. Policies purchased by these individuals for use with these plans are referred to as "Qualified Policies." (See "Federal Tax Matters" at page 34.)


     The second type of purchaser is one, other than those described above, who purchases a Policy to provide supplemental retirement income. Policies purchased by these individuals are referred to as "Non-Qualified Policies."

     The Accumulation Value will fluctuate based on the investment experience of the Investment Divisions selected by the Owner and the interest credited on the Fixed Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds, and the Owner bears the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. There is no assurance that the investment objectives will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations of the shares of the Funds.

     TYPES OF POLICIES


     The Policies are only offered on the lives of individual Annuitants. Only Flexible Premium Policies are available (for which additional Premium Payments can be made). They may be either Qualified Policies or Non-Qualified Policies.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     Individuals wishing to purchase a Policy must complete an application and provide an initial Premium Payment which will be sent to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the Policy becomes part of a pre-authorized billing arrangement. If the application can be accepted in the form received, the initial Premium Payment will be credited within two Business Days after receipt. If the initial Premium Payment cannot be credited within five Business Days after receipt by NYLIAC because the application is incomplete, NYLIAC will contact the applicant and explain the reason for the delay and will offer to refund the initial Premium Payment immediately, unless the applicant consents to NYLIAC's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled. Acceptance is subject to NYLIAC's rules and NYLIAC reserves the right to reject any application or initial Premium Payment. NYLIAC's rules generally require that only one Owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     Initial Premium Payments allocated to the Fixed Account or to Investment Divisions of the Separate Accounts will be allocated to the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Thereafter, Premium Payments will be allocated in accordance with the Owner's instructions. Subsequent Premium Payments are credited to the Policy at the close of the Business Day on which they are received at NYLIAC. Premium Payments may be allocated in up to 18 Investment Divisions plus the Fixed Account. Moreover, the percentages of the Premium Payments (which must be in whole number percentages) allocated to each Allocation Alternative may be increased or decreased at the time a Premium Payment is made. However, any change to the Policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.



     Unless we provide otherwise, the minimum initial Premium Payment for Qualified Policies is as follows: (a) $50 per month or a $2,000 single premium for tax-sheltered annuities; (b) $1,200 initial Premium Payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium for IRAs; (c) $50 per month for Deferred Compensation plans; and (d) $600 initial Premium Payment, or $50 per month if part of a pre-authorized billing arrangement, for Simplified Employee Pension plans. For Non-Qualified Policies, the minimum initial Premium Payment is a $5,000 single premium or a $2,500 Premium Payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Premium Payments (of at least $50 each or such lower amount as we may permit) may be made at any interval, or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, and pre-authorized monthly deductions from bank, credit union or similar accounts and public or private employee payroll deductions. Premium Payments may be made at any time before the Annuity Commencement Date and while the Annuitant and the Owner are living provided that the aggregate amount of Premium Payments may not be more than $1,000,000, without our prior approval.


     For Qualified Policies, the Premium Payments made in any Policy Year may not be more than the amount permitted by the plan or by law for the plan indicated in the application for the Policy. NYLIAC reserves the right to limit the dollar amount of any Premium Payment. NYLIAC also reserves the right in its discretion to accept Premium Payments less than $50, provided such discretion is exercised in a non-discriminatory manner.


     If no Premium Payments are made under a Policy for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000, then NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel the Policy and pay the Owner the Accumulation Value. (See "Cancellations" at page 30.)



     ISSUE AGES



     Non-Qualified Policies can be issued if both the Owner and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York) and we will accept additional Premium Payments until either the Owner or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, TSA and SEP plans, the Owner and Annuitant must be the same. Qualified Policies can be issued if the Owner/Annuitant is between the ages of

18-80 and we will accept additional Premium Payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.



     TRANSFERS



     Prior to 30 days before the Annuity Commencement Date, amounts may be transferred between Investment Divisions of the same Separate Account or to the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, the minimum value of Accumulation Units that may be transferred from one Investment Division to other Investment Divisions within the Separate Accounts, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Except in connection with the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, if, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500, the entire value will be transferred unless NYLIAC in its discretion determines otherwise. There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. In addition to transfers made in connection with the Interest Sweep option, transfers may be made from the Fixed Account to the Investment Divisions in certain other situations. (See "The Fixed Account" at page 33.)



     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" below.) Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Valuation Period during which NYLIAC receives the telephone transfer request, or at the end of the Business Day if NYLIAC receives a written request. (See "Delay of Payments" at page 32.)



     PROCEDURES FOR TELEPHONE TRANSFERS


     Owners may effect telephone transfers in two ways. All Owners may directly contact a service representative. Owners may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits the unassisted transfer of monies among the Investment Divisions and/or the Fixed Account and change of the allocation of future Premium Payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.


     NYLIAC will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a service representative, will be confirmed by NYLIAC through a written letter. NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. Telephone transfer requests must be received no later than 4:00 p.m. Eastern Time in order to assure same-day processing. Requests received after 4:00 p.m. will be processed at the end of the next Valuation Period.



     DOLLAR COST AVERAGING



     This program permits systematic investing to be made in equal installments over various market cycles to help reduce risk. The Owner may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. The Owner will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers, either monthly, quarterly, semi-annually or annually. This process is called Dollar Cost Averaging. Dollar Cost Averaging transfers are not available from the Fixed Account, but these transfers may be made into the Fixed Account. A minimum of $100 must change Investment Divisions (for each Investment Division and the Fixed Account) with each transfer. The minimum Accumulation Value required to elect this option is $5,000. The minimum transfer amount and minimum Accumulation Value may be reduced at NYLIAC's discretion.

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Since the same dollar amount is transferred to an Investment Division with each transfer, more units are purchased in an Investment Division if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower than average cost per unit will be achieved if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, more units are sold in an Investment Division if the value per unit is low and fewer units are sold if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month specified by the Owner, or on the next Business Day. The Owner may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a Dollar Cost Averaging transfer, NYLIAC must have received a request in writing no later than one week prior to the date Dollar Cost Averaging transfers are to commence.

     The Dollar Cost Averaging option may be canceled at any time by the Owner in a written request or by NYLIAC if the Accumulation Value is less than $5,000, or such lower amount as we may determine. The Dollar Cost Averaging option may not be elected if you have selected the Automatic Asset Reallocation option.


     AUTOMATIC ASSET REALLOCATION



     Selection of this option allows an Owner to maintain the percentage of the Owner's Variable Accumulation Value allocated to each Separate Account Investment Division at a pre-set level. For example, an Owner might specify that 50% of the Variable Accumulation Value of a Policy be allocated to the MainStay VP International Equity Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP Convertible Investment Division. Over time, the variations in each such Investment Division's investment results will shift this balance. If you elect this reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. NYLIAC will process Automatic Asset Reallocations of less than $500. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions pursuant to this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if the Automatic Asset Reallocation option is selected.



     The Automatic Asset Reallocation option may be canceled at any time by the Owner in a written request or by NYLIAC if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. The Automatic Asset Reallocation option may not be elected if you have selected the Dollar Cost Averaging option.



     INTEREST SWEEP



     The Owner may request, prior to the Annuity Commencement Date, for the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to any combination of Investment Divisions. The Owner will specify the Investment Divisions to transfer money to, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (any day except the 29th, 30th or 31st of a month). This process is called Interest Sweep. The minimum Fixed Accumulation Value required to elect this option is $5,000, but may be reduced at NYLIAC's discretion.


     The Interest Sweep may be requested in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, the Interest Sweep transfer will be processed first.


     An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment Divisions" at page 34.) If an Interest Sweep would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, the transfer will not be processed and the Interest Sweep will be canceled. The Interest Sweep option may be canceled at any time by the Owner in a written request, or by NYLIAC if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.

     ACCUMULATION PERIOD


     (a) Crediting of Premium Payments

     The Owner may allocate a portion of each Premium Payment to one or more Investment Divisions or the Fixed Account. The minimum amount that may be allocated to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The initial Premium Payment will be placed in the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Subsequently, the allocation percentages for the first and any later premiums will be as requested in the application, unless subsequently changed by the Owner.


     That portion of each Premium Payment allocated to a designated Investment Division of a Separate Account is credited to the Policy in the form of Accumulation Units. The number of Accumulation Units credited to a Policy is determined by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the Business Day during which the Premium Payment and documentation is received at NYLIAC. The value of an Accumulation Unit will vary in accordance with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units credited to a Policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at page 33 for a description of interest credited thereto.)


     (b) Valuation of Accumulation Units


     The value of Accumulation Units is expected to increase or decrease from Valuation Period to Valuation Period. The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Accounts' charges. The Statement of Additional Information contains a detailed description of how the Accumulation Units are valued.



     OWNER INQUIRIES



     Owner inquiries should be addressed to NYLIAC. (See page 17.)



                             CHARGES AND DEDUCTIONS



     SURRENDER CHARGES


     Since no deduction for a sales charge is made from Premium Payments, a Surrender Charge (sometimes referred to as a contingent deferred sales charge) is imposed on certain partial withdrawals and surrenders of the Policies, to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. The Surrender Charge is measured as a percentage of the amount withdrawn or surrendered. The Surrender Charge may apply to amounts applied under certain Income Payment options.


     In the case of a surrender, the Surrender Charge is deducted from the amount paid to the Owner. In the case of a Partial Withdrawal, the Owner directs NYLIAC to take Surrender Charges either from the remaining value of the Allocation Alternatives from which the Partial Withdrawals are made, or from the amount paid to the Owner. If the remaining value in an Allocation Alternative is less than the necessary Surrender Charge, the remainder of the charge will be deducted from the amount withdrawn from that Allocation Alternative.


     The Surrender Charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The amount of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE


                        POLICY YEAR                           CHARGE
                        -----------                           ------
1-3.........................................................    7%
  4.........................................................    6%
  5.........................................................    5%
  6.........................................................    4%
  7.........................................................    3%
  8.........................................................    2%
  9.........................................................    1%
 10 and later...............................................    0

     The duration of the Surrender Charge schedule is based solely on the Policy Date. Additional Premium Payments do not begin their own unique Surrender Charge schedules.


     EXCEPTIONS TO SURRENDER CHARGES



     There are a number of exceptions to the imposition of a Surrender Charge. First, for all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of surrender or withdrawal. Second, for Policies with accumulated Premium Payments of $100,000 or more, no Surrender Charge will be applied if either (1) the total amount withdrawn in any Policy Year is 10% or less of the Accumulation Value at the time of surrender or (2) the amount withdrawn is less than or equal to the gain in the Policy which is measured as the Accumulation Value of the Policy less accumulated Premium Payments. Third, no Surrender Charge will be applied if NYLIAC cancels the Policy. (See "Cancellations" at page 30.) Fourth, no Surrender Charge will be applied when proceeds are paid on the death of the Owner or the Annuitant. Fifth, no Surrender Charge will be applied when an Income Payment Option is selected in any Policy Year after the first Policy Year. Sixth, no Surrender Charge will be applied when the Policy's Required Minimum Distribution Option is selected. However, amounts withdrawn under the Required Minimum Distribution option will count against the first exception described above. (See "Periodic Partial Withdrawals" at page 29.) Seventh, no Surrender Charge will be applied for any withdrawals at age 59 1/2 or older if the Policy is tax-qualified and if the Policy was acquired as the result of a transfer or rollover of a NYLIAC tax-deferred annuity policy. Eighth, no Surrender Charge will be imposed in connection with withdrawals made in accordance with the terms of the Living Needs Benefit Rider or Unemployment Benefit Rider (See "Riders" at page 33 of this Prospectus for additional information). Finally, in no event may the aggregate Surrender Charges under a Policy exceed 8.5% of the total Premium Payments. (See "The Fixed Account" at page 33 for additional exceptions to the imposition of a Surrender Charge.)



     OTHER CHARGES



     During the Accumulation Period, NYLIAC imposes certain charges which have been set at a level to recover the cost of providing Policy administration services. All Policies are subject to an administrative fee charged daily as an amount equal, on an annual basis, to .10% of the daily net asset value of the applicable Separate Account. In addition, an annual Policy fee for Policy administration expenses is deducted once each Policy Year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $10,000. This Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value or lower if required by state law at the end of the Policy Year or on the date of surrender, whichever is applicable. The annual Policy fee is deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary. These charges are intended to offset the administrative expenses associated with the Policies, e.g., the costs of collecting, processing, and confirming Premium Payments. They are also intended to offset the cost of establishing and maintaining the available methods of payment.



     NYLIAC also imposes risk charges to compensate it for bearing certain mortality and expense risks under the Policies. The Policies contain guaranteed minimum monthly fixed Income Payment amount tables. NYLIAC promises to continue to make Income Payments to each Owner determined according to those tables and other provisions contained in the Policy regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. Thus neither an Annuitant's own longevity nor a greater improvement in life expectancy than that anticipated in those tables will have an adverse effect on the Income Payments received by the Owner under the Policy. Therefore the Annuitant is relieved of the risk of outliving the fund accumulated for retirement. That risk is NYLIAC's. A risk also arises from NYLIAC's guarantee that if the Annuitant or the Policy

Owner dies prior to the Annuity Commencement Date, an amount will be paid to the Beneficiary which will be equal to the greater of (a) the Accumulation Value less any outstanding loan balance under the Policy as of the date due proof of death and all requirements necessary to make payments are received; or (b) the sum of all Premium Payments made, less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges previously imposed. (See "Death Before Annuity Commencement" at page 30). In addition, NYLIAC assumes the risk that the charges for providing Policy administration services to Owners and Annuitants may be insufficient to cover the actual costs incurred by NYLIAC. Moreover, NYLIAC does not anticipate that the Surrender Charges on withdrawals and surrenders will generate sufficient funds to pay the distribution expenses. If these charges are insufficient to cover those expenses, the deficiency will be met from NYLIAC's general funds, including amounts derived from the risk charges that are not needed for expenses actually incurred. For assuming these risks NYLIAC makes a daily charge equal to a percentage of the value of the net assets in the Separate Accounts. This charge is equal, on an annual basis, to 1.20% (of which .70% is attributable to mortality risks and .50% to expense risks) of the daily net asset values. If these charges are insufficient to cover actual costs and assumed risks the loss will fall on NYLIAC. Conversely, if the charges prove more than sufficient any excess will be added to NYLIAC's general funds. NYLIAC guarantees that these charges will not be increased.



     The value of the assets in the Separate Accounts will reflect the value of Fund shares and therefore the fees and expenses paid by the Funds, which are described in the relevant Fund's prospectus. The fees and expenses paid by the Funds are not fixed or specified under the terms of the Policy, and they may vary from year to year.



     GROUP AND SPONSORED ARRANGEMENTS



     For certain group or sponsored arrangements, we may reduce the Surrender Charge and the administrative charges or change the minimum initial Premium Payment, and the minimum additional Premium Payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases Policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Policies to its employees or retirees on an individual basis.


     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a Policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge or administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES


     NYLIAC may, where such taxes are imposed by state law, deduct premium taxes relative to the Policy either (i) when a surrender or cancellation occurs, or
(ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as the Owner's current state of residency, and the insurance laws and the status of NYLIAC in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters" at page 34.) Based upon these expectations, no charge is being made currently to the Separate Accounts for corporate federal income taxes which may be attributable to the Separate Accounts.


     NYLIAC will review the question of a charge to the Separate Accounts for corporate federal income taxes periodically. Such a charge may be made in future years for any federal income taxes incurred by NYLIAC. This might become necessary if the tax treatment of NYLIAC is ultimately determined to be other than what NYLIAC currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in NYLIAC's tax status. In the event that NYLIAC should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the

Policies, the Accumulation Value of the Policies would be correspondingly adjusted by any provision or charge for such taxes.


                         DISTRIBUTIONS UNDER THE POLICY



     SURRENDERS AND WITHDRAWALS



     The Owner may make a Partial Withdrawal, Periodic Partial Withdrawal, Hardship Withdrawal or surrender the Policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value on the Business Day during which the surrender or withdrawal request is received at NYLIAC, less any outstanding loan balance, any Surrender Charges and any premium taxes which we may deduct, less the charge for Policy administration expenses, if applicable. The Policy administration expense charge, if applicable, will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. If at the time the Owner makes a withdrawal or surrender request, he or she has not provided NYLIAC with a written election not to have federal income taxes withheld, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal, and remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. All surrenders or withdrawals will be paid within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments" at page 32.)


     Since the Owner assumes the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a Surrender Charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total Premium Payments made.


     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)


     (a) Surrenders


     A Surrender Charge and any premium tax, if applicable, less any outstanding loan balance, and less the charge for Policy administration expenses, if applicable, may be deducted from the amount paid. The Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. The proceeds will be paid in a lump sum to the Owner unless the Owner elects a different Income Payment method. (See "Income Payments" at page 31.) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. The amount will be withdrawn from the Allocation Alternatives in accordance with the Owner's request. If the Owner does not specify how to allocate a Partial Withdrawal among the Allocation Alternatives, NYLIAC will allocate the Partial Withdrawal on a pro-rata basis. Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)


     If the value in any of the Allocation Alternatives from which the Partial Withdrawal is being made is less than or equal to the amount requested from that Allocation Alternative, NYLIAC will pay the entire value of that Allocation Alternative, less any Surrender Charge that may apply, to the Owner.

     (c) Periodic Partial Withdrawals

     The Owner may elect to receive regularly scheduled withdrawals from the Policy. These withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. The Owner elects the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). The Owner specifies which Investment Divisions and/or Fixed Account to make the withdrawals from. The minimum withdrawal under this program is $100, or such lower amount as we may permit. Periodic Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--

Taxation of Annuities in General" at page 35.) If the Owner does not specify otherwise, NYLIAC will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.


     The Owner may elect to receive "Interest Only" Periodic Partial Withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for Periodic Partial Withdrawals will be waived. However, there must be at least $5,000 in the Fixed Account at the time of each Periodic Partial Withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The Surrender Charge and 10% penalty tax, if applicable, and provisions applicable to Partial Withdrawals apply to Hardship Withdrawals. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of Surrender. For Policies with accumulated Premium Payments of $100,000 or more, the Surrender Charge will not apply if the amount of the Hardship Withdrawal is less than or equal to the gain in the Policy which is measured as the Accumulation Value of the Policy less accumulated Premium Payments.



     REQUIRED MINIMUM DISTRIBUTION OPTION



     For IRAs and IRA SEPs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs last.



     CANCELLATIONS


     NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel a Policy if no Premium Payments are made for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000. If such a cancellation occurs, NYLIAC will pay the Owner the Accumulation Value. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the Policy unless the Policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The Owner may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. The Owner may defer the Annuity Commencement Date to a later date agreed to by NYLIAC, provided that written notice of the request is received by NYLIAC at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law. The Surrender Charge will be waived if the Life Income Payment Option is selected after the first policy anniversary.


     DEATH BEFORE ANNUITY COMMENCEMENT



     If an Owner or Annuitant dies prior to the Annuity Commencement Date, an amount will be paid, as of the date proof of death and all requirements necessary to make the payment are received, as proceeds to the designated Beneficiary. That amount will be the greater of (a) the Accumulation Value, less any outstanding loan balance, and (b) the sum of all Premium Payments made less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges on those withdrawals. The formula guarantees that the amount paid will at least equal the sum of all Premium Payments (less any outstanding loan balance, Partial Withdrawals and Surrender Charges on such Partial Withdrawals), independent of the investment experience of the Separate Accounts. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment Option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the Policy is invested as of the date proof of death and all requirements necessary to make the payment to that Beneficiary is received.

     If an Owner or Annuitant dies before the Annuity Commencement Date, the Policy will no longer be in force and we will pay as proceeds to the Beneficiary an amount which is the greater of "(a)" or "(b)" as they are described in the preceding paragraph. Payment will be made in a lump sum to the Beneficiary unless the Owner has elected or the Beneficiary elects otherwise in a signed written notice which gives us the facts that we need. If such an election is properly made, all or part of these proceeds will be:

          (i) applied under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the Owner and Annuitant; or


          (ii) applied under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the Owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "Income Payments" below.)



     If the Owner's spouse is the Beneficiary, the proceeds can be paid to the surviving spouse if the Owner dies before the Annuity Commencement Date or the Policy can continue with the Owner's surviving spouse as the new Owner, and, if the Owner was the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a Policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment Option in effect.


     Any distribution or application of Policy proceeds will be made within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments" at page 32.)



     INCOME PAYMENTS


     (a) Election of Income Payment Options


     Income Payments will be made under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a single sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, the Owner may change the Income Payment option or request any other method of payment agreeable to NYLIAC. If the Life Income Payment Option is chosen, proof of birth date may be required before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.


     Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total Premium Payments if the Annuitant dies before the actuarially predicted date of death. Income Payment options involving life income are based on annuity tables that vary on the basis of gender, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, the Owner (or the Beneficiary upon the death of the Annuitant, or the Owner prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a single sum.

     (c) Proof of Survivorship

     Satisfactory proof of survival may also be required, from time to time, before any Income Payments or other benefits will be paid. The proof will be requested at least 30 days prior to the next scheduled benefit payment date.

     DELAY OF PAYMENTS


     Payment of any amounts due from the Separate Accounts under the Policy will occur within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission;

          3. The Securities and Exchange Commission permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, transfers from the Separate Accounts to the Fixed Account may be delayed.


     Payments of any amount due from the Fixed Account may also be delayed. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. Interest of at least 3.5% per year will be paid on any partial or full surrender request deferred for 30 days or more.



     DESIGNATION OF BENEFICIARY


     The Owner may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, the Owner may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before the Owner and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner. If the Owner is the Annuitant, the proceeds pass to the Owner's estate. However, if the Owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner's estate.


     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)



     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction; the earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may nonetheless be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act, NYLIAC relies upon a November 28, 1988 letter for exemptive relief.


     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.


     LOANS



     Under your 403(b) Policy, you may borrow against your Policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the Policy. The minimum loan amount is $500. The maximum loan that may be taken is the lesser of: (a) 50% of the Policy's Accumulation Value on the date of the loan or (b) $50,000. A loan processing fee of $25 will be withdrawn from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, sufficient Accumulation Value will be transferred from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding no partial withdrawals or transfers may be made which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.


     For plans not subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the interest rate paid by the Owner of the loan will equal 5%. The assets being held in the Fixed Account to secure the loan will be credited with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, the interest charged on the loan will be applied annually at the Prime Rate at the beginning of the calendar year, plus 1%. The money being held in the Fixed Account to secure the loan will be credited with a rate of interest that is the Prime Rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, interest will be assessed in arrears as part of the periodic loan repayments.

     The loan must be repaid on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. Depending upon applicable state law, if a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by Federal Income Tax rules. Such a repayment will be taken first from the Fixed Accumulation Value as of the most recent Policy Anniversary and then on a first in, first out basis from amounts allocated to the Fixed Account since the most recent Policy Anniversary.

     Loans to acquire a principal residence are permitted under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     Any outstanding loan balance will be deducted from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the Owner or Annuitant, any outstanding loan balance will be deducted from the Fixed Accumulation Value as a Partial Withdrawal as of the date the notice of death is received.

     Loans are subject to the terms of the Policy, your 403(b) Plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this Policy at any time. However, any action taken by us will not affect already outstanding loans.


     RIDERS


     For no additional Premium Payment, two riders are included: an Unemployment Benefit Rider and a Living Needs Benefit Rider, both of which provide for an increase in the amount that can be withdrawn from your Policy which will not be subject to the imposition of a surrender charge upon the occurrence of certain qualifying events. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, as Owner, may be eligible to receive all or a portion of the Accumulation Value without paying a Surrender Charge. There is no additional charge for this, and as the Owner you are automatically entitled to this benefit if it is approved by your state. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.


     (b) Unemployment Benefit Rider

     For all Non-Qualified Policies and IRAs, if you as Owner of the Policy become unemployed, you may be eligible to increase the amount that can be withdrawn from your Policy up to 50% without paying contract Surrender Charges. There is no additional charge for this, and as Owner you are automatically entitled to this benefit if it is approved by your state. This rider can only be used once. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.


                               THE FIXED ACCOUNT



     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. An interest in the Fixed Account is not registered under the Securities Act of 1933, and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of these statutes, and NYLIAC has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may, however, be subject to certain applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the Policies. NYLIAC may, AT ITS SOLE DISCRETION, credit a higher rate of interest to amounts allocated or transferred to the Fixed Account. The interest rate will be set quarterly on the first day of each new calendar quarter. All Premium Payments and additional payments (including transfers from other Investment Divisions) received during a calendar quarter receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Bail-Out


     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "Surrender Charges" at page 26.) In addition to the "Exceptions to Surrender Charges" described at page 27, subject to any applicable state insurance law or regulation, a Surrender Charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy's Data Page, and the Owner, within 60 days after that Policy Anniversary, withdraws part or all of that amount allocated to the Fixed Account. NYLIAC reserves the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.


     (c) Transfers to Investment Divisions

     Amounts may be transferred from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. An amount may be transferred from the Fixed Account to the Investment Divisions if, on any Policy Anniversary, the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and the Owner, within 60 days after that Policy Anniversary, makes a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

          2. An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred during that Policy Year from the Fixed Account to the Investment Divisions.

          3. Transfers of at least the minimum amount are permitted. The minimum amount that may be transferred from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. (Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise.)


     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. For a more detailed discussion of procedures that may be used for requesting transfers by telephone, please see "Procedures for Telephone Transfers" at page 24 of this Prospectus.


     Unlimited transfers are permitted each Policy Year, although we reserve the right to impose a charge of $30 per transfer for each transfer in excess of twelve transfers in any Policy Year. Partial Withdrawals will be deducted and any Surrender Charges will be applied to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional Premium Payments or transfers from Investment Divisions in the same order in which they were allocated to the Fixed Account during the current Policy Year.

     See the Policy itself for details and a description of the Fixed Account.


                              FEDERAL TAX MATTERS



     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Policy. Any person concerned about these tax implications should consult a competent tax adviser before making a Premium Payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, no attempt has been made to consider any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.



     TAXATION OF ANNUITIES IN GENERAL


     The following discussion assumes that the Policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity contract owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or Partial Withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, an owner of any deferred annuity Policy who is not a natural person must include in income any increase in the excess of the Owner's Accumulation Value over the Owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.


     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any Premium Payments paid by or on behalf of an individual under a Policy which is not excluded from the individual's gross income. For Policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the Policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed; after the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For Fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution pursuant to any Policy, there may be imposed a penalty tax equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the

Owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Policy or other annuity contract.

     A transfer of ownership of a Policy may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any transfer or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED PLANS



     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, NYLIAC makes no attempt to provide more than general information about use of the Policies with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy issued in connection therewith. Purchasers of Policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Policy therefore.


          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.



          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.



                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the Policies and is an indirect wholly-owned subsidiary of New York

Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.



                                 VOTING RIGHTS


     The Funds are not required to hold routine annual stockholder meetings. Each Fund's Board of Directors/Trustees has decided not to hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Not holding routine annual meetings will result in Owners having a lesser role in governing the business of the Funds.

     To the extent required by law, the Eligible Portfolio shares held in the Investment Divisions of the Separate Accounts will be voted by NYLIAC at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, NYLIAC may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Investment Division of the Separate Accounts. That number will be determined by applying his or her percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division. Prior to the Annuity Commencement Date, the Owner holds a voting interest in each Investment Division to which Policy Value is allocated. The number of votes which are available to an Owner will be determined by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios.

     The number of votes of the Eligible Portfolio which are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                           TABLE OF CONTENTS FOR THE

                      STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
GENERAL MATTERS.............................................    5
FEDERAL TAX MATTERS.........................................    6
DISTRIBUTOR OF THE POLICIES.................................    7
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    7
STATE REGULATION............................................    7
RECORDS AND REPORTS.........................................    8
LEGAL PROCEEDINGS...........................................    8
INDEPENDENT ACCOUNTANTS.....................................    8
OTHER INFORMATION...........................................    8
FINANCIAL STATEMENTS........................................  F-1



 How to obtain a New York Life LifeStages(SM) Flexible Premium Variable Annuity
                     Statement of Additional Information.



               Call (800) 598-2019 or send this request form to:



                            NYLIAC Variable Product Services
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159


--------------------------------------------------------------------------------

Please send me a New York Life LifeStages(SM) Flexible Premium Variable Annuity
            Statement of Additional Information dated May 1, 1998:


--------------------------------------------------------------------------------

Name


--------------------------------------------------------------------------------

Address


--------------------------------------------------------------------------------

City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                  [NY LIFE LOGO]


                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY



                              DISCLOSURE STATEMENT



     The following information is being provided to you, the Policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.



     1. REVOCATION OF YOUR IRA



     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.



     2. CONTRIBUTIONS



     (a) Regular IRA. The Policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.



     (b) Spousal IRA. If the Policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the Policyowner for the year, the Policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Code. Such contributions shall be in cash and shall be vested in accordance with this Disclosure Statement.



     (c) Rollover IRA. A rollover contribution by the Policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the Policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2) within one (1) year of receiving such distribution, the Policyowner did not receive another distribution which constituted a "rollover" referred to in Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.



     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.



     (d) Transfers. The Policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.



     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).



     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your


                                      IRA-1
includable compensation ($160,000 for 1997, adjusted for inflation thereafter) or $30,000. The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,000 in 1998 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.



     (g) Responsibility of the Policyowner. If the Policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the Policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.



     3. DEDUCTIBILITY OF CONTRIBUTIONS



     (a) Eligibility. Under the new law, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.



     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity (403(b)) arrangement or a 401(k) plan), a Simplified Employee Pension Plan (SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.



     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.



     If you are single, your threshold AGI level is $30,000 (for 1998). The Threshold Level if you are married and file a joint tax return is $50,000 (for
1998), and if you are married, but file a separate tax return, the Threshold Level is $0. However, if only your spouse is an active participant and you file a joint tax return, the Threshold level is $150,000 phased out at $160,000 (beginning in 1998).


                                      IRA-2

     The $30,000 and $50,000 Threshold Levels are to increase in future years as shown below:



                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  1998                                       $50,000
  1999                                       $51,000
  2000                                       $52,000
  2001                                       $53,000
  2002                                       $54,000
  2003                                       $60,000
  2004                                       $65,000
  2005                                       $70,000
  2006                                       $75,000
  2007 and thereafter                        $80,000



                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  1998                                       $30,000
  1999                                       $31,000
  2000                                       $32,000
  2001                                       $33,000
  2002                                       $34,000
  2003                                       $40,000
  2004                                       $45,000
  2005 and thereafter                        $50,000



     If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:



      10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
      -------------------
           10,000



     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.



     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.



     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.



     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS



     Even if you are above the Threshold Level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.



     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.


                                      IRA-3

     5. DISTRIBUTIONS



     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).



     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.



     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).



     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.



Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)



     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.



     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.



     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).



     6. PENALTIES



     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.



     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies


                                      IRA-4
of you and your beneficiary or is used to pay certain medical expenses or is used for certain qualified first-time homebuyer expenses (beginning in 1998) or certain qualified higher education expenses (beginning in 1998). The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income. (If you transfer, rollover or convert a regular IRA into a Roth IRA in 1998, the additional tax liability will be spread over four years (1998, 1999, 2000, and 2001).



     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.



     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.



     (e) Prohibited Transactions. If the Policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the Policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the Policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the Policyowner is under age 59 1/2, the Policyowner will also be subject to the 10% penalty tax on early distributions.



     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)



     7. FEDERAL ESTATE AND GIFT TAXES



     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.



     8. OTHER INFORMATION



     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.



     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.



     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.



     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.



     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from Federal tax law governing IRAs.


                                      IRA-5

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

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

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998

                                    FOR THE

         NEW YORK LIFE LIFESTAGES(SM) FLEXIBLE PREMIUM VARIABLE ANNUITY


                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)


                                   OFFERED BY
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the current New York Life LifeStages(SM) Flexible Premium Variable Annuity Prospectus. Accordingly this Statement should be read in conjunction with the current New York Life LifeStages(SM) Flexible Premium Variable Annuity Prospectus dated May 1, 1998, which may be obtained by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, New York, New York 10010. Terms used in the current New York Life LifeStages(SM) Flexible Premium Variable Annuity Prospectus are incorporated in this Statement.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (22)...........................................    2
     Valuation of Accumulation Units (26)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Total Return Calculations..............................    3
GENERAL MATTERS.............................................    5
FEDERAL TAX MATTERS (34)....................................    6
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    6
     Tax Status of the Policies.............................    6
DISTRIBUTOR OF THE POLICIES (34)............................    7
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    7
STATE REGULATION............................................    7
RECORDS AND REPORTS.........................................    8
LEGAL PROCEEDINGS...........................................    8
INDEPENDENT ACCOUNTANTS.....................................    8
OTHER INFORMATION...........................................    8
FINANCIAL STATEMENTS........................................  F-1


------------

* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(SM) Flexible Premium Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the Policies, to supplement the description in the Prospectus, which may be of interest to some Owners.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of each Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. The value of each Accumulation Unit was arbitrarily set as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Valuation Period equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Valuation Period multiplied by the "Net Investment Factor" for that Investment Division for the current Valuation Period.

     The Net Investment Factor for each Investment Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          (a) is the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


          (b) is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



          (c) is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.30% of the daily net asset value of Separate Accounts I and II, respectively, and represents the 1.20% charge for mortality and expense risks (of which .70% is attributable to mortality risks and .50% to expense risks), and the .10% charge for Policy administration expenses. (See "Other Charges" at page 27 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION


     NYLIAC calculates a MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of a MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fees and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for a MainStay VP Cash Management Division of a Separate Account will be lower than the yield for the MainStay VP Cash Management Portfolio.



     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     The yield on amounts held in a MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

     For the seven-day period ending December 31, 1997, the MainStay VP Cash Management Portfolio yields for Separate Account-I and Separate Account-II were both 4.36%, and the effective yields were both 4.45%.


    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30 day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b +1)(6)-1]
                                       ---
                                        cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High-Yield Corporate Bond or MainStay VP Bond Investment Division.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of accumulation units outstanding during the period.

       d = the maximum offering price per accumulation unit on the last day of the period.

     Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 7% to 0% of the amount of Accumulation Value withdrawn depending on the elapsed time since the Policy was issued.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by such Portfolio and its operating expenses.


     For the 30-day period ended December 31, 1997, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.08%, 6.25% and 4.60% for Separate Account-I, respectively, and 4.08%, 6.25% and 4.60% for Separate Account-II, respectively.


     TOTAL RETURN CALCULATIONS


     The following tables present performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth and Morgan Stanley Emerging Markets Equity Investment Divisions for periods ending December 31, 1997. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 6, 7 and 8 of the Prospectus. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the periods shown. Thus, they reflect the deduction of any applicable surrender charges. The annual Policy fee, which is charged to Policies with less than $20,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income, including interest and dividends.



     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Accounts. For periods prior to May 1, 1995, when the MainStay VP Bond, MainStay VP Growth Equity, and Calvert Social Balanced Investment Divisions commenced operations, and for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. There is no performance information for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions because they were not available under the Policies as of the date of this Statement of Additional Information. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the tables below.



     For periods commencing on or after the dates when the respective Investment Divisions commenced operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance, prepared under the method prescribed by the Securities and Exchange Commission when advertising performance information. It is noted that all average annual total return (if surrendered) figures have been prepared on the basis of this method, but are considered "non-standardized" for periods prior to the dates on which the respective Investment Divisions commenced operations. The average annual total return (no surrender) figures are all considered "non-standardized."



     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations under both calculation methods are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).


                                                        SEPARATE ACCOUNT-I
                                                    AVERAGE ANNUAL TOTAL RETURN
                                               (FOR PERIODS ENDED DECEMBER 31, 1997)
                                               -------------------------------------
                                                                                                        MAINSTAY VP
                                               MAINSTAY VP    MAINSTAY VP                               HIGH YIELD    MAINSTAY VP
                                                 CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
            INVESTMENT DIVISIONS:              APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND         EQUITY
---------------------------------------------  ------------   ----------    -----------   -----------   -----------   -------------
          PORTFOLIO INCEPTION DATE:              1/29/93        1/29/93       10/1/96       1/29/93       5/1/95        5/1/95
---------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:         1/29/93        1/29/93       10/1/96       1/29/93       5/1/95        5/1/95
---------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.......................................     14.21%         -2.65%         6.76%        1.26%          4.54%        -2.73%
3 Year.......................................     22.31%          1.70%           --         5.60%            --            --
5 Year.......................................        --             --            --           --             --            --
10 Year......................................        --             --            --           --             --            --
Since Portfolio Inception....................     15.90%          2.19%         8.04%        4.02%         11.02%         4.23%
Since Investment Division Inception..........     15.90%          2.19%         8.04%        4.02%         11.02%         4.23%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.......................................     21.89%          3.89%        13.93%        8.06%         11.57%         3.81%
3 Year.......................................     24.18%          3.93%           --         7.92%            --            --
5 Year.......................................        --             --            --           --             --            --
10 Year......................................        --             --            --           --             --            --
Since Portfolio Inception....................     16.85%          3.15%        13.80%        4.99%         13.64%         6.80%
Since Investment Division Inception..........     16.85%          3.15%        13.80%        4.99%         13.64%         6.80%

                                                MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP     CALVERT
                                                   TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED       SOCIAL
            INVESTMENT DIVISIONS:                 RETURN         VALUE         BOND         EQUITY        EQUITY       BALANCED
            ---------------------               -----------   -----------   -----------   -----------   -----------    --------
          PORTFOLIO INCEPTION DATE:               1/29/93       5/1/95        1/23/84       1/23/84       1/29/93       9/2/86
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:          1/29/93       5/1/95       12/15/93      12/15/93       1/29/93       5/1/95
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year........................................      8.95%        13.66%        1.42%         17.24%        22.86%        11.07%
3 Year........................................     15.59%           --         6.06%         23.32%        27.16%        17.03%
5 Year........................................        --            --         4.98%         16.15%           --         10.42%
10 Year.......................................        --            --         7.46%         15.12%           --         10.96%
Since Portfolio Inception.....................     11.06%        19.53%        8.66%         12.43%        17.35%         9.77%
Since Investment Division Inception...........     11.06%        19.53%        3.64%         17.58%        17.35%        14.65%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................     16.27%        21.31%        8.24%         25.12%        31.12%        18.54%
3 Year........................................     17.67%           --         8.38%         25.15%        28.89%        19.07%
5 Year........................................        --            --         5.95%         17.07%           --         11.44%
10 Year.......................................        --            --         7.46%         15.12%           --         10.96%
Since Portfolio Inception.....................     12.11%        21.85%        8.66%         12.43%        18.26%         9.77%
Since Investment Division Inception...........     12.11%        21.85%        4.83%         18.85%        18.26%        17.14%


                                                                                                                          MORGAN
                                                                                                           JANUS ASPEN   STANLEY
                                         ALGER AMERICAN                                      JANUS ASPEN     SERIES      EMERGING
                                             SMALL        FIDELITY VIP II    FIDELITY VIP      SERIES       WORLDWIDE    MARKETS
         INVESTMENT DIVISIONS:           CAPITALIZATION      CONTRAFUND      EQUITY INCOME    BALANCED       GROWTH       EQUITY
         ---------------------           --------------   ---------------    -------------   -----------   -----------   --------
       PORTFOLIO INCEPTION DATE:            9/20/88            1/3/95           10/9/86        9/13/93       9/13/93     10/1/96
---------------------------------------
  INVESTMENT DIVISION INCEPTION DATE:       10/1/96           10/1/96           10/1/96        10/1/96       10/1/96     10/1/96
---------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................       3.03%            14.83%            18.50%         12.94%        12.99%      -7.23%
3 Year.................................      15.11%               --             22.03%         17.39%        22.67%         --
5 Year.................................      10.17%               --             17.74%            --            --          --
10 Year................................         --                --             15.22%            --            --          --
Since Portfolio Inception..............      17.67%            24.72%            13.03%         13.57%        20.26%      -6.37%
Since Investment Division Inception....      -1.18%            16.89%            19.59%         11.43%        13.45%      -6.37%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................       9.96%            22.55%            26.46%         20.53%        20.58%      -0.99%
3 Year.................................      17.21%               --             23.90%         19.41%        24.53%         --
5 Year.................................      11.19%               --             18.61%            --            --          --
10 Year................................         --                --             15.22%            --            --          --
Since Portfolio Inception..............      17.67%            26.52%            13.03%         14.79%        21.32%      -1.37%
Since Investment Division Inception....       4.10%            23.14%            25.98%         17.39%        19.52%      -1.37%


     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies:
A.M. Best and Moody's (for financial strength and stability) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                GENERAL MATTERS

     NON-PARTICIPATING. The Policies are non-participating; no dividends are payable.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

                                                           MAINSTAY VP      MAINSTAY VP
                                                             CAPITAL            CASH         MAINSTAY VP
                                                           APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $168,872,797; $30,016,769;
    $7,520,352; $35,273,439; $134,958,445; $9,337,777;
    $130,125,402; $62,161,818; $27,338,361,
    respectively).......................................   $256,064,007     $ 30,016,823     $  7,494,402

LIABILITIES:
  Liability for mortality and
    expense risk charges................................        824,706           96,319           22,469
                                                           ------------     ------------     ------------
      Total equity......................................   $255,239,301     $ 29,920,504     $  7,471,933
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      11,857,215; 25,688,688; 635,509; 2,748,627;
      9,538,610; 750,958; 9,719,609; 4,277,068;
      2,248,999, respectively...........................   $255,239,301     $ 29,920,504     $  7,471,933
                                                           ============     ============     ============
    Variable accumulation
      unit value........................................   $      21.53     $       1.16     $      11.76
                                                           ============     ============     ============

                                                                                                ALGER
                                                           MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                              GROWTH          INDEXED           SMALL
                                                              EQUITY           EQUITY       CAPITALIZATION
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $80,720,219; $111,142,475;
    $7,255,549; $2,276,607; $21,594,510; $14,067,992;
    $9,179,146; $31,207,175; $5,255,533,
    respectively).......................................   $ 86,897,287     $153,994,311     $  7,613,494

LIABILITIES:
  Liability for mortality and
    expense risk charges................................        275,867          482,230           22,359
                                                           ------------     ------------     ------------
      Total equity......................................   $ 86,621,420     $153,512,081     $  7,591,135
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      4,307,208; 6,723,894; 721,914; 154,270; 1,843,744;
      1,137,704; 802,381; 2,632,482; 451,979,
      respectively......................................   $ 86,621,420     $153,512,081     $  7,591,135
                                                           ============     ============     ============
    Variable accumulation
      unit value........................................   $      20.11     $      22.83     $      10.52
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                             VARIABLE ANNUITY SEPARATE ACCOUNT I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $ 35,054,735     $134,678,051     $  8,982,399     $171,156,971     $ 72,783,401     $ 27,305,154

          115,849          420,547           28,791          554,884          225,248           86,967
     ------------     ------------     ------------     ------------     ------------     ------------
     $ 34,938,886     $134,257,504     $  8,953,608     $170,602,087     $ 72,558,153     $ 27,218,187
     ============     ============     ============     ============     ============     ============
     $ 34,938,886     $134,257,504     $  8,953,608     $170,602,087     $ 72,558,153     $ 27,218,187
     ============     ============     ============     ============     ============     ============
     $      12.71     $      14.08     $      11.92     $      17.55     $      16.96     $      12.10
     ============     ============     ============     ============     ============     ============

                                                                            JANUS        MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY          JANUS            ASPEN           EMERGING
       SOCIALLY         VIP II:            VIP:            ASPEN          WORLDWIDE         MARKETS
     RESPONSIBLE       CONTRAFUND     EQUITY-INCOME       BALANCED          GROWTH           EQUITY
    ---------------------------------------------------------------------------------------------------
     $  2,360,941     $ 23,981,487     $ 15,222,651     $  9,831,227     $ 32,993,284     $  4,455,794

            6,885           69,426           40,198           28,336           99,725           13,421
     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,354,056     $ 23,912,061     $ 15,182,453     $  9,802,891     $ 32,893,559     $  4,442,373
     ============     ============     ============     ============     ============     ============
     $  2,354,056     $ 23,912,061     $ 15,182,453     $  9,802,891     $ 32,893,559     $  4,442,373
     ============     ============     ============     ============     ============     ============
     $      15.26     $      12.97     $      13.34     $      12.22     $      12.50     $       9.83
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

                                                             MAINSTAY VP      MAINSTAY VP
                                                               CAPITAL            CASH         MAINSTAY VP
                                                             APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                            ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................................   $        358     $  1,424,114     $    273,318
  Mortality and expense risk charges......................     (2,935,500)        (361,085)         (63,188)
                                                             ------------     ------------     ------------
      Net investment income (loss)........................     (2,935,142)       1,063,029          210,130
                                                             ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......................     11,447,214       67,359,027          687,004
  Cost of investments sold................................     (6,613,610)     (67,358,815)        (627,999)
                                                             ------------     ------------     ------------
      Net realized gain (loss) on investments.............      4,833,604              212           59,005
  Realized gain distribution received.....................      3,437,276               --          387,948
  Change in unrealized appreciation (depreciation) on
    investments...........................................     38,112,703              110          (25,065)
                                                             ------------     ------------     ------------
      Net gain (loss) on investments......................     46,383,583              322          421,888
                                                             ------------     ------------     ------------
  Increase (decrease) attributable to funds of New York
    Life Insurance and Annuity Corporation
    retained by Separate Account..........................        (83,048)          (1,863)          (1,962)
                                                             ------------     ------------     ------------
      Net increase in total equity resulting
        from operations...................................   $ 43,365,393     $  1,061,488     $    630,056
                                                             ============     ============     ============

                                                                                                  ALGER
                                                             MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                                GROWTH          INDEXED           SMALL
                                                                EQUITY           EQUITY       CAPITALIZATION
                                                            ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................................   $    602,605     $  1,910,979     $         --
  Mortality and expense risk charges......................       (891,722)      (1,544,251)         (54,706)
                                                             ------------     ------------     ------------
      Net investment income (loss)........................       (289,117)         366,728          (54,706)
                                                             ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......................        910,771        1,658,901        1,255,456
  Cost of investments sold................................       (654,669)        (914,161)      (1,252,553)
                                                             ------------     ------------     ------------
      Net realized gain on investments....................        256,102          744,740            2,903
  Realized gain distribution received.....................     11,217,552        3,565,021          118,813
  Change in unrealized appreciation (depreciation) on
    investments...........................................      3,863,793       25,776,218          359,486
                                                             ------------     ------------     ------------
      Net gain (loss) on investments......................     15,337,447       30,085,979          481,202
                                                             ------------     ------------     ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account..........................        (33,051)         (54,381)          (1,129)
                                                             ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations...................................   $ 15,015,279     $ 30,398,326     $    425,367
                                                             ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                             VARIABLE ANNUITY SEPARATE ACCOUNT I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $ 2,235,207      $ 8,570,871      $   718,059      $ 3,608,904      $   914,708      $ 1,700,876
        (454,797)      (1,322,206)        (115,249)      (2,026,697)        (687,336)        (320,303)
     -----------      -----------      -----------      -----------      -----------      -----------
       1,780,410        7,248,665          602,810        1,582,207          227,372        1,380,573
     -----------      -----------      -----------      -----------      -----------      -----------
       8,336,469        3,376,427        1,659,858       10,564,695          798,692        3,531,376
      (8,878,032)      (2,849,382)      (1,551,576)      (7,542,119)        (535,791)      (3,444,295)
     -----------      -----------      -----------      -----------      -----------      -----------
        (541,563)         527,045          108,282        3,022,576          262,901           87,081
              --        5,363,338               --        3,083,183        3,104,376           75,997
       1,410,360       (2,322,236)        (441,057)      15,736,284        6,547,148          449,976
     -----------      -----------      -----------      -----------      -----------      -----------
         868,797        3,568,147         (332,775)      21,842,043        9,914,425          613,054
     -----------      -----------      -----------      -----------      -----------      -----------
          (6,627)         (31,582)             338          (48,358)         (20,257)          (5,093)
     -----------      -----------      -----------      -----------      -----------      -----------
     $ 2,642,580      $10,785,230      $   270,373      $23,375,892      $10,121,540      $ 1,988,534
     ===========      ===========      ===========      ===========      ===========      ===========

                                                                            JANUS        MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY          JANUS            ASPEN           EMERGING
       SOCIALLY         VIP II:            VIP:            ASPEN          WORLDWIDE         MARKETS
     RESPONSIBLE       CONTRAFUND     EQUITY-INCOME       BALANCED          GROWTH           EQUITY
    ---------------------------------------------------------------------------------------------------
     $    51,740      $    32,149      $    23,706      $   173,454      $   209,871      $    29,964
         (19,732)        (162,903)         (81,489)         (60,966)        (234,791)         (42,259)
     -----------      -----------      -----------      -----------      -----------      -----------
          32,008         (130,754)         (57,783)         112,488          (24,920)         (12,295)
     -----------      -----------      -----------      -----------      -----------      -----------
         118,973          182,770          239,984          331,396          257,157          443,766
        (108,105)        (152,033)        (228,742)        (290,382)        (210,715)        (393,623)
     -----------      -----------      -----------      -----------      -----------      -----------
          10,868           30,737           11,242           41,014           46,442           50,143
         112,234           84,966          119,190            5,979           85,328          132,571
          90,491        2,355,000        1,149,335          650,923        1,754,303         (805,601)
     -----------      -----------      -----------      -----------      -----------      -----------
         213,593        2,470,703        1,279,767          697,916        1,886,073         (622,887)
     -----------      -----------      -----------      -----------      -----------      -----------
            (526)          (5,233)          (2,151)          (1,929)          (4,941)             670
     -----------      -----------      -----------      -----------      -----------      -----------
     $   245,075      $ 2,334,716      $ 1,219,833      $   808,475      $ 1,856,212      $  (634,512)
     ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1997
and December 31, 1996

                                                     MAINSTAY VP                               MAINSTAY VP
                                                CAPITAL APPRECIATION                         CASH MANAGEMENT
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997                 1996
                                          ---------------------------------------------------------------------------

INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $ (2,935,142)        $ (1,920,018)        $  1,063,029         $    778,847
    Net realized gain (loss) on
      investments.......................     4,833,604            2,055,551                  212                 (235)
    Realized gain distribution
      received..........................     3,437,276                   --                   --                   --
    Change in unrealized appreciation
      (depreciation) on investments.....    38,112,703           24,383,346                  110                   73
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account..................       (83,048)             (22,494)              (1,863)                (636)
                                          ------------         ------------         ------------         ------------
      Net increase in total equity
        resulting from operations.......    43,365,393           24,496,385            1,061,488              778,049
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......    14,108,843           11,223,373          241,494,473          209,046,761
    Policyowners' surrenders............    (5,441,134)          (3,554,017)          (1,240,425)          (1,051,462)
    Policyowners' annuity and death
      benefits..........................    (1,439,678)          (1,048,434)            (348,829)             (58,589)
    Net transfers from (to) Fixed
      Account...........................      (315,375)             240,896          (29,451,497)         (17,698,298)
    Transfers between Investment
      Divisions.........................    12,641,649           42,660,785         (208,989,293)        (184,767,230)
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................    19,554,305           49,522,603            1,464,429            5,471,182
                                          ------------         ------------         ------------         ------------
        Increase (decrease) in total
          equity........................    62,919,698           74,018,988            2,525,917            6,249,231
TOTAL EQUITY:
    Beginning of year...................   192,319,603          118,300,615           27,394,587           21,145,356
                                          ------------         ------------         ------------         ------------
    End of year.........................  $255,239,301         $192,319,603         $ 29,920,504         $ 27,394,587
                                          ============         ============         ============         ============

                                                     MAINSTAY VP                               MAINSTAY VP
                                                INTERNATIONAL EQUITY                          TOTAL RETURN
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997                 1996
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    602,810         $    322,495         $  1,582,207         $  1,249,533
    Net realized gain on investments....       108,282               39,714            3,022,576            1,030,984
    Realized gain distribution
      received..........................            --               10,103            3,083,183                   --
    Change in unrealized appreciation
      (depreciation) on investments.....      (441,057)              68,930           15,736,284           10,463,926
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............           338               (1,398)             (48,358)             (15,330)
                                          ------------         ------------         ------------         ------------
      Net increase in total equity
        resulting from operations.......       270,373              439,844           23,375,892           12,729,113
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......       798,731            1,082,586            7,050,067            7,728,846
    Policyowners' surrenders............      (179,972)             (54,539)          (4,323,373)          (3,911,629)
    Policyowners' annuity and death
      benefits..........................       (97,579)             (27,254)          (1,491,783)          (1,176,265)
    Net transfers from (to) Fixed
      Account...........................        17,008              131,997           (1,817,519)            (190,777)
    Transfers between Investment
      Divisions.........................       409,137            4,423,391            6,374,145           22,838,889
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................       947,325            5,556,181            5,791,537           25,289,064
                                          ------------         ------------         ------------         ------------
        Increase in total equity........     1,217,698            5,996,025           29,167,429           38,018,177
TOTAL EQUITY:
    Beginning of year...................     7,735,910            1,739,885          141,434,658          103,416,481
                                          ------------         ------------         ------------         ------------
    End of year.........................  $  8,953,608         $  7,735,910         $170,602,087         $141,434,658
                                          ============         ============         ============         ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                             VARIABLE ANNUITY SEPARATE ACCOUNT I
                                                          NON-QUALIFIED POLICIES

                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
            CONVERTIBLE                   GOVERNMENT                  CORPORATE BOND
    ---------------------------   ---------------------------   ---------------------------
        1997         1996(a)          1997           1996           1997           1996
    ---------------------------------------------------------------------------------------
    $    210,130   $     13,510   $  1,780,410   $  1,881,109   $  7,248,665   $  2,756,422
          59,005            522       (541,563)      (466,032)       527,045        127,325
         387,948          2,681             --             --      5,363,338        888,770
         (25,065)          (885)     1,410,360     (1,107,570)    (2,322,236)     2,017,948
          (1,962)           (11)        (6,627)        (2,229)       (31,582)       (12,399)
    ------------   ------------   ------------   ------------   ------------   ------------
         630,056         15,817      2,642,580        305,278     10,785,230      5,778,066
    ------------   ------------   ------------   ------------   ------------   ------------
       1,000,635        169,046      1,300,452      2,254,998     12,524,157      5,917,987
         (92,401)        (3,468)    (1,196,410)    (1,440,538)    (2,556,656)      (837,749)
         (34,724)            --       (689,466)      (938,740)      (869,008)      (178,205)
           1,952          3,022       (612,836)      (235,117)       228,545        986,909
       4,375,014      1,406,984     (3,880,014)      (798,404)    45,401,706     41,300,726
    ------------   ------------   ------------   ------------   ------------   ------------
       5,250,476      1,575,584     (5,078,274)    (1,157,801)    54,728,744     47,189,668
    ------------   ------------   ------------   ------------   ------------   ------------
       5,880,532      1,591,401     (2,435,694)      (852,523)    65,513,974     52,967,734
       1,591,401             --     37,374,580     38,227,103     68,743,530     15,775,796
    ------------   ------------   ------------   ------------   ------------   ------------
    $  7,471,933   $  1,591,401   $ 34,938,886   $ 37,374,580   $134,257,504   $ 68,743,530
    ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               VALUE                         BOND                      GROWTH EQUITY
    ---------------------------   ---------------------------   ---------------------------
        1997           1996           1997           1996           1997           1996
    ---------------------------------------------------------------------------------------
    $    227,372   $    153,150   $  1,380,573   $  1,200,794   $   (289,117)  $    (45,376)
         262,901         48,430         87,081         78,888        256,102        151,536
       3,104,376        476,456         75,997             --     11,217,552      6,131,118
       6,547,148      3,713,466        449,976     (1,019,234)     3,863,793      1,120,490
         (20,257)        (7,269)        (5,093)        (1,345)       (33,051)       (11,636)
    ------------   ------------   ------------   ------------   ------------   ------------
      10,121,540      4,384,233      1,988,534        259,103     15,015,279      7,346,132
    ------------   ------------   ------------   ------------   ------------   ------------
       5,621,886      2,686,173      1,281,523      1,840,303      5,888,507      3,561,882
      (1,035,379)      (314,427)      (811,171)      (468,736)    (1,372,347)      (712,387)
        (377,102)       (26,412)      (345,774)      (204,169)      (198,025)      (237,850)
         147,179         55,019       (134,442)       (63,064)      (126,113)       (25,716)
      22,805,397     20,923,800      1,981,470      2,657,996     17,823,214     15,708,702
    ------------   ------------   ------------   ------------   ------------   ------------
      27,161,981     23,324,153      1,971,606      3,762,330     22,015,236     18,294,631
    ------------   ------------   ------------   ------------   ------------   ------------
      37,283,521     27,708,386      3,960,140      4,021,433     37,030,515     25,640,763
      35,274,632      7,566,246     23,258,047     19,236,614     49,590,905     23,950,142
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 72,558,153   $ 35,274,632   $ 27,218,187   $ 23,258,047   $ 86,621,420   $ 49,590,905
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1997
and December 31, 1996

                                                                                             ALGER AMERICAN
                                                     MAINSTAY VP                                  SMALL
                                                   INDEXED EQUITY                            CAPITALIZATION
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997               1996(a)
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    366,728         $    374,435         $    (54,706)        $     (1,200)
    Net realized gain (loss) on
      investments.......................       744,740            3,373,859                2,903                 (671)
    Realized gain distribution
      received..........................     3,565,021            1,047,477              118,813                   --
    Change in unrealized appreciation
      (depreciation) on investments.....    25,776,218            7,690,196              359,486               (1,540)
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account..................       (54,381)             (20,656)              (1,129)                (231)
                                          ------------         ------------         ------------         ------------
      Net increase (decrease) in total
        equity resulting from
        operations......................    30,398,326           12,465,311              425,367               (3,642)
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......     9,886,766            5,256,430            1,293,929               88,539
    Policyowners' surrenders............    (2,667,000)          (1,433,327)             (39,761)              (1,040)
    Policyowners' annuity and death
      benefits..........................      (872,882)            (409,320)             (12,225)                  --
    Net transfers from (to) Fixed
      Account...........................      (229,219)             (77,411)              26,191              (13,494)
    Transfers between Investment
      Divisions.........................    33,975,643           24,995,760            4,664,076            1,163,195
    Return of equity contribution to New
      York Life Insurance and Annuity
      Corporation.......................            --          (10,765,092)                  --                   --
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................    40,093,308           17,567,040            5,932,210            1,237,200
                                          ------------         ------------         ------------         ------------
        Increase in total equity........    70,491,634           30,032,351            6,357,577            1,233,558
TOTAL EQUITY:
    Beginning of year...................    83,020,447           52,988,096            1,233,558                   --
                                          ------------         ------------         ------------         ------------
    End of year.........................  $153,512,081         $ 83,020,447         $  7,591,135         $  1,233,558
                                          ============         ============         ============         ============

                                                      FIDELITY                                    JANUS
                                                        VIP:                                      ASPEN
                                                    EQUITY-INCOME                               BALANCED
                                          ---------------------------------         ---------------------------------
                                              1997               1996(a)                1997               1996(a)
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    (57,783)        $       (844)        $    112,488         $      8,081
    Net realized gain (loss) on
      investments.......................        11,242                   63               41,014                   --
    Realized gain distribution
      received..........................       119,190                   --                5,979                   --
    Change in unrealized appreciation
      (depreciation) on investments.....     1,149,335                5,323              650,923                1,158
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............        (2,151)                   6               (1,929)                  (7)
                                          ------------         ------------         ------------         ------------

      Net increase (decrease) in total
        equity resulting from
        operations......................     1,219,833                4,548              808,475                9,232
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......     2,305,722               52,277            1,423,207               98,306
    Policyowners' surrenders............       (84,983)                  --              (54,290)                (482)
    Policyowners' annuity and death
      benefits..........................       (22,573)                  --                   --                   --
    Net transfers from Fixed Account....        74,509                1,901               53,541                5,999
    Transfers between Investment
      Divisions.........................    10,880,655              750,564            6,614,826              844,077
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................    13,153,330              804,742            8,037,284              947,900
                                          ------------         ------------         ------------         ------------
        Increase in total equity........    14,373,163              809,290            8,845,759              957,132
TOTAL EQUITY:
    Beginning of year...................       809,290                   --              957,132                   --
                                          ------------         ------------         ------------         ------------
    End of year.........................  $ 15,182,453         $    809,290         $  9,802,891         $    957,132
                                          ============         ============         ============         ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                             VARIABLE ANNUITY SEPARATE ACCOUNT I
                                                          NON-QUALIFIED POLICIES

                 CALVERT                                  FIDELITY
                SOCIALLY                                   VIP II:
               RESPONSIBLE                               CONTRAFUND
    ---------------------------------         ---------------------------------
        1997                 1996                 1997               1996(a)
    ---------------------------------------------------------------------------
    $     32,008         $     11,721         $   (130,754)        $     (2,543)
          10,868                1,807               30,737                   --
         112,234               47,239               84,966                   --
          90,491                5,463            2,355,000               31,977
            (526)                (105)              (5,233)                 (40)
    ------------         ------------         ------------         ------------
         245,075               66,125            2,334,716               29,394
    ------------         ------------         ------------         ------------
         108,024               71,210            2,951,510              155,357
         (29,649)              (7,044)            (103,333)                 (73)
          (2,729)                  --              (31,006)                  --
          (4,077)               9,915              151,968               14,838
       1,146,500              473,217           16,067,377            2,341,313
              --                   --                   --                   --
    ------------         ------------         ------------         ------------
       1,218,069              547,298           19,036,516            2,511,435
    ------------         ------------         ------------         ------------
       1,463,144              613,423           21,371,232            2,540,829
         890,912              277,489            2,540,829                   --
    ------------         ------------         ------------         ------------
    $  2,354,056         $    890,912         $ 23,912,061         $  2,540,829
    ============         ============         ============         ============

                  JANUS                                MORGAN STANLEY
                  ASPEN                                   EMERGING
                WORLDWIDE                                  MARKETS
                 GROWTH                                    EQUITY
    ---------------------------------         ---------------------------------
        1997               1996(a)                1997               1996(a)
    ---------------------------------------------------------------------------
    $    (24,920)        $      9,432         $    (12,295)        $        274
          46,442                   --               50,143                  (14)
          85,328                   --              132,571                   --
       1,754,303               31,806             (805,601)               5,862
          (4,941)                 (39)                 670                 (111)
    ------------         ------------         ------------         ------------
       1,856,212               41,199             (634,512)               6,011
    ------------         ------------         ------------         ------------
       4,205,570              240,993              687,149               32,353
        (207,344)              (4,872)             (35,384)              (4,237)
         (79,209)                  --               (5,001)                  --
         303,760               33,213                8,356                6,633
      24,161,558            2,342,479            3,646,978              734,027
    ------------         ------------         ------------         ------------
      28,384,335            2,611,813            4,302,098              768,776
    ------------         ------------         ------------         ------------
      30,240,547            2,653,012            3,667,586              774,787
       2,653,012                   --              774,787                   --
    ------------         ------------         ------------         ------------
    $ 32,893,559         $  2,653,012         $  4,442,373         $    774,787
    ============         ============         ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

                                                           MAINSTAY VP      MAINSTAY VP
                                                             CAPITAL            CASH         MAINSTAY VP
                                                           APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value (Identified Cost:
    $151,064,610; $32,195,156; $5,328,711; $24,401,449;
    $73,882,990; $6,892,566; $107,216,334; $46,775,710;
    $20,131,634, respectively)..........................   $222,686,276     $ 32,195,212     $  5,316,168

LIABILITIES:
  Liability for mortality and expense risk charges......        712,189           96,290           16,610
                                                           ------------     ------------     ------------
      Total equity......................................   $221,974,087     $ 32,098,922     $  5,299,558
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding: 10,311,858;
      27,559,044; 451,954; 1,903,657; 5,214,982;
      553,260; 7,910,664; 3,185,866; 1,654,689,
      respectively......................................   $221,974,087     $ 32,098,922     $  5,299,558
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      21.53     $       1.16     $      11.73
                                                           ============     ============     ============

                                                                                                ALGER
                                                           MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                              GROWTH          INDEXED           SMALL
                                                              EQUITY           EQUITY       CAPITALIZATION
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value (Identified Cost:
    $64,998,805; $94,607,783; $5,500,996; $2,047,811;
    $17,868,641; $9,540,935; $6,906,891; $25,777,339;
    $4,616,486, respectively)...........................   $ 69,630,271     $128,627,046     $  5,815,482

LIABILITIES:
  Liability for mortality and expense risk charges......        219,373          399,623           16,941
                                                           ------------     ------------     ------------
      Total equity......................................   $ 69,410,898     $128,227,423     $  5,798,541
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding: 3,451,426;
      5,616,413; 551,479; 137,819; 1,542,236; 788,332;
      599,878; 2,159,402; 391,289, respectively.........   $ 69,410,898     $128,227,423     $  5,798,541
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      20.11     $      22.83     $      10.51
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                            VARIABLE ANNUITY SEPARATE ACCOUNT II
                                                          TAX-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $ 24,278,244     $ 73,545,810     $  6,619,585     $139,300,543     $ 54,364,589     $ 20,090,664

           80,078          225,405           20,288          449,641          166,167           65,031
     ------------     ------------     ------------     ------------     ------------     ------------
     $ 24,198,166     $ 73,320,405     $  6,599,297     $138,850,902     $ 54,198,422     $ 20,025,633
     ============     ============     ============     ============     ============     ============
     $ 24,198,166     $ 73,320,405     $  6,599,297     $138,850,902     $ 54,198,422     $ 20,025,633
     ============     ============     ============     ============     ============     ============
     $      12.71     $      14.06     $      11.93     $      17.55     $      17.01     $      12.10
     ============     ============     ============     ============     ============     ============

                                                                            JANUS        MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY          JANUS            ASPEN           EMERGING
       SOCIALLY         VIP II:            VIP:            ASPEN          WORLDWIDE         MARKETS
     RESPONSIBLE       CONTRAFUND     EQUITY-INCOME       BALANCED          GROWTH           EQUITY
    ---------------------------------------------------------------------------------------------------
     $  2,111,815     $ 19,673,384     $ 10,469,988     $  7,370,102     $ 27,114,475     $  3,886,258

            6,237           55,147           28,292           21,202           79,439           11,452
     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,105,578     $ 19,618,237     $ 10,441,696     $  7,348,900     $ 27,035,036     $  3,874,806
     ============     ============     ============     ============     ============     ============
     $  2,105,578     $ 19,618,237     $ 10,441,696     $  7,348,900     $ 27,035,036     $  3,874,806
     ============     ============     ============     ============     ============     ============
     $      15.28     $      12.72     $      13.25     $      12.25     $      12.52     $       9.90
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

                                                              MAINSTAY VP      MAINSTAY VP
                                                                CAPITAL            CASH         MAINSTAY VP
                                                              APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                             ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $        300     $  1,382,051     $    199,553
  Mortality and expense risk charges.......................     (2,475,736)        (350,404)         (43,923)
                                                              ------------     ------------     ------------
      Net investment income (loss).........................     (2,475,436)       1,031,647          155,630
                                                              ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................      5,262,336       55,385,080          198,827
  Cost of investments sold.................................     (2,718,618)     (55,384,897)        (176,922)
                                                              ------------     ------------     ------------
      Net realized gain (loss) on investments..............      2,543,718              183           21,905
  Realized gain distribution received......................      2,984,667               --          283,232
  Change in unrealized appreciation (depreciation) on
    investments............................................     33,808,820              125          (11,797)
                                                              ------------     ------------     ------------
      Net gain (loss) on investments.......................     39,337,205              308          293,340
                                                              ------------     ------------     ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account...........................        (69,865)          (1,788)          (1,344)
                                                              ------------     ------------     ------------
      Net increase in total equity resulting
        from operations....................................   $ 36,791,904     $  1,030,167     $    447,626
                                                              ============     ============     ============

                                                                                                   ALGER
                                                              MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                                 GROWTH          INDEXED           SMALL
                                                                 EQUITY           EQUITY       CAPITALIZATION
                                                             ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    481,476     $  1,596,927     $         --
  Mortality and expense risk charges.......................       (700,526)      (1,250,210)         (42,024)
                                                              ------------     ------------     ------------
      Net investment income (loss).........................       (219,050)         346,717          (42,024)
                                                              ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................        640,992          807,367          365,891
  Cost of investments sold.................................       (462,390)        (445,585)        (353,124)
                                                              ------------     ------------     ------------
      Net realized gain on investments.....................        178,602          361,782           12,767
  Realized gain distribution received......................      8,962,456        2,960,475          107,111
  Change in unrealized appreciation (depreciation)
    on investments.........................................      2,829,774       20,854,191          313,020
                                                              ------------     ------------     ------------
      Net gain (loss) on investments.......................     11,970,832       24,176,448          432,898
                                                              ------------     ------------     ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account...........................        (25,859)         (43,500)          (1,063)
                                                              ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations....................................   $ 11,725,923     $ 24,479,665     $    389,811
                                                              ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                            VARIABLE ANNUITY SEPARATE ACCOUNT II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $  1,545,116     $  4,674,959     $    523,324     $  2,935,313     $    680,688     $  1,257,256
         (310,443)        (706,975)         (78,885)      (1,612,221)        (502,898)        (239,936)
     ------------     ------------     ------------     ------------     ------------     ------------
        1,234,673        3,967,984          444,439        1,323,092          177,790        1,017,320
     ------------     ------------     ------------     ------------     ------------     ------------
        4,937,270        1,309,724        1,092,303        4,219,522          370,587        2,635,043
       (5,138,805)      (1,068,612)      (1,006,509)      (2,956,411)        (246,090)      (2,585,081)
     ------------     ------------     ------------     ------------     ------------     ------------
         (201,535)         241,112           85,794        1,263,111          124,497           49,962
               --        2,921,075               --        2,507,716        2,307,137           56,176
          809,190       (1,246,855)        (318,086)      13,467,450        4,894,124          357,210
     ------------     ------------     ------------     ------------     ------------     ------------
          607,655        1,915,332         (232,292)      17,238,277        7,325,758          463,348
     ------------     ------------     ------------     ------------     ------------     ------------
           (4,567)         (16,924)             183          (38,300)         (14,829)          (3,789)
     ------------     ------------     ------------     ------------     ------------     ------------
     $  1,837,761     $  5,866,392     $    212,330     $ 18,523,069     $  7,488,719     $  1,476,879
     ============     ============     ============     ============     ============     ============

                                                                            JANUS        MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY          JANUS            ASPEN           EMERGING
       SOCIALLY         VIP II:            VIP:            ASPEN          WORLDWIDE         MARKETS
     RESPONSIBLE       CONTRAFUND     EQUITY-INCOME       BALANCED          GROWTH           EQUITY
    ---------------------------------------------------------------------------------------------------
     $     46,184     $     16,931     $     12,547     $    131,738     $    167,546     $     26,126
          (18,193)        (120,851)         (59,704)         (43,915)        (179,360)         (32,989)
     ------------     ------------     ------------     ------------     ------------     ------------
           27,991         (103,920)         (47,157)          87,823          (11,814)          (6,863)
     ------------     ------------     ------------     ------------     ------------     ------------
          188,442          127,107          100,105          139,843           79,111          505,191
         (162,143)        (110,037)         (92,292)        (122,226)         (62,679)        (475,192)
     ------------     ------------     ------------     ------------     ------------     ------------
           26,299           17,070            7,813           17,617           16,432           29,999
          100,182           44,746           63,085            4,553           67,264          115,592
           76,729        1,795,628          927,663          464,904        1,328,505         (732,744)
     ------------     ------------     ------------     ------------     ------------     ------------
          203,210        1,857,444          998,561          487,074        1,412,201         (587,153)
     ------------     ------------     ------------     ------------     ------------     ------------
             (494)          (3,917)          (1,663)          (1,422)          (3,757)             702
     ------------     ------------     ------------     ------------     ------------     ------------
     $    230,707     $  1,749,607     $    949,741     $    573,475     $  1,396,630     $   (593,314)
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1997
and December 31, 1996

                                                     MAINSTAY VP                               MAINSTAY VP
                                                CAPITAL APPRECIATION                         CASH MANAGEMENT
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997                 1996
                                          ---------------------------------------------------------------------------

INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $ (2,475,436)        $ (1,474,114)        $  1,031,647         $    674,859
    Net realized gain (loss) on
      investments.......................     2,543,718              407,621                  183                 (170)
    Realized gain distribution
      received..........................     2,984,667                   --                   --                   --
    Change in unrealized appreciation
      (depreciation) on investments.....    33,808,820           19,749,356                  125                   30
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account..................       (69,865)             (16,885)              (1,788)                (579)
                                          ------------         ------------         ------------         ------------
      Net increase in total equity
        resulting from operations.......    36,791,904           18,665,978            1,030,167              674,140
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......    17,283,267           13,248,538          221,468,721          159,193,839
    Policyowners' surrenders............    (7,420,904)          (4,150,737)          (2,149,399)            (997,807)
    Policyowners' annuity and death
      benefits..........................      (496,971)            (354,048)             (12,026)                  --
    Net transfers from (to) Fixed
      Account...........................      (634,517)             140,085          (21,745,282)         (16,336,626)
    Transfers between Investment
      Divisions.........................    23,244,461           37,494,148         (189,074,178)        (136,755,752)
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................    31,975,336           46,377,986            8,487,836            5,103,654
                                          ------------         ------------         ------------         ------------
        Increase (decrease) in total
          equity........................    68,767,240           65,043,964            9,518,003            5,777,794
TOTAL EQUITY:
    Beginning of year...................   153,206,847           88,162,883           22,580,919           16,803,125
                                          ------------         ------------         ------------         ------------
    End of year.........................  $221,974,087         $153,206,847         $ 32,098,922         $ 22,580,919
                                          ============         ============         ============         ============

                                                     MAINSTAY VP                               MAINSTAY VP
                                                INTERNATIONAL EQUITY                          TOTAL RETURN
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997                 1996
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    444,439         $    202,046         $  1,323,092         $  1,002,318
    Net realized gain on investments....        85,794               23,512            1,263,111              446,360
    Realized gain distribution
      received..........................            --                6,289            2,507,716                   --
    Change in unrealized appreciation
      (depreciation) on investments.....      (318,086)              35,676           13,467,450            7,966,085
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............           183                 (781)             (38,300)             (11,256)
                                          ------------         ------------         ------------         ------------
      Net increase in total equity
        resulting from operations.......       212,330              266,742           18,523,069            9,403,507
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......       756,173              456,933            9,496,059            8,598,145
    Policyowners' surrenders............      (235,473)             (92,408)          (4,771,168)          (3,109,248)
    Policyowners' annuity and death
      benefits..........................       (15,263)              (9,215)            (536,283)            (292,743)
    Net transfers from (to) Fixed
      Account...........................         6,221               37,407           (1,062,480)            (169,531)
    Transfers between Investment
      Divisions.........................       977,443            3,062,319            8,742,557           19,659,858
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................     1,489,101            3,455,036           11,868,685           24,686,481
                                          ------------         ------------         ------------         ------------
        Increase in total equity........     1,701,431            3,721,778           30,391,754           34,089,988
TOTAL EQUITY:
    Beginning of year...................     4,897,866            1,176,088          108,459,148           74,369,160
                                          ------------         ------------         ------------         ------------
    End of year.........................  $  6,599,297         $  4,897,866         $138,850,902         $108,459,148
                                          ============         ============         ============         ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                            VARIABLE ANNUITY SEPARATE ACCOUNT II
                                                          TAX-QUALIFIED POLICIES


                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
            CONVERTIBLE                   GOVERNMENT                  CORPORATE BOND
    ---------------------------   ---------------------------   ---------------------------
        1997         1996(a)          1997           1996           1997           1996
    ---------------------------------------------------------------------------------------
    $    155,630   $      5,737   $  1,234,673   $  1,258,997   $  3,967,984   $  1,421,096
          21,905             --       (201,535)      (206,200)       241,112         73,731
         283,232          1,118             --             --      2,921,075        455,418
         (11,797)          (746)       809,190       (776,162)    (1,246,855)       928,223
          (1,344)            (4)        (4,567)        (1,635)       (16,924)        (6,157)
    ------------   ------------   ------------   ------------   ------------   ------------
         447,626          6,105      1,837,761        275,000      5,866,392      2,872,311
    ------------   ------------   ------------   ------------   ------------   ------------
         542,669         46,322      1,341,036      1,956,083      5,458,336      2,698,422
         (84,162)            --     (1,368,958)    (1,172,007)    (2,267,246)      (730,510)
              --             --       (104,052)      (166,939)      (110,532)       (39,751)
         (13,754)            --       (103,177)      (138,140)        87,769        133,504
       3,648,550        706,202     (2,364,157)       669,666     28,483,192     22,396,428
    ------------   ------------   ------------   ------------   ------------   ------------
       4,093,303        752,524     (2,599,308)     1,148,663     31,651,519     24,458,093
    ------------   ------------   ------------   ------------   ------------   ------------
       4,540,929        758,629       (761,547)     1,423,663     37,517,911     27,330,404
         758,629             --     24,959,713     23,536,050     35,802,494      8,472,090
    ------------   ------------   ------------   ------------   ------------   ------------
    $  5,299,558   $    758,629   $ 24,198,166   $ 24,959,713   $ 73,320,405   $ 35,802,494
    ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               VALUE                         BOND                      GROWTH EQUITY
    ---------------------------   ---------------------------   ---------------------------
        1997           1996           1997           1996           1997           1996
    ---------------------------------------------------------------------------------------
    $    177,790   $    111,643   $  1,017,320   $    919,319   $   (219,050)  $    (37,598)
         124,497         56,211         49,962         67,613        178,602        114,907
       2,307,137        331,458         56,176             --      8,962,456      4,635,761
       4,894,124      2,480,326        357,210       (785,904)     2,829,774        909,080
         (14,829)        (4,901)        (3,789)        (1,060)       (25,859)        (8,840)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,488,719      2,974,737      1,476,879        199,968     11,725,923      5,613,310
    ------------   ------------   ------------   ------------   ------------   ------------
       4,232,629      2,144,693      1,000,361      1,356,317      5,776,378      2,973,597
      (1,188,146)      (340,909)    (1,052,054)    (1,016,681)    (2,165,671)      (857,970)
        (135,096)       (37,598)       (99,443)       (26,793)      (167,673)       (49,744)
         260,817        179,498        (63,468)        14,027         46,978        186,645
      18,941,073     14,663,548        975,709      2,674,350     16,644,547     11,331,332
    ------------   ------------   ------------   ------------   ------------   ------------
      22,111,277     16,609,232        761,105      3,001,220     20,134,559     13,583,860
    ------------   ------------   ------------   ------------   ------------   ------------
      29,599,996     19,583,969      2,237,984      3,201,188     31,860,482     19,197,170
      24,598,426      5,014,457     17,787,649     14,586,461     37,550,416     18,353,246
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,198,422   $ 24,598,426   $ 20,025,633   $ 17,787,649   $ 69,410,898   $ 37,550,416
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1997
and December 31, 1996

                                                                                             ALGER AMERICAN
                                                     MAINSTAY VP                                  SMALL
                                                   INDEXED EQUITY                            CAPITALIZATION
                                          ---------------------------------         ---------------------------------
                                              1997                 1996                 1997               1996(a)
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    346,717         $    301,328         $    (42,024)        $       (499)
    Net realized gain (loss) on
      investments.......................       361,782            3,237,791               12,767                 (193)
    Realized gain distribution
      received..........................     2,960,475              826,965              107,111                   --
    Change in unrealized appreciation
      (depreciation) on investments.....    20,854,191            5,372,322              313,020                1,465
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............       (43,500)             (16,075)              (1,063)                   8
                                          ------------         ------------         ------------         ------------
      Net increase in total equity
        resulting from operations.......    24,479,665            9,722,331              389,811                  781
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......     9,283,406            5,191,859              554,447               27,083
    Policyowners' surrenders............    (3,655,368)          (1,629,285)             (85,204)              (1,082)
    Policyowners' annuity and death
      benefits..........................      (210,205)            (103,547)                (107)                  --
    Net transfers from (to) Fixed
      Account...........................       (22,594)             209,758               35,666               11,702
    Transfers between Investment
      Divisions.........................    32,489,812           20,247,586            4,377,981              487,463
    Return of equity contribution to New
      York Life Insurance
      and Annuity Corporation...........            --          (10,765,101)                  --                   --
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................    37,885,051           13,151,270            4,882,783              525,166
                                          ------------         ------------         ------------         ------------
        Increase in total equity........    62,364,716           22,873,601            5,272,594              525,947
TOTAL EQUITY:
    Beginning of year...................    65,862,707           42,989,106              525,947                   --
                                          ------------         ------------         ------------         ------------
    End of year.........................  $128,227,423         $ 65,862,707         $  5,798,541         $    525,947
                                          ============         ============         ============         ============

                                                      FIDELITY                                    JANUS
                                                        VIP:                                      ASPEN
                                                    EQUITY-INCOME                               BALANCED
                                          ---------------------------------         ---------------------------------
                                              1997               1996(a)                1997               1996(a)
                                          ---------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $    (47,157)        $       (505)        $     87,823         $      3,529
    Net realized gain on investments....         7,813                  308               17,617                  558
    Realized gain distribution
      received..........................        63,085                   --                4,553                   --
    Change in unrealized appreciation
      (depreciation) on investments.....       927,663                1,391              464,904               (1,693)
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............        (1,663)                  (1)              (1,422)                  (6)
                                          ------------         ------------         ------------         ------------
      Net increase (decrease) in total
        equity resulting from
        operations......................       949,741                1,193              573,475                2,388
                                          ------------         ------------         ------------         ------------
  Contributions and withdrawals:
    Policyowners' premium payments......     1,272,681               53,102              920,259               20,348
    Policyowners' surrenders............      (132,003)                  --             (122,827)                  --
    Policyowners' annuity and death
      benefits..........................        (8,989)                  --              (48,121)                  --
    Net transfers from (to) Fixed
      Account...........................        49,560               (2,670)              41,510                5,196
    Transfers between Investment
      Divisions.........................     7,776,259              482,822            5,584,736              371,936
                                          ------------         ------------         ------------         ------------
      Net contributions and
        withdrawals.....................     8,957,508              533,254            6,375,557              397,480
                                          ------------         ------------         ------------         ------------
        Increase in total equity........     9,907,249              534,447            6,949,032              399,868
TOTAL EQUITY:
    Beginning of year...................       534,447                   --              399,868                   --
                                          ------------         ------------         ------------         ------------
    End of year.........................  $ 10,441,696         $    534,447         $  7,348,900         $    399,868
                                          ============         ============         ============         ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                            VARIABLE ANNUITY SEPARATE ACCOUNT II
                                                          TAX-QUALIFIED POLICIES


                 CALVERT                                  FIDELITY
                SOCIALLY                                   VIP II:
               RESPONSIBLE                               CONTRAFUND
    ---------------------------------         ---------------------------------
        1997                 1996                 1997               1996(a)
    ---------------------------------------------------------------------------
    $     27,991         $     12,238         $   (103,920)        $       (881)
          26,299                3,532               17,070                  114
         100,182               42,293               44,746                   --
          76,729               (8,190)           1,795,628                9,115
            (494)                 (77)              (3,917)                 (15)
    ------------         ------------         ------------         ------------
         230,707               49,796            1,749,607                8,333
    ------------         ------------         ------------         ------------
         307,316              112,398            2,529,779               41,751
         (26,289)             (19,134)            (193,614)                  --
              --                   --               (3,255)                  --
          (2,218)              11,968               68,020                6,319
         805,582              494,939           14,518,700              892,597
              --                   --                   --                   --
    ------------         ------------         ------------         ------------
       1,084,391              600,171           16,919,630              940,667
    ------------         ------------         ------------         ------------
       1,315,098              649,967           18,669,237              949,000
         790,480              140,513              949,000                   --
    ------------         ------------         ------------         ------------
    $  2,105,578         $    790,480         $ 19,618,237         $    949,000
    ============         ============         ============         ============

               JANUS ASPEN                             MORGAN STANLEY
                WORLDWIDE                             EMERGING MARKETS
                 GROWTH                                    EQUITY
    ---------------------------------         ---------------------------------
        1997               1996(a)                1997               1996(a)
    ---------------------------------------------------------------------------
    $    (11,814)        $      3,984         $     (6,863)        $        194
          16,432                   --               29,999                   40
          67,264                   --              115,592                   --
       1,328,505                8,631             (732,744)               2,517
          (3,757)                 (17)                 702                   (2)
    ------------         ------------         ------------         ------------
       1,396,630               12,598             (593,314)               2,749
    ------------         ------------         ------------         ------------
       3,626,051               68,873              846,636               21,005
        (306,921)              (1,073)             (44,611)              (1,078)
          (6,683)                  --               (2,380)                  --
         195,389                5,954               48,827               15,204
      21,087,779              956,439            3,360,106              221,662
    ------------         ------------         ------------         ------------
      24,595,615            1,030,193            4,208,578              256,793
    ------------         ------------         ------------         ------------
      25,992,245            1,042,791            3,615,264              259,542
       1,042,791                   --              259,542                   --
    ------------         ------------         ------------         ------------
    $ 27,035,036         $  1,042,791         $  3,874,806         $    259,542
    ============         ============         ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

    New York Life Insurance and Annuity Corporation Variable Annuity Separate Account I ("Separate Account I") and New York Life Insurance and Annuity Corporation Variable Annuity Separate Account II ("Separate Account II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account II) issued by New York Life Insurance and Annuity Corporation. Separate Account I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., both of which are wholly-owned subsidiaries of NYLIFE Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. Separate Account I and Separate Account II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts.

  The assets of Separate Account I and Separate Account II are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series and the Morgan Stanley Universal Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

  Separate Account I and Separate Account II offer the following eighteen variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP II: Contrafund, Fidelity VIP:
Equity-Income, Janus Aspen Balanced, Janus Aspen Worldwide Growth and Morgan Stanley Emerging Markets Equity. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding Eligible Portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of Separate Account I or Separate Account II in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account I or Separate Account II and the Fixed Account of New York Life Insurance and Annuity Corporation.

  No Federal income tax is payable on investment income or capital gains of Separate Account I or Separate Account II under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------



    At December 31, 1997, the investments of Separate Account I and Separate Account II are as follows:

                                                          MAINSTAY VP          MAINSTAY VP
                                                            CAPITAL               CASH              MAINSTAY VP
                                                          APPRECIATION         MANAGEMENT           CONVERTIBLE
                                                          -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Number of shares........................................      11,437              30,017                   696
Identified cost*........................................    $168,873            $ 30,017              $  7,520
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Number of shares........................................       9,946              32,196                   494
Identified cost*........................................    $151,065            $ 32,195              $  5,329

                                                                                                       ALGER
                                                          MAINSTAY VP          MAINSTAY VP            AMERICAN
                                                             GROWTH              INDEXED               SMALL
                                                             EQUITY              EQUITY            CAPITALIZATION
                                                          -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Number of shares........................................       4,278               7,484                   174
Identified cost*........................................    $ 80,720            $111,142              $  7,256
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Number of shares........................................       3,428               6,251                   133
Identified cost*........................................    $ 64,999            $ 94,608              $  5,501

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 1997, was as follows:

                                                          MAINSTAY VP          MAINSTAY VP
                                                            CAPITAL               CASH              MAINSTAY VP
                                                          APPRECIATION         MANAGEMENT           CONVERTIBLE
                                                          -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Purchases...............................................    $ 31,623            $ 69,906              $  6,554
Proceeds from sales.....................................      11,447              67,359                   687
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Purchases...............................................    $ 37,904            $ 64,929              $  4,745
Proceeds from sales.....................................       5,262              55,385                   199

                                                                                                       ALGER
                                                          MAINSTAY VP          MAINSTAY VP            AMERICAN
                                                             GROWTH              INDEXED               SMALL
                                                             EQUITY              EQUITY            CAPITALIZATION
                                                          -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Purchases...............................................    $ 33,940            $ 45,844              $  7,272
Proceeds from sales.....................................         911               1,659                 1,255
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Purchases...............................................    $ 29,593            $ 42,147              $  5,329
Proceeds from sales.....................................         641                 807                   366

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------

                   MAINSTAY VP      MAINSTAY VP    MAINSTAY VP
    MAINSTAY VP     HIGH YIELD     INTERNATIONAL      TOTAL      MAINSTAY VP    MAINSTAY VP
    GOVERNMENT    CORPORATE BOND      EQUITY         RETURN         VALUE           BOND
    -----------------------------------------------------------------------------------------
        3,566          11,479             871         10,393         4,523           2,077
     $ 35,273        $134,958        $  9,338       $130,125      $ 62,162        $ 27,338
        2,470           6,269             642          8,459         3,378           1,529
     $ 24,401        $ 73,883        $  6,893       $107,216      $ 46,776        $ 20,132

                                                                    JANUS      MORGAN STANLEY
      CALVERT        FIDELITY        FIDELITY         JANUS         ASPEN         EMERGING
     SOCIALLY        VIP II:           VIP:           ASPEN       WORLDWIDE       MARKETS
    RESPONSIBLE     CONTRAFUND     EQUITY-INCOME    BALANCED       GROWTH          EQUITY
    -----------------------------------------------------------------------------------------
        1,191           1,203             627            563         1,411             473
     $  2,277        $ 21,595        $ 14,068       $  9,179      $ 31,207        $  5,256
        1,065             987             431            422         1,159             412
     $  2,048        $ 17,869        $  9,541       $  6,907      $ 25,777        $  4,616

                   MAINSTAY VP      MAINSTAY VP    MAINSTAY VP
    MAINSTAY VP     HIGH YIELD     INTERNATIONAL      TOTAL      MAINSTAY VP    MAINSTAY VP
    GOVERNMENT    CORPORATE BOND      EQUITY         RETURN         VALUE           BOND
    -----------------------------------------------------------------------------------------
     $  5,023        $ 70,903        $  3,214       $ 21,063      $ 31,389        $  6,966
        8,336           3,376           1,660         10,565           799           3,531
     $  3,564        $ 39,957        $  3,031       $ 19,980      $ 25,044        $  4,473
        4,937           1,310           1,092          4,220           371           2,635

                                                                    JANUS      MORGAN STANLEY
      CALVERT        FIDELITY        FIDELITY         JANUS         ASPEN         EMERGING
     SOCIALLY        VIP II:           VIP:           ASPEN       WORLDWIDE       MARKETS
    RESPONSIBLE     CONTRAFUND     EQUITY-INCOME    BALANCED       GROWTH          EQUITY
    -----------------------------------------------------------------------------------------
     $  1,485        $ 19,235        $ 13,492       $  8,513      $ 28,794        $  4,879
          119             183             240            331           257             444
     $  1,405        $ 17,038        $  9,100       $  6,627      $ 24,805        $  4,834
          188             127             100            140            79             505

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------


   Separate Account I and Separate Account II are charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.30% of the daily net asset value of each Investment
Division. The amounts of these charges retained in the Investment Divisions represent funds of New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------


   Separate Account I and Separate Account II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Cost to Policyowners (in 000's):
--------------------------------------------------------------------------------


    At December 31, 1997, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:

                                                            MAINSTAY VP      MAINSTAY VP
                                                              CAPITAL            CASH         MAINSTAY VP
                                                            APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                           ------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................     $162,440         $ 26,827         $  6,826
Accumulated net investment income (loss).................       (5,929)           3,101              224
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................       11,690               --              450
Unrealized appreciation (depreciation) on investments....       87,191               --              (26)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...         (153)              (7)              (2)
                                                              --------         --------         --------
Net amount applicable to Policyowners....................     $255,239         $ 29,921         $  7,472
                                                              ========         ========         ========

                                                                                                 ALGER
                                                            MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                               GROWTH          INDEXED           SMALL
                                                               EQUITY           EQUITY       CAPITALIZATION
                                                           ------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................     $ 60,455         $ 97,146         $  7,169
Accumulated net investment income (loss).................         (192)           1,816              (56)
Accumulated net realized gain on investments and
  realized gain distributions received...................       20,234           11,805              121
Unrealized appreciation (depreciation) on investments....        6,177           42,852              358
Increase (decrease) attributable to funds of New York
  Life Insurance and Annuity Corporation retained
  by Separate Account....................................          (53)            (107)              (1)
                                                              --------         --------         --------

Net amount applicable to Policyowners....................     $ 86,621         $153,512         $  7,591
                                                              ========         ========         ========

                                                            MAINSTAY VP      MAINSTAY VP
                                                              CAPITAL            CASH         MAINSTAY VP
                                                            APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                           ------------------------------------------------
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................     $148,491         $ 29,425         $  4,847
Accumulated net investment income (loss).................       (4,692)           2,680              161
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................        6,675               --              306
Unrealized appreciation (depreciation) on investments....       71,622               --              (13)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...         (122)              (6)              (1)
                                                              --------         --------         --------
Net amount applicable to Policyowners....................     $221,974         $ 32,099         $  5,300
                                                              ========         ========         ========

                                                                                                 ALGER
                                                            MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                               GROWTH          INDEXED           SMALL
                                                               EQUITY           EQUITY       CAPITALIZATION
                                                           ------------------------------------------------
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................     $ 49,267         $ 82,925         $  5,409
Accumulated net investment income (loss).................         (157)           1,495              (43)
Accumulated net realized gain on investments and
  realized gain distributions received...................       15,711            9,874              120
Unrealized appreciation (depreciation) on investments....        4,631           34,019              314
Increase (decrease) attributable to funds of New York
  Life Insurance and Annuity Corporation retained by
  Separate Account.......................................          (41)             (86)              (1)
                                                              --------         --------         --------
Net amount applicable to Policyowners....................     $ 69,411         $128,227         $  5,799
                                                              ========         ========         ========

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP         HIGH YIELD         INTERNATIONAL           TOTAL            MAINSTAY VP         MAINSTAY VP
       GOVERNMENT        CORPORATE BOND          EQUITY              RETURN               VALUE               BOND
    -----------------------------------------------------------------------------------------------------------------
        $ 27,672            $117,091            $  8,144            $115,807            $ 57,651            $ 22,916
           9,169              10,489                 998               5,622                 416               4,137
          (1,663)              7,003                 168               8,242               3,897                 209
            (219)               (280)               (355)             41,032              10,622                 (33)
             (20)                (45)                 (1)               (101)                (28)                (11)
        --------            --------            --------            --------            --------            --------
        $ 34,939            $134,258            $  8,954            $170,602            $ 72,558            $ 27,218
        ========            ========            ========            ========            ========            ========

                                                                                          JANUS          MORGAN STANLEY
         CALVERT            FIDELITY            FIDELITY              JANUS               ASPEN             EMERGING
        SOCIALLY             VIP II:              VIP:                ASPEN             WORLDWIDE            MARKETS
       RESPONSIBLE         CONTRAFUND         EQUITY-INCOME         BALANCED             GROWTH              EQUITY
    -----------------------------------------------------------------------------------------------------------------
        $  2,031            $ 21,547            $ 13,958            $  8,985            $ 30,996            $  5,070
              59                (133)                (59)                121                 (15)                (12)
             181                 116                 130                  47                 132                 183
              84               2,387               1,155                 652               1,786                (800)
              (1)                 (5)                 (2)                 (2)                 (5)                  1
        --------            --------            --------            --------            --------            --------
        $  2,354            $ 23,912            $ 15,182            $  9,803            $ 32,894            $  4,442
        ========            ========            ========            ========            ========            ========

                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP         HIGH YIELD         INTERNATIONAL           TOTAL            MAINSTAY VP         MAINSTAY VP
       GOVERNMENT        CORPORATE BOND          EQUITY              RETURN               VALUE               BOND
    -----------------------------------------------------------------------------------------------------------------
        $ 19,420            $ 64,277            $  6,056            $ 97,610            $ 43,491            $ 16,847
           5,891               5,659                 696               4,253                 315               3,073
            (977)              3,745                 121               4,981               2,823                 155
            (123)               (337)               (273)             32,084               7,589                 (41)
             (13)                (24)                 (1)                (77)                (20)                 (8)
        --------            --------            --------            --------            --------            --------
        $ 24,198            $ 73,320            $  6,599            $138,851            $ 54,198            $ 20,026
        ========            ========            ========            ========            ========            ========

                                                                                          JANUS          MORGAN STANLEY
         CALVERT            FIDELITY            FIDELITY              JANUS               ASPEN             EMERGING
        SOCIALLY             VIP II:              VIP:                ASPEN             WORLDWIDE            MARKETS
       RESPONSIBLE         CONTRAFUND         EQUITY-INCOME         BALANCED             GROWTH              EQUITY
    -----------------------------------------------------------------------------------------------------------------
        $  1,818            $ 17,860            $  9,492            $  6,773            $ 25,626            $  4,465
              48                (105)                (48)                 91                  (8)                 (7)
             177                  62                  71                  23                  84                 146
              64               1,805                 929                 463               1,337                (730)
              (1)                 (4)                 (2)                 (1)                 (4)                  1
        --------            --------            --------            --------            --------            --------
        $  2,106            $ 19,618            $ 10,442            $  7,349            $ 27,035            $  3,875
        ========            ========            ========            ========            ========            ========

NOTE 6--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


    Transactions in accumulation units for the years ended December 31, 1997 and December 31, 1996, were as follows:

                                                                MAINSTAY VP                       MAINSTAY VP
                                                           CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                         -------------------------         -------------------------
                                                           1997             1996             1997             1996
                                                         -----------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units issued on premium payments.......................       712              682          211,219          189,700
Units redeemed on surrenders...........................      (277)            (216)          (1,083)            (955)
Units redeemed on annuity and death benefits...........       (73)             (62)            (306)             (53)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................       (16)              16          (25,765)         (16,041)
Units issued (redeemed) on transfers between
  Investment Divisions.................................       621            2,618         (182,812)        (167,769)
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................       967            3,038            1,253            4,882
Units outstanding, beginning of year...................    10,890            7,852           24,436           19,554
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................    11,857           10,890           25,689           24,436
                                                         ========         ========         ========         ========
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units issued on premium payments.......................       886              803          193,703          144,385
Units redeemed on surrenders...........................      (373)            (250)          (1,883)            (902)
Units redeemed on annuity and death benefits...........       (25)             (21)             (10)              --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................       (32)               9          (19,052)         (14,788)
Units issued (redeemed) on transfers between
  Investment Divisions.................................     1,181            2,282         (165,341)        (124,092)
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................     1,637            2,823            7,417            4,603
Units outstanding, beginning of year...................     8,675            5,852           20,142           15,539
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................    10,312            8,675           27,559           20,142
                                                         ========         ========         ========         ========


                                                                MAINSTAY VP                       MAINSTAY VP
                                                               TOTAL RETURN                          VALUE
                                                         -------------------------         -------------------------
                                                           1997             1996             1997             1996
                                                         -----------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation....................        --               --               --               --
Units issued on premium payments.......................       428              543              362              214
Units redeemed on surrenders...........................      (265)            (272)             (66)             (25)
Units redeemed on annuity and death benefits...........       (92)             (83)             (24)              (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      (111)             (13)               9                5
Units issued on transfers between
  Investment Divisions.................................       391            1,615            1,474            1,672
                                                         --------         --------         --------         --------
  Net increase.........................................       351            1,790            1,755            1,864
Units outstanding, beginning of year...................     9,369            7,579            2,522              658
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................     9,720            9,369            4,277            2,522
                                                         ========         ========         ========         ========
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation....................        --               --               --               --
Units issued on premium payments.......................       585              602              273              170
Units redeemed on surrenders...........................      (290)            (217)             (76)             (27)
Units redeemed on annuity and death benefits...........       (34)             (21)              (8)              (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................       (66)             (11)              16               14
Units issued on transfers between Investment
  Divisions............................................       531            1,382            1,227            1,165
                                                         --------         --------         --------         --------
  Net increase.........................................       726            1,735            1,432            1,319
Units outstanding, beginning of year...................     7,185            5,450            1,754              435
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................     7,911            7,185            3,186            1,754
                                                         ========         ========         ========         ========

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD             MAINSTAY VP
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND      INTERNATIONAL EQUITY
    -------------------   -------------------   -------------------   ---------------------
      1997     1996(a)      1997       1996       1997       1996       1997        1996
    ---------------------------------------------------------------------------------------
         91         17        108        197        933        501          67          99
         (8)        --       (100)      (126)      (190)       (71)        (15)         (5)
         (3)        --        (57)       (83)       (65)       (14)         (8)         (2)
         --         --        (52)       (20)        17         85           1          12
        402        137       (327)       (72)     3,395      3,502          32         405
    --------   --------   --------   --------   --------   --------   --------    --------
        482        154       (428)      (104)     4,090      4,003          77         509
        154         --      3,177      3,281      5,449      1,446         674         165
    --------   --------   --------   --------   --------   --------   --------    --------
        636        154      2,749      3,177      9,539      5,449         751         674
    ========   ========   ========   ========   ========   ========   ========    ========
         49          5        112        171        408        227          64          41
         (7)        --       (113)      (102)      (169)       (61)        (20)         (8)
         --         --         (9)       (15)        (8)        (3)         (1)         (1)
         (1)        --         (9)       (12)         7         11           1           3
        337         69       (199)        60      2,136      1,889          83         279
    --------   --------   --------   --------   --------   --------   --------    --------
        378         74       (218)       102      2,374      2,063         127         314
         74         --      2,122      2,020      2,841        778         426         112
    --------   --------   --------   --------   --------   --------   --------    --------
        452         74      1,904      2,122      5,215      2,841         553         426
    ========   ========   ========   ========   ========   ========   ========    ========

                                                                             ALGER
                                                                           AMERICAN
        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP              SMALL
           BOND              GROWTH EQUITY        INDEXED EQUITY        CAPITALIZATION
    -------------------   -------------------   -------------------   -------------------
      1997       1996       1997       1996       1997       1996       1997     1996(a)
    -------------------------------------------------------------------------------------
         --         --         --         --         --       (718)        --          --
        111        169        325        244        483        335        128           9
        (70)       (43)       (74)       (48)      (130)       (91)        (4)         --
        (31)       (19)       (11)       (16)       (43)       (26)        (1)         --
        (12)        (6)        (7)        (2)       (14)        (3)         3          (1)
        171        246        989      1,076      1,660      1,594        467         121
    --------   --------   --------   --------   --------   --------   --------   --------
        169        347      1,222      1,254      1,956      1,091        593         129
      2,080      1,733      3,085      1,831      4,768      3,677        129          --
    --------   --------   --------   --------   --------   --------   --------   --------
      2,249      2,080      4,307      3,085      6,724      4,768        722         129
    ========   ========   ========   ========   ========   ========   ========   ========
         --         --         --         --         --       (718)        --          --
         87        125        318        205        453        330         56           3
        (91)       (93)      (118)       (58)      (176)      (102)        (8)         --
         (9)        (2)        (9)        (3)       (10)        (6)        --          --
         (6)         1          2         13         (1)        14          3           1
         83        246        922        776      1,567      1,282        445          51
    --------   --------   --------   --------   --------   --------   --------   --------
         64        277      1,115        933      1,833        800        496          55
      1,591      1,314      2,336      1,403      3,783      2,983         55          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,655      1,591      3,451      2,336      5,616      3,783        551          55
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                          CALVERT            FIDELITY            FIDELITY
                                                         SOCIALLY             VIP II:              VIP:
                                                        RESPONSIBLE         CONTRAFUND         EQUITY-INCOME
                                                     -----------------   -----------------   -----------------
                                                      1997      1996      1997     1996(a)    1997     1996(a)
                                                     ---------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................        7        6        245       15        186         5
Units redeemed on surrenders.......................       (2)      (1)        (8)      --         (7)       --
Units redeemed on annuity and death benefits.......       --       --         (2)      --         (2)       --
Units issued on net transfers from
  Fixed Account....................................       --        1         13        1          6        --
Units issued on transfers between
  Investment Divisions.............................       80       39      1,356      224        878        72
                                                     -------   -------   -------   -------   -------   -------
  Net increase.....................................       85       45      1,604      240      1,061        77
Units outstanding, beginning of year...............       69       24        240       --         77        --
                                                     -------   -------   -------   -------   -------   -------
Units outstanding, end of year.....................      154       69      1,844      240      1,138        77
                                                     =======   =======   =======   =======   =======   =======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       22        9        216        4        106         5
Units redeemed on surrenders.......................       (2)      (2)       (16)      --        (10)       --
Units redeemed on annuity and death benefits.......       --       --         --       --         (1)       --
Units issued on net transfers from
  Fixed Account....................................       --        1          6        1          4        --
Units issued on transfers between
  Investment Divisions.............................       57       41      1,245       86        638        46
                                                     -------   -------   -------   -------   -------   -------
  Net increase.....................................       77       49      1,451       91        737        51
Units outstanding, beginning of year...............       61       12         91       --         51        --
                                                     -------   -------   -------   -------   -------   -------
Units outstanding, end of year.....................      138       61      1,542       91        788        51
                                                     =======   =======   =======   =======   =======   =======

                                                                               JANUS          MORGAN STANLEY
                                                           JANUS               ASPEN             EMERGING
                                                           ASPEN             WORLDWIDE            MARKETS
                                                         BALANCED             GROWTH              EQUITY
                                                     -----------------   -----------------   -----------------
                                                      1997     1996(a)    1997     1996(a)    1997     1996(a)
                                                     ---------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................      124        9        351       24         61         3
Units redeemed on surrenders.......................       (5)      --        (17)      --         (3)       --
Units redeemed on annuity and death benefits.......       --       --         (6)      --         (1)       --
Units issued on net transfers from
  Fixed Account....................................        5        1         25        3          1         1
Units issued on transfers between
  Investment Divisions.............................      584       84      2,023      229        316        74
                                                     -------   -------   -------   -------   -------   -------
  Net increase.....................................      708       94      2,376      256        374        78
Units outstanding, beginning of year...............       94       --        256       --         78        --
                                                     -------   -------   -------   -------   -------   -------
Units outstanding, end of year.....................      802       94      2,632      256        452        78
                                                     =======   =======   =======   =======   =======   =======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       80        2        304        6         74         2
Units redeemed on surrenders.......................      (10)      --        (24)      --         (4)       --
Units redeemed on annuity and death benefits.......       (4)      --         (1)      --         --        --
Units issued on net transfers from
  Fixed Account....................................        3        1         16        1          4         2
Units issued on transfers between
  Investment Divisions.............................      492       36      1,764       93        291        22
                                                     -------   -------   -------   -------   -------   -------
  Net increase.....................................      561       39      2,059      100        365        26
Units outstanding, beginning of year...............       39       --        100       --         26        --
                                                     -------   -------   -------   -------   -------   -------
Units outstanding, end of year.....................      600       39      2,159      100        391        26
                                                     =======   =======   =======   =======   =======   =======

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                        (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 7--Selected Per Unit Data+:
--------------------------------------------------------------------------------


    The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of Separate Account I and Separate Account II:

                                                                               MAINSTAY VP
                                                                          CAPITAL APPRECIATION
                                                            -------------------------------------------------
                                                             1997      1996      1995      1994      1993(a)
                                                            -------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $17.66    $15.07    $11.24    $11.91     $10.00
Net investment income (loss)............................     (0.26)    (0.20)    (0.10)    (0.08)     (0.08)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      4.13      2.79      3.93     (0.59)      1.99
                                                            ------    ------    ------    ------     ------
Unit value, end of year.................................    $21.53    $17.66    $15.07    $11.24     $11.91
                                                            ======    ======    ======    ======     ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $17.66    $15.07    $11.24    $11.91     $10.00
Net investment income (loss)............................     (0.26)    (0.20)    (0.10)    (0.08)     (0.09)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).........................................      4.13      2.79      3.93     (0.59)      2.00
                                                            ------    ------    ------    ------     ------
Unit value, end of year.................................    $21.53    $17.66    $15.07    $11.24     $11.91
                                                            ======    ======    ======    ======     ======

                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                    HIGH YIELD                    INTERNATIONAL
                                                                  CORPORATE BOND                     EQUITY
                                                            ---------------------------   -----------------------------
                                                             1997      1996     1995(c)    1997      1996      1995(c)
                                                            -----------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.62    $10.91    $10.00    $11.48    $10.53     $10.00
Net investment income...................................      0.96      0.81      0.76      0.82      0.71       0.91
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      0.50      0.90      0.15     (0.38)     0.24      (0.38)
                                                            ------    ------    ------    ------    ------     ------
Unit value, end of year.................................    $14.08    $12.62    $10.91    $11.92    $11.48     $10.53
                                                            ======    ======    ======    ======    ======     ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.60    $10.89    $10.00    $11.49    $10.53     $10.00
Net investment income...................................      0.98      0.84      0.84      0.88      0.75       1.11
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      0.48      0.87      0.05     (0.44)     0.21      (0.58)
                                                            ------    ------    ------    ------    ------     ------
Unit value, end of year.................................    $14.06    $12.60    $10.89    $11.93    $11.49     $10.53
                                                            ======    ======    ======    ======    ======     ======


                                                                               MAINSTAY VP
                                                                              GROWTH EQUITY
                                                            -------------------------------------------------
                                                             1997      1996      1995      1994     1993++(b)
                                                            -------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $16.07    $13.08    $10.26    $10.27     $10.00
Net investment income (loss)............................     (0.08)    (0.02)     0.05      0.23       0.14
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      4.12      3.01      2.77     (0.24)      0.13
                                                            ------    ------    ------    ------     ------
Unit value, end of year.................................    $20.11    $16.07    $13.08    $10.26     $10.27
                                                            ======    ======    ======    ======     ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $16.07    $13.08    $10.26    $10.27     $10.00
Net investment income (loss)............................     (0.07)    (0.02)     0.06      0.20       0.15
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      4.11      3.01      2.76     (0.21)      0.12
                                                            ------    ------    ------    ------     ------
Unit value, end of year.................................    $20.11    $16.07    $13.08    $10.26     $10.27
                                                            ======    ======    ======    ======     ======

 +  Per unit data based on average monthly units outstanding during the year.
++  Per unit data based on average daily units outstanding during the period.
(a) For the period January 29, 1993 (Commencement of Operations) through December 31, 1993.
(b) For the period December 15, 1993 (Commencement of Operations) through December 31, 1993.
(c) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(d) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                      MAINSTAY VP                        MAINSTAY VP                         MAINSTAY VP
                    CASH MANAGEMENT                      CONVERTIBLE                         GOVERNMENT
    -----------------------------------------------   -----------------   -------------------------------------------------
     1997      1996      1995      1994     1993(a)    1997     1996(d)    1997      1996      1995      1994      1993(a)
    -----------------------------------------------------------------------------------------------------------------------
    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $ 1.00    $10.32    $10.00    $11.76    $11.65    $10.11    $10.44     $10.00
      0.04      0.04      0.04      0.03      0.01      0.49      0.15      0.61      0.57      0.68      0.68       0.70
        --        --        --        --        --      0.95      0.17      0.34     (0.46)     0.86     (1.01)     (0.26)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------     ------
    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $11.76    $10.32    $12.71    $11.76    $11.65    $10.11     $10.44
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======     ======
    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $ 1.00    $10.29    $10.00    $11.76    $11.65    $10.11    $10.44     $10.00
      0.04      0.04      0.04      0.03      0.01      0.52      0.15      0.62      0.58      0.68      0.70       0.60
        --        --        --        --        --      0.92      0.14      0.33     (0.47)     0.86     (1.03)     (0.16)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------     ------
    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $11.73    $10.29    $12.71    $11.76    $11.65    $10.11     $10.44
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======     ======

                      MAINSTAY VP                             MAINSTAY VP                   MAINSTAY VP
                     TOTAL RETURN                                VALUE                         BOND
    -----------------------------------------------   ---------------------------   ---------------------------
     1997      1996      1995      1994     1993(a)    1997      1996     1995(c)    1997      1996      1995
    -----------------------------------------------------------------------------------------------------------
    $15.10    $13.65    $10.77    $11.37    $10.00    $13.98    $11.50    $10.00    $11.18    $11.10    $ 9.51
      0.17      0.14      0.20      0.22      0.24      0.07      0.10      0.13      0.64      0.63      0.71
      2.28      1.31      2.68     (0.82)     1.13      2.91      2.38      1.37      0.28     (0.55)     0.88
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $17.55    $15.10    $13.65    $10.77    $11.37    $16.96    $13.98    $11.50    $12.10    $11.18    $11.10
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $15.10    $13.65    $10.77    $11.37    $10.00    $14.02    $11.53    $10.00    $11.18    $11.10    $ 9.51
      0.18      0.16      0.21      0.24      0.17      0.07      0.10      0.16      0.63      0.62      0.77
      2.27      1.29      2.67     (0.84)     1.20      2.92      2.39      1.37      0.29     (0.54)     0.82
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $17.55    $15.10    $13.65    $10.77    $11.37    $17.01    $14.02    $11.53    $12.10    $11.18    $11.10
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======


         MAINSTAY VP
            BOND
     -------------------
      1994     1993++(b)
     -------------------
     $ 9.97     $   --
       1.18         --
      (1.64)        --
     ------     ------
     $ 9.51     $   --
     ======     ======
     $ 9.97     $10.00
       1.17       0.56
      (1.63)     (0.59)
     ------     ------
     $ 9.51     $ 9.97
     ======     ======

                                                            ALGER
                                                          AMERICAN                   CALVERT
                      MAINSTAY VP                           SMALL                   SOCIALLY
                    INDEXED EQUITY                     CAPITALIZATION              RESPONSIBLE
    -----------------------------------------------   -----------------   -----------------------------
     1997      1996      1995      1994     1993(a)    1997     1996(d)    1997      1996      1995(c)
    ---------------------------------------------------------------------------------------------------
    $17.41    $14.41    $10.66    $10.72    $10.00    $ 9.56    $10.00    $12.87    $11.58     $10.00
      0.06      0.09      0.15      0.14      0.13     (0.13)    (0.02)     0.30      0.25       1.54
      5.36      2.91      3.60     (0.20)     0.59      1.09     (0.42)     2.09      1.04        .04
    ------    ------    ------    ------    ------    ------    ------    ------    ------     ------
    $22.83    $17.41    $14.41    $10.66    $10.72    $10.52    $ 9.56    $15.26    $12.87     $11.58
    ======    ======    ======    ======    ======    ======    ======    ======    ======     ======
    $17.41    $14.41    $10.66    $10.72    $10.00    $ 9.56    $10.00    $12.89    $11.59     $10.00
      0.07      0.10      0.15      0.13      0.10     (0.13)    (0.02)     0.29      0.39       1.34
      5.35      2.90      3.60     (0.19)     0.62      1.08     (0.42)     2.10      0.91        .25
    ------    ------    ------    ------    ------    ------    ------    ------    ------     ------
    $22.83    $17.41    $14.41    $10.66    $10.72    $10.51    $ 9.56    $15.28    $12.89     $11.59
    ======    ======    ======    ======    ======    ======    ======    ======    ======     ======

--------------------------------------------------------------------------------

                                                                FIDELITY            FIDELITY
                                                                 VIP II:              VIP:
                                                               CONTRAFUND         EQUITY-INCOME
                                                            -----------------   -----------------
                                                             1997     1996(d)    1997     1996(d)
                                                            -------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $10.58    $10.00    $10.55    $10.00
Net investment loss.....................................     (0.13)    (0.02)    (0.11)    (0.02)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      2.52      0.60      2.90      0.57
                                                            ------    ------    ------    ------
Unit value, end of year.................................    $12.97    $10.58    $13.34    $10.55
                                                            ======    ======    ======    ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $10.38    $10.00    $10.47    $10.00
Net investment loss.....................................     (0.13)    (0.02)    (0.13)    (0.02)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).........................................      2.47      0.40      2.91      0.49
                                                            ------    ------    ------    ------
Unit value, end of year.................................    $12.72    $10.38    $13.25    $10.47
                                                            ======    ======    ======    ======

                                                                                      JANUS              MORGAN
                                                                  JANUS               ASPEN              STANLEY
                                                                  ASPEN             WORLDWIDE           EMERGING
                                                                BALANCED             GROWTH          MARKETS EQUITY
                                                            -----------------   -----------------   -----------------
                                                             1997     1996(d)    1997     1996(d)    1997     1996(d)
                                                            ---------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $10.14    $10.00    $10.36    $10.00    $ 9.93    $10.00
Net investment income (loss)............................      0.28      0.17     (0.02)     0.07     (0.04)     0.01
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      1.80     (0.03)     2.16      0.29     (0.06)    (0.08)
                                                            ------    ------    ------    ------    ------    ------
Unit value, end of year.................................    $12.22    $10.14    $12.50    $10.36    $ 9.83    $ 9.93
                                                            ======    ======    ======    ======    ======    ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $10.16    $10.00    $10.38    $10.00    $10.00    $10.00
Net investment income (loss)............................      0.30      0.21     (0.01)     0.09     (0.03)     0.02
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital
  share transactions)...................................      1.79     (0.05)     2.15      0.29     (0.07)    (0.02)
                                                            ------    ------    ------    ------    ------    ------
Unit value, end of year.................................    $12.25    $10.16    $12.52    $10.38    $ 9.90    $10.00
                                                            ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(d) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




                     (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account II comprised of the MainStay VP Capital Appreciation Investment Division, MainStay VP Cash Management Investment Division, MainStay VP Convertible Investment Division, MainStay VP Government Investment Division, MainStay VP High Yield Corporate Bond Investment Division, MainStay VP International Equity Investment Division, MainStay VP Total Return Investment Division, MainStay VP Value Investment Division, MainStay VP Bond Investment Division, MainStay VP Growth Equity Investment Division, MainStay VP Indexed Equity Investment Division, Alger American Small Capitalization Investment Division, Calvert Socially Responsible Investment Division, Fidelity VIP II:
Contrafund Investment Division, Fidelity VIP: Equity-Income Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Worldwide Growth Investment Division, and Morgan Stanley Emerging Markets Equity Investment Division at December 31, 1997, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for each of the periods presented in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 with the MainStay VP Series Fund, Inc., The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, and the Morgan Stanley Universal Funds, Inc., provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 23, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

     In our opinion, the accompanying balance sheets and the related statements of income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 1997 and 1996, and the results of its operations and its cash flows for the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)
                                 BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               1997      1996
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities
     Available for sale, at fair value......................  $12,170   $11,854
     Held to maturity, at amortized cost....................      801       647
Equity securities...........................................       83        70
Mortgage loans..............................................    1,305     1,113
Real estate.................................................      151       151
Policy loans................................................      481       464
Other long-term investments.................................       20        17
                                                              -------   -------
          Total investments.................................   15,011    14,316
Cash and cash equivalents...................................      773       236
Deferred policy acquisition costs...........................      688       691
Other assets................................................      345       252
Separate account assets.....................................    4,315     2,445
                                                              -------   -------
          Total assets......................................  $21,132   $17,940
                                                              =======   =======
                     LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.............................  $13,716   $13,163
Future policy benefits......................................      276       251
Policy claims...............................................       55        57
Deferred taxes..............................................       93        47
Other liabilities...........................................      727       333
Separate account liabilities................................    4,303     2,403
                                                              -------   -------
          Total liabilities.................................   19,170    16,254
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized,
  2,500 issued and outstanding).............................       25        25
Additional paid in capital..................................      480       480
Net unrealized gains on investments.........................      157        68
Retained earnings...........................................    1,300     1,113
                                                              -------   -------
          Total stockholder's equity........................    1,962     1,686
                                                              -------   -------
          Total liabilities and stockholder's equity........  $21,132   $17,940
                                                              =======   =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               1997     1996     1995
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
     Universal life and annuity fees........................  $  267   $  234   $  224
     Net investment income..................................   1,066    1,048    1,012
     Investment gains, net..................................     126       65       38
     Other income...........................................      82       58       71
                                                              ------   ------   ------
          Total revenues....................................   1,541    1,405    1,345
                                                              ------   ------   ------
EXPENSES
     Interest credited to policyholders' account balances...     748      723      742
     Policyholder benefits..................................     141      117      168
     Operating expenses.....................................     352      299      239
                                                              ------   ------   ------
          Total expenses....................................   1,241    1,139    1,149
                                                              ------   ------   ------
Income before Federal income taxes..........................     300      266      196
Federal income taxes:
     Current................................................     114      121       84
     Deferred...............................................      (1)     (24)      (8)
                                                              ------   ------   ------
          Total Federal income taxes........................     113       97       76
                                                              ------   ------   ------
Net income..................................................  $  187   $  169   $  120
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               1997     1996     1995
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Stockholder's equity, beginning of year.....................  $1,686   $1,676   $1,141
Net income..................................................     187      169      120
Change in unrealized gains and losses on investments........      89     (159)     415
                                                              ------   ------   ------
Stockholder's equity, end of year...........................  $1,962   $1,686   $1,676
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)
                            STATEMENT OF CASH FLOWS

                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                1997      1996      1995
                                                              --------   -------   -------
                                                                     (IN MILLIONS)
Cash Flows from Operating Activities:
  Net income................................................  $    187   $   169   $   120
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization..........................       (43)      (18)      (26)
     Net capitalization of deferred policy acquisition
       costs................................................       (85)      (44)      (40)
     Universal life and annuity fees........................      (202)     (188)     (183)
     Interest credited to policyholders' account balances...       748       723       742
     Net realized investment gains..........................      (126)      (65)      (38)
     Deferred income taxes..................................        (1)      (24)       (8)
     Decrease in net separate account assets................        30         6        17
     Decrease (increase) in other assets and other
       liabilities..........................................       126      (127)      308
     (Decrease) increase in policy claims...................        (2)      (24)        8
     Increase (decrease) in future policy benefits..........        25        18       (80)
                                                              --------   -------   -------
          Net cash provided by operating activities.........       657       426       820
                                                              --------   -------   -------
Cash Flows from Investing Activities:
  Proceeds from sale of available for sale fixed
     maturities.............................................    13,378     5,787     2,370
  Proceeds from maturity of available for sale fixed
     maturities.............................................     1,137     1,505       930
  Proceeds from sale of held to maturity fixed securities...         3        --        --
  Proceeds from maturity of held to maturity fixed
     maturities.............................................       112       141       103
  Proceeds from sale of equity securities...................       140        47        40
  Proceeds from repayment of mortgage loans.................       220       143       244
  Proceeds from sale of real estate.........................        24        55        13
  Proceeds from other invested assets.......................        16         4        31
  Cost of available for sale fixed maturities acquired......   (14,391)   (7,447)   (4,320)
  Cost of held to maturity fixed maturities acquired........      (281)      (95)     (162)
  Cost of equity securities acquired........................      (163)      (43)      (12)
  Cost of mortgage loans acquired...........................      (413)     (280)     (320)
  Cost of real estate acquired..............................        (4)      (35)      (14)
  Cost of other invested assets acquired....................       (25)       (8)       (5)
  Policy loans..............................................       (17)      (29)      (25)
  Securities sold under agreements to repurchase (net)......       134       (37)     (168)
                                                              --------   -------   -------
          Net cash used in investing activities.............      (130)     (292)   (1,295)
                                                              --------   -------   -------
Cash Flows from Financing Activities:
  Policyholders' account balances:
     Deposits...............................................     1,228     1,069     1,252
     Withdrawals............................................      (176)     (562)     (751)
  Net transfers to the separate accounts....................    (1,040)     (733)     (238)
  Other, net................................................        --        --       (52)
                                                              --------   -------   -------
          Net cash provided (used) by financing
            activities......................................        12      (226)      211
                                                              --------   -------   -------
Effect of exchange rate changes on cash and cash
  equivalents...............................................        (2)        2        (1)
                                                              --------   -------   -------
Net increase (decrease) in cash and cash equivalents........       537       (90)     (265)
                                                              --------   -------   -------
Cash and cash equivalents, beginning of year................       236       326       591
                                                              --------   -------   -------
Cash and cash equivalents, end of year......................  $    773   $   236   $   326
                                                              ========   =======   =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC"), is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. The cost basis of fixed maturities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in stockholder's equity, net of deferred taxes and related adjustments. Realized losses are recognized in net income for other than temporary declines in the fair value of equity securities. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments include investments that have maturities of between 91-365 days at date of purchase. They are included in fixed maturities on the balance sheet, and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments used by NYLIAC to hedge exposure to interest rate and foreign currency fluctuations are accounted for on an accrual basis. Realized gains and losses related to contracts that are effective hedges on specific assets are deferred and recognized in net income in the same period as gains and losses on the hedged assets. Amounts payable or receivable under interest rate, currency and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Unamortized premiums are included in other assets in the balance sheet.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business and certain costs of issuing policies that vary with and are primarily related to the production of new business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization.

     The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in stockholder's equity.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus credited interest less withdrawals and charges.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit determined on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives which are segregated from NYLIAC's general account and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate accounts, the liability represents amounts due policyholders pursuant to the terms of the binder agreements.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment speeds will differ from original estimates and may result in material adjustments to amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1997 the FASB issued SFAS 130, "Reporting Comprehensive Income" which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income is composed of two items -- "net income" and "other comprehensive income". Other comprehensive income includes all changes in equity from nonowner sources (e.g., unrealized holding gains and losses on available for sale securities).

     This Statement requires that the Company classify items of other comprehensive income according to their nature and present each item separately in the financial statement in which other comprehensive income is reported. This Statement also requires that the accumulated balance of other comprehensive income be reported as a separate item in the equity section of the balance sheet. This Statement is effective for the 1998 financial statements of the Company. Reclassification of financial statements for earlier periods provided for comparative purposes is required. Adoption of this Statement will have no effect on reported net income or stockholder's equity.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach (including provisions for credit risk) or a proprietary matrix pricing model.

     At December 31, 1997 and 1996, the maturity distribution of fixed maturities was as follows (in millions):

                                                     1997                       1996
                                           ------------------------   ------------------------
                                           AMORTIZED     ESTIMATED    AMORTIZED     ESTIMATED
           AVAILABLE FOR SALE                 COST      FAIR VALUE       COST      FAIR VALUE
           ------------------              ----------   -----------   ----------   -----------
Due in one year or less..................   $   480       $   482      $   489       $   491
Due after one year through five years....     3,053         3,099        3,019         3,039
Due after five years through ten years...     2,156         2,230        2,122         2,151
Due after ten years......................     2,425         2,608        2,030         2,091
Asset-backed securities:
     Government or government agency.....     2,271         2,324        2,866         2,916
     Other...............................     1,411         1,427        1,168         1,166
                                            -------       -------      -------       -------
     Total Available for Sale............   $11,796       $12,170      $11,694       $11,854
                                            =======       =======      =======       =======

                                                     1997                       1996
                                           ------------------------   ------------------------
                                           AMORTIZED     ESTIMATED    AMORTIZED     ESTIMATED
            HELD TO MATURITY                  COST      FAIR VALUE       COST      FAIR VALUE
            ----------------               ----------   -----------   ----------   -----------
Due in one year or less..................   $    30       $    30      $    24       $    24
Due after one year through five years....       225           239          192           194
Due after five years through ten years...       226           240          235           241
Due after ten years......................       224           238          100           105
Asset-backed securities..................        96            97           96            96
                                            -------       -------      -------       -------
     Total Held to Maturity..............   $   801       $   844      $   647       $   660
                                            =======       =======      =======       =======

     At December 31, 1997 and 1996, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):


                                                                  1997
                                            -------------------------------------------------
                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
            AVAILABLE FOR SALE                COST        GAINS        LOSSES     FAIR VALUE
            ------------------              ---------   ----------   ----------   -----------
U.S. Treasury and U.S. Government
  corporations and agencies...............   $ 1,066       $ 36         $ 1         $ 1,101
U.S. agencies, state and municipal........     1,946         42           2           1,986
Foreign governments.......................       237         19          --             256
Corporate.................................     7,136        276          12           7,400
Other.....................................     1,411         20           4           1,427
                                             -------       ----         ---         -------
     Total Available for Sale.............   $11,796       $393         $19         $12,170
                                             =======       ====         ===         =======
            HELD TO MATURITY
            ----------------

Corporate.................................   $   705       $ 42         $--         $   747
Other.....................................        96          1          --              97
                                             -------       ----         ---         -------
     Total Held to Maturity...............   $   801       $ 43         $--         $   844
                                             =======       ====         ===         =======


                                                                  1996
                                            -------------------------------------------------
                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
            AVAILABLE FOR SALE                COST        GAINS        LOSSES     FAIR VALUE
            ------------------              ---------   ----------   ----------   -----------
U.S. Treasury and U.S. Government
  corporations and agencies...............   $ 1,243       $ 24         $ 7         $ 1,260
U.S. agencies, state and municipal........     2,561         64          15           2,610
Foreign governments.......................       191         13           1             203
Corporate.................................     6,531        131          47           6,615
Other.....................................     1,168         19          21           1,166
                                             -------       ----         ---         -------
     Total Available for Sale.............   $11,694       $251         $91         $11,854
                                             =======       ====         ===         =======

                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
             HELD TO MATURITY                 COST        GAINS        LOSSES     FAIR VALUE
             ----------------               ---------   ----------   ----------   -----------
Corporate.................................   $   551       $ 15         $ 2         $   564
Other.....................................        96      --             --              96
                                             -------       ----         ---         -------
     Total Held to Maturity...............   $   647       $ 15         $ 2         $   660
                                             =======       ====         ===         =======

EQUITY SECURITIES

     Estimated fair value for equity securities has been determined using quoted market prices. At December 31, 1997 and 1996, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                                   UNREALIZED   UNREALIZED   ESTIMATED
                            COST     GAINS        LOSSES     FAIR VALUE
                            ----   ----------   ----------   ----------
1997......................  $66       $25           $8          $83
1996......................  $63       $ 8           $1          $70

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property. The carrying value of mortgage loans was $1,305 million and $1,113 million at December 31, 1997 and 1996, respectively.

     The fair market value of the mortgage loan portfolio at December 31, 1997 and 1996 is estimated to be $1,408 million and $1,194 million, respectively. Market values are determined by discounting the projected cash flow for each individual loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 1997, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $108 million, all at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The provision for losses on mortgage loans was $14 million and $20 million at December 31, 1997 and 1996, respectively. The activity in the specific and general provision as of December 31, 1997 and 1996 is summarized below (in millions):

                                                     1997   1996
                                                     ----   ----
Beginning balance..................................  $20    $20
Reductions credited to operations..................   (1)    (1)
Direct writedowns..................................   --      9
Recoveries of amounts previously charged off.......   (5)    (8)
                                                     ---    ---
Ending balance.....................................  $14    $20
                                                     ===    ===

     Impaired mortgage loans along with specific provisions for losses as of December 31, 1997 and 1996, were as follows (in millions):

                                                    1997   1996
                                                    ----   ----
Impaired mortgage loans with provisions for
  losses..........................................  $19    $ 39
Provision for losses..............................   (8)    (14)
                                                    ---    ----
Net impaired mortgage loans.......................  $11    $ 25
                                                    ===    ====

     NYLIAC accrues interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on problem loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 1997 and 1996, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                 1997     1996
                                                ------   ------
Property Type:
     Office building..........................  $  601   $  643
     Retail...................................     255      235
     Apartments...............................     187      179
     Residential..............................     172       18
     Other....................................      90       38
                                                ------   ------
          Total...............................  $1,305   $1,113
                                                ======   ======
Geographic Region:
     Central..................................  $  250   $  246
     Pacific..................................     145      133
     Middle Atlantic..........................     426      377
     South Atlantic...........................     362      307
     New England..............................      73       33
     Other....................................      49       17
                                                ------   ------
          Total...............................  $1,305   $1,113
                                                ======   ======

REAL ESTATE

     At December 31, 1997 and 1996, NYLIAC's real estate portfolio consisted of the following (in millions):


                                                   1997   1996
                                                   ----   ----
Investment.......................................  $103   $105
Acquired through foreclosure.....................    19     39
Real estate joint ventures and limited partnerships  29      7
                                                   ----   ----
          Total real estate......................  $151   $151
                                                   ====   ====


     Accumulated depreciation on real estate was $8 million and $5 million at December 31, 1997 and 1996, respectively. Depreciation expense totaled $3 million for each of the years ended December 31, 1997, 1996 and 1995.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 1997, 1996 and 1995, were as follows (in millions):

                                        1997     1996     1995
                                       ------   ------   ------
Fixed maturities.....................  $  961   $  920   $  904
Equity securities....................       6        3        3
Mortgage loans.......................      96       93       82
Real estate..........................      18       21       19
Policy loans.........................      39       37       35
Other................................       1        6        4
                                       ------   ------   ------
     Gross investment income.........   1,121    1,080    1,047
Investment expenses..................     (55)     (32)     (35)
                                       ------   ------   ------
          Net investment income......  $1,066   $1,048   $1,012
                                       ======   ======   ======

     For the years ended December 31, 1997, 1996 and 1995, realized investment gains computed under the specific identification method are as follows (in millions):

                                              1997             1996             1995
                                         --------------   --------------   --------------
                                         GAINS   LOSSES   GAINS   LOSSES   GAINS   LOSSES
                                         -----   ------   -----   ------   -----   ------
Fixed maturities.......................  $172    $ (83)   $100    $ (64)   $ 62    $ (32)
Equity securities......................     9       (4)     22       (1)     16       (7)
Mortgage loans.........................    12       (8)     15      (19)     15      (19)
Real estate............................     3       (2)      6       (3)      1       (1)
Derivative instruments.................    80      (71)     46      (41)    102     (102)
Other..................................    19       (1)      7       (3)      9       (6)
                                         ----    -----    ----    -----    ----    -----
     Subtotal..........................  $295    $(169)   $196    $(131)   $205    $(167)
                                         ----    -----    ----    -----    ----    -----
Investment gains, net..................            $126              $65              $38
                                                  =====             ====             ====

     During 1997, one fixed maturity investment that had been classified as held to maturity was sold due to credit deterioration. The investment had an amortized cost of $2,791,000, and the sale resulted in a realized gain of $14,000.

     Stockholder's equity at December 31, 1997 and 1996 includes net unrealized gains as follows (in millions):

                                                              1997    1996
                                                              -----   -----
Net unrealized gains on investments before adjustments......  $ 382   $ 163
                                                              -----   -----
Related adjustments:
     Deferred policy acquisition costs......................   (148)    (60)
     Policyholder liabilities...............................      7       2
     Deferred Federal income taxes..........................    (84)    (37)
                                                              -----   -----
                                                               (225)    (95)
                                                              -----   -----
Net unrealized gains on investments included in
  stockholder's equity......................................  $ 157   $  68
                                                              =====   =====

     Changes in net unrealized gains and losses on investments were as follows (in millions):

                                                              1997   1996
                                                              ----   -----
Unrealized gains (losses) on investments:
     Beginning of year......................................  $163   $ 535
     End of year............................................   382     163
                                                              ----   -----
     Net change.............................................   219    (372)
Change in related adjustments of balance sheet accounts:
     Deferred policy acquisition costs......................   (88)    136
     Policyholder liabilities...............................     5      (7)
     Deferred Federal income taxes..........................   (47)     84
                                                              ----   -----
Change in unrealized gains on investments...................    89    (159)
Net unrealized gains on investments at beginning of year....    68     227
                                                              ----   -----
Net unrealized gains on investments at end of year..........  $157   $  68
                                                              ====   =====

NOTE 5 -- INSURANCE LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 1997 and 1996, was $7,150 million and $7,345 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains nine non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $12 million and $42 million at December 31, 1997 and 1996, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other nonproprietary funds.

     In addition, in 1997 two guaranteed, non-registered separate accounts were established for universal life insurance policies. These accounts provide a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of these separate accounts are carried at market value.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 1997, 1996 and 1995 is as follows (in millions):

                                                              1997    1996    1995
                                                              -----   -----   -----
Balance at beginning of year before adjustment for
  unrealized gains on investments...........................  $751    $ 707   $ 667
Current year additions......................................   200      151     126
Amortized during year.......................................  (115)    (107)    (86)
Balance at end of year before adjustment for unrealized
  gains on investments......................................   836      751     707
Adjustment for unrealized gains on investments..............  (148)     (60)   (196)
                                                              ----    -----   -----
Balance at end of year......................................  $688    $ 691   $ 511
                                                              ====    =====   =====

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows (in millions):

                                              1997   1996
                                              ----   ----
Deferred tax assets:
     Future policyholder benefits...........  $153   $131
     Employee and agents benefits...........    49     44
     Other..................................     6     16
                                              ----   ----
          Gross deferred tax assets.........   208    191
                                              ====   ====
Deferred tax liabilities:
     Deferred policy acquisition costs......   147    161
     Investments............................   149     68
     Other..................................     5      9
                                              ----   ----
          Gross deferred tax liabilities....   301    238
                                              ----   ----
          Net deferred tax liability........  $ 93   $ 47
                                              ====   ====

     The gross deferred tax asset relates to temporary differences that are expected to reverse as net ordinary deductions. Management believes that NYLIAC's taxable income in future years will be sufficient to realize the deferred tax benefits and therefore, no valuation allowance has been recorded.

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 1997, 1996 and 1995:

                                                1997       1996       1995
                                                ----       ----       ----
Statutory federal income tax rate.............  35.0%      35.0%      35.0%
Equity base tax...............................   3.3        3.2        --
Tax-exempt income.............................   (.5)       (.7)      (1.3)
Other.........................................   (.1)       (.9)       5.2
                                                ----       ----       ----
Effective tax rate............................  37.7%      36.6%      38.9%
                                                ====       ====       ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1993. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     A group reinsurance agreement between NYLIAC and New York Life was approved by the New York State Insurance Department in 1981 and was terminated effective December 31, 1995. Under the terms of the agreement, NYLIAC assumed the liabilities for group health long-term disability policies issued by New York Life. Cash settlements were made between the companies through 1996 as follows (in millions):

                                                         YEAR ENDED
                                                        DECEMBER 31,
                                                   -----------------------
                                                     1996           1995
                                                     ----           ----
Premiums due.....................................    $--            $(32)
Benefit reimbursement............................     22              20
Experience refund................................      4               8
                                                     ---            ----
Net settlement paid (received) by NYLIAC.........    $26            $ (4)
                                                     ===            ====

     As a result of the termination of the group reinsurance agreement between NYLIAC and New York Life, NYLIAC transferred $119 million in 1996 as payment for the reserves held to support the claims of the disabled lives covered under the group reinsurance contract. At December 31, 1995, NYLIAC had established a liability of $119 million for this payment.

     On April 1, 1997 NYLIAC, under the terms of an assumption reinsurance agreement, acquired certain bank owned life insurance policies that had been issued by Confederation Life Insurance Company. In conjunction with this transaction, NYLIAC recorded a liability for policyholder account balances of $278 million, and received cash of $245 million and a note receivable of $11 million. The difference of $22 million between the liability recorded and the assets received has been recorded as DAC, which will be amortized over the remaining life of the policies, assumed to be 25 years.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include foreign currency forward exchange contracts, interest rate floors, and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates, exchange rates, or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                    1997                  1996
                                             -------------------   -------------------
                                             NOTIONAL    CREDIT    NOTIONAL    CREDIT
                                              AMOUNT    EXPOSURE    AMOUNT    EXPOSURE
                                             --------   --------   --------   --------
Interest Rate Swaps........................  $125,000    $2,973    $ 57,000     $992
Interest Rate Floors.......................  $150,000    $  251    $150,000     $120

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 1997 are between seven years, eight months and twenty years in maturity. At December 31, 1996 such contracts were between eight years, eight months and fourteen years, four months in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                1997          1996
                                                              --------       -------
Receive -- fixed swaps -- Notional amount (in thousands)....  $125,000       $57,000
     Average receive rate...................................      6.64%         7.19%
     Average pay rate.......................................      5.70%         5.92%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $2,973,000 and $569,000 at December 31, 1997 and 1996, respectively, based on quoted market prices.

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 1997 and 1996, unamortized premiums on interest rate floors amounted to $447,000 and $522,000, respectively. Fair values of such agreements were $251,000 and $120,000 at December 31, 1997 and 1996, respectively, based on quoted market prices.

COMMODITY RISK MANAGEMENT

     NYLIAC has certain bond investments with interest payments linked to prices of commodities such as gold and crude oil. NYLIAC has entered into commodity swaps with a total notional amount of $18,000,000 as a hedge against commodity risks. The credit exposure of these swaps is $3,021,000 at December 31, 1997.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     In 1995, NYLIAC and New York Life settled a nationwide class action brought in New York State court related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge and has been upheld on appeal.

     There are also actions in various jurisdictions by individual policyowners who either did or did not exclude themselves from the settlement of the nationwide class action and a purported class action claiming to include numerous policyowners in one jurisdiction who did not exclude themselves from the nationwide class action. The certification by a non-New York State court of a purported class action claiming to include numerous policyowners in that state who excluded themselves from the settlement of the nationwide class action was recently reversed by an intermediate appellate court; plaintiffs have filed a motion for rehearing in the intermediate appellate court. Most of these actions seek substantial or unspecified compensatory and punitive damages.

     NYLIAC is also a defendant in other individual suits arising from its insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 1997, $659 million ($826 million at December 31, 1996) of NYLIAC's bonds were on loan to others, but were fully collateralized in an account held in trust for NYLIAC.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the balance sheet (included in other liabilities) at December 31, 1997 of $184 million ($50 million at December 31, 1996) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the balance sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. NYLIAC reimburses New York Life for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $247 million for the year ended December 31, 1997 ($191 million for 1996 and $166 million for 1995) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     As a result of the reinsurance agreement with New York Life discussed in
Note 9, NYLIAC transferred $119 million in fixed maturities to New York Life during 1996.

     Federal income taxes paid were $126 million, $146 million, and $57 million during 1997, 1996 and 1995, respectively.

     Interest paid was $5 million, $3 million and $2 million during 1997, 1996 and 1995, respectively.

NOTE 14 -- RECONCILIATIONS BETWEEN STATUTORY ACCOUNTING AND GAAP

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The following chart reconciles NYLIAC's statutory surplus determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with stockholder's equity on a GAAP basis (in millions):

                                                            YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             1997     1996     1995
                                                            ------   ------   ------
Statutory Surplus.........................................  $1,089   $  998   $  878
                                                            ------   ------   ------
Adjustments:
     Deferred policy acquisition costs....................     688      691      511
     Investment related...................................     377      151      511
     Asset valuation reserve..............................     165      164      137
     Interest maintenance reserve.........................     105       35       26
     Non-admitted assets..................................      59       31       26
     Policyholder liabilities.............................    (330)    (262)    (187)
     Deferred taxes.......................................     (93)     (47)    (156)
     Employee benefit liabilities.........................     (66)     (63)     (61)
     Other................................................     (32)     (12)      (9)
                                                            ------   ------   ------
          Total adjustments...............................     873      688      798
                                                            ------   ------   ------
Total GAAP Stockholder's Equity...........................  $1,962   $1,686   $1,676
                                                            ======   ======   ======

     The following chart reconciles NYLIAC's statutory net income determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with net income on a GAAP basis (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                          1997         1996         1995
                                                          ----         ----         ----
Statutory Net Income....................................  $134         $148         $ 95
                                                          ----         ----         ----
Adjustments:
     Deferred policy acquisition costs..................    63           44           40
     Investment related.................................    92            1          (11)
     Interest maintenance reserve.......................   (14)           9            6
     Policyholder liabilities...........................   (84)         (54)          (4)
     Deferred taxes.....................................    (1)          24            8
     Other..............................................    (3)          (3)         (14)
                                                          ----         ----         ----
          Total Adjustments.............................    53           21           25
                                                          ----         ----         ----
GAAP Net Income.........................................  $187         $169         $120
                                                          ====         ====         ====

     Financial statements prepared on the statutory basis of accounting vary from those prepared under GAAP, primarily as follows: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses are charged to income in the year incurred, whereas under GAAP they would be deferred and amortized over the periods benefitted; (2) funds received under deposit-type contracts are reported as premium income, whereas under GAAP, such funds are recorded as a liability; (3) life insurance reserves are based on different assumptions than they are under GAAP; (4) life insurance companies are required to establish an Asset Valuation Reserve ("AVR") by a direct charge to surplus to offset potential investment losses, whereas under GAAP, the AVR is not recognized and any reserve for losses on investments would be deducted from the assets to which they relate and would be charged to income; (5) investments in fixed maturities are generally carried at amortized cost or values prescribed by the National Association of Insurance Commissioners ("NAIC"); under GAAP, investments in fixed maturities, which are available for sale or held for trading, are generally carried at market value, with changes in market value charged against equity or reflected in earnings; (6) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve ("IMR") and amortized into investment income over the remaining life of the investment sold, whereas under GAAP, the gains and losses are recognized in income at the time of sale; and (7) deferred federal income taxes are not provided for as they are under GAAP; (8) certain assets are considered non-admitted and excluded from assets in the balance sheet, whereas they are included under GAAP.

     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 1997 and 1996, on a statutory basis, admitted assets were $20,059 million and $17,099 million, respectively, and total liabilities were $18,970 million and $16,101 million, respectively, which included policy reserves of $13,666 million and $13,099 million, respectively.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. The maximum amount of dividends which can be paid by a Delaware insurance company to its stockholders may not exceed that part of its available and accumulated surplus funds which is derived from net operating profits and realized capital gains. Such available and accumulated funds at December 31, 1997 were $584 million.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.


(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.


(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.


(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously Filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Incorporated herein by reference to Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).


(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Incorporated herein by reference to Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).


(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Incorporated herein by reference to Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(9)      Opinion and Consent of Jonathan E. Gaines, Esq. - filed herewith.


(10)(a)  Consent of Price Waterhouse LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(11)     Not applicable.

(12)     Not applicable.


(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), and incorporated herein by reference.


(14)     Not applicable.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

         Name:                                          Title:
         -----                                          ------
         Seymour Sternberg                              Director
         Richard M. Kernan, Jr.                         Director
         Frederick J. Sievert                           Director and President
         Robert D. Rock                                 Director and Senior Vice President
         Jay S. Calhoun                                 Director, Senior Vice President and Treasurer
         Stephen N. Steinig                             Director, Senior Vice President and Chief Actuary
         Howard I. Atkins                               Executive Vice President and Chief Financial Officer
         Michael L. Callahan                            Senior Vice President
         Marc J. Chalfin                                Senior Vice President
         John J. DiNiro                                 Senior Vice President
         Michael Gallo                                  Senior Vice President
         Solomon Goldfinger                             Senior Vice President

         Name:                                          Title:
         ----                                           -----
         Phillip J. Hildebrand                          Senior Vice President
         Jean E. Hoysradt                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         Paul Morris                                    Senior Vice President
         Michael J. Nocera                              Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Anne F. Pollack                                Senior Vice President
         Steven Ray                                     Senior Vice President
         Thomas J. Warga                                Senior Vice President and General Auditor
         Edward C. Wilson                               Senior Vice President and Chief Sales Officer
         William Cheng                                  Vice President
         Limin Chu                                      General Manager and President of Taiwan Branch
         Henry Ciapas                                   Vice President
         Patrick Colloton                               Vice President
         John A. Cullen                                 Vice President and Assistant Controller
         Lisa O. Cullity                                Vice President
         Sheila K. Davidson                             Vice President
         Melvin J. Feinberg                             Vice President
         Jane L. Hamrick                                Vice President and Actuary
         Celia M. Holtzberg                             Vice President
         Robert Hynes                                   Vice President
         Maryann L. Ingenito                            Vice President and Controller
         Himi L. Kittner                                Vice President
         David Krystel                                  Vice President
         Thomas S. McArdle                              Vice President
         Daniel J. McKillop                             Vice President
         John R. Meyer                                  Vice President
         William H. Mowat                               Vice President
         Michael M. Oleske                              Vice President and Associate Tax Counsel
         Andrew N. Reiss                                Vice President and National Sales Manager
         Lawrence R. Stoehr                             Vice President
         Richard W. Zuccaro                             Vice President
         George J. Trapp                                Secretary


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life+, unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------
Aegis Technologies, Inc.(1)                                            Delaware

--------

         (1)A Certificate of Dissolution was filed for this Company on April 9, 1996. Pursuant to Delaware law, the Company's existence is "continued" for a period of three years following dissolution for purposes of winding up. Therefore, this Company is included here for informational purposes only.

Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------
MainStay Institutional Funds Inc.(2)                                   Maryland

MainStay VP Series Fund, Inc.(3)                                       Maryland

New York Life Fund, Inc.(3)                                            New York

New York Life Insurance and Annuity Corporation                        Delaware

New York Life Irrevocable Trust of 1996(4)                             New York                  N/A

------------------------------------

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

NYLIFE Inc.                                                            New York
     Eagle Strategies Corp.                                            Arizona
     Greystone Realty Corporation                                      Delaware
         Greystone Realty Management, Inc.                             Delaware
     MacKay-Shields Financial Corporation                              Delaware
     MainStay Shareholder Services, Inc.                               Delaware
     MSC Holding, Inc.                                                 Georgia                   85.43%
     Monitor Capital Advisors, Inc.                                    Delaware
     New York Life Benefit Services, Inc.                              Massachusetts
         ADQ Insurance Agency, Inc.                                    Massachusetts
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
              Japan Gamma Asset Management Limited(5)                  Japan                     33.345%
     New York Life Worldwide Holding, Inc.                             Delaware
         New York Life Worldwide Capital, Inc.                         Delaware
         New York Life Worldwide Development, Inc.                     Delaware
         New York Life Worldwide (Bermuda) Ltd.                        Bermuda

--------

         (2)This entity is an unaffiliated registered investment company as to which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

         (3)New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (in the case of New York Life Fund, Inc.) and New York Life Insurance and Annuity Corporation ("NYLIAC") (for MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. They are not subsidiaries of New York Life, but are included here for informational purposes only.

         (4)An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (5)Based on the percentage of ownership as well as the lack of "control" by New York Life over management or policies of this company, this entity is not considered a subsidiary of New York Life but is included here for informational purposes only.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------
(NYLIFE Inc. subsidiaries cont.)
         New York Life Insurance Worldwide Ltd.                        Bermuda
         New York Life (U.K.) Limited(6)                               United Kingdom            99.97%
              Life Assurance Holding Corporation Limited               United Kingdom            31.25%
                  Windsor Life Assurance Company Limited               United Kingdom
              Windsor Construction Company Limited                     United Kingdom
         KOHAP New York Life Insurance Ltd.                            South Korea               51%
         P.T. Asuransi Jiwa Sewu-New York Life                         Indonesia
         GEO New York Life, S.A.                                       Mexico                    49%
     NYLIFE Administration Corp. (doing business as NYLACOR)           Texas
     NYLIFE Depositary Corporation                                     Delaware
         NYLIFE Structured Asset Management Company Ltd.               Texas                     16.67%; NYLIFE
                                                                                                 SFD Holding Inc.
                                                                                                 owns the remaining
                                                                                                 83.33%
     NYLIFE Distributors Inc.                                          Delaware
     NYLIFE Equity Inc.                                                Delaware
     NYLIFE Funding Inc.                                               Delaware
     NYLIFE HealthCare Management, Inc.                                Delaware
         Express Scripts, Inc.                                         Delaware                  46.3% of total
                                                                                                 combined stock and
                                                                                                 89.6% of the voting
                                                                                                 rights
              Express Scripts Vision Corporation                       Delaware
              Great Plains Reinsurance Company                         Arizona
              Practice Patterns Science, Inc.                          Delaware                  80%
              ESI Canada Holdings, Inc.                                Canada
                  ESI Canada, Inc.                                     Canada
              IVTx of Houston, Inc.                                    Texas
              IVTx of Dallas, Inc.                                     Texas
              PhyNet, Inc.                                             Delaware
         NYLCare Health Plans, Inc.                                    Delaware
              New York Life and Health Insurance Company               Delaware
              Avanti Corporate Health Systems, Inc.                    Delaware
                  Avanti Health Systems of Texas, Inc.                 Texas
                  Avanti of the District, Inc.                         Maryland
                  Avanti of Illinois, Inc.                             Illinois
                  Avanti of New York, Inc.                             New York
                       MBS IPA, Inc.                                   New York
                  Avanti of New Jersey, Inc.                           New Jersey
              NYLCare Health Plans of the Mid-Atlantic, Inc.           Maryland                  80%; Physicians
                                                                                                 Health Services
                                                                                                 Foundation, Inc.
                                                                                                 owns 20%
                  Physicians Health Services Foundation, Inc.          Maryland
              Lonestar Holding Co.                                     Delaware

--------

         (6)One share is held by NYLIFE, Inc., a Nominee, as required by British law.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------
(NYLIFE Inc. subsidiaries cont.)
                  Lone Star Health Plan, Inc.                          Texas                     90%; NYLCare
                                                                                                 Health Plans, Inc.
                                                                                                 owns 10%
                      NYLCare Health Plans of the Gulf Coast, Inc.     Texas
              Prime Provider Corp.                                     New York
                  Prime Provider Corp. of Texas                        Texas
              NYLCare of Connecticut, Inc.                             Connecticut
              Sanus Dental Plan of New Jersey, Inc.                    New Jersey
              NYLCare Dental Plans of the Southwest, Inc.              Texas
              NYLCare Health Plans of New York, Inc.                   New York
              NYLCare Health Plans of Connecticut, Inc.                Connecticut
              NYLCare Health Plans of the Midwest, Inc.                Illinois
              NYLCare Health Plans of New Jersey, Inc.                 New Jersey
              NYLCare of Texas, Inc.                                   Texas
                  NYLCare Passport PPO of the Southwest, Inc.          Texas
              NYLCare Preferred Services, Inc.                         Maryland
              Sanus Preferred Providers West, Inc.                     California
              Sanus Preferred Services of Illinois, Inc.               Illinois
              NYLCare Health Plans of the Southwest, Inc.              Texas
              NYLCare Health Plans of Louisiana, Inc.                  Louisiana                 99.8%; Patrick D.
                                                                                                 Seiter and
                                                                                                 E. L. Henry  each
                                                                                                 own .1% of the
                                                                                                 remaining stocks
              NYLCare of New England, Inc.                             Delaware
              Sanus - Northeast, Inc.                                  Delaware
              NYLCare Health Plans of Maine, Inc.                      Maine
              NYLCare NC Holdings, Inc.                                Delaware
                  WellPath Community Health Plans, L.L.C.              North Carolina            Duke Medical
                                                                                                 Strategies, Inc.
                                                                                                 holds 50%;
                                                                                                 50% LLC interest
                      WPCHP Holdings, Inc.                             Delaware
                      WellPath Preferred Services, L.L.C.              North Carolina            99%; WPCHP
                                                                                                 Holdings, Inc. owns
                                                                                                 other 1%
                      WellPath Select Holdings, L.L.C.                 North Carolina            WPCHP Holdings,
                                                                                                 Inc. holds 1%;
                                                                                                 99% LLC Interest
                               WellPath Select, Inc.                   North Carolina
              WellPath of Carolina, Inc.                               Delaware
              WellPath of Arizona Reinsurance Company                  Arizona
              Sanus of New York and New Jersey, Inc.                   New York
              NYLCare Health Plans of Pennsylvania, Inc.               Pennsylvania
              Docservco, Inc.                                          New York
              The ETHIX Corporation                                    Delaware
                  ETHIX Great Lakes, Inc.                              Michigan
                  ETHIX Mid-Atlantic, Inc.                             Pennsylvania

Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------
(NYLIFE Inc. subsidiaries cont.)
                  ETHIX Midlands, Inc.                                 Delaware
                  ETHIX Mid-Rivers, Inc.                               Missouri
                  ETHIX Northwest Public Services, Inc.                Washington
                  ETHIX Northwest, Inc.                                Washington
                      NYLCare Health Plans Northwest, Inc.             Washington
                  ETHIX Pacific, Inc.                                  Oregon
                  ETHIX Risk Management, Inc.                          Oregon
                  ETHIX Southeast, Inc.                                North Carolina
                  ETHIX Southwest, Inc.                                Texas
              Benefit Panel Services, Inc.                             California                33 1/3% owned
                                                                                                 by Mass Mutual
                                                                                                 Holding Company
                                                                                                 Two MSC, Inc. and
                                                                                                 33 1/3% owned by
                                                                                                 Anthem Companies,
                                                                                                 Inc.
                  BPS Health Plan Administrators                       California
                  VivaHealth, Incorporated                             California
              One Liberty Plaza Holdings, Inc.                         Delaware
     NYLIFE Realty Inc.                                                Delaware
         CNP Realty Investments, Inc.                                  Delaware
     NYLIFE Refinery Inc.                                              Delaware
     NYLIFE Resources Inc.                                             Delaware
     NYLIFE Securities Inc.                                            New York
     NYLIFE SFD Holding Inc.                                           Delaware
         NYLIFE Structured Asset Management Company, Ltd.              Texas                     83.33%; NYLIFE
                                                                                                 Depositary Corp.
                                                                                                 owns the remaining
                                                                                                 16.67%
     NYLINK Insurance Agency Incorporated                              Delaware
         NYLINK Insurance Agency of Alabama, Incorporated              Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated               Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated        Massachusetts
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico
     NYLTEMPS Inc.                                                     Delaware
     New York Life Trust Company                                       New York

NYLIFE Insurance Company of Arizona                                    Arizona

NYLINK Insurance Agency of Ohio, Incorporated(7)                       Ohio

--------

         (7)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Ohio.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
----                                                                   ------------              ----------------

NYLINK Insurance Agency of Oklahoma, Incorporated(8)                   Oklahoma

NYLINK Insurance Agency of Texas, Incorporated(9)                      Texas

The MainStay Funds(10)                                                 Massachusetts


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of January 31, 1998, there were approximately 29,169 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $100 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I



         (8)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Oklahoma.

         (9)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Texas.

         (10)This entity is an unaffiliated registered investment company for which New York Life subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account


     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank Mistero                                   Director and President
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director
     Phillip J. Hildebrand                           Director
     Alice T. Kane                                   Director
     Robert D. Rock                                  Director
     Stephen C. Roussin                              Director
     Walter W. Ubl                                   Director and Senior Vice President
     Robert E. Brady                                 Director and Vice President
     Sheila K. Davidson                              Chief Compliance Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Jay S. Calhoun                                  Vice President and Treasurer
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     John H. O'Byrne                                 Vice President
     Anthony W. Polis                                Vice President and Chief Financial Officer
     Richard W. Zuccaro                              Tax Vice President
     Louis H. Adasse                                 Corporate Vice President
     Thomas J. Murray                                Corporate Vice President
     Phyllis Zwarick                                 Corporate Vice President
     Arphiela Arizmendi                              Assistant Vice President
     Antoinette B. Cirillo                           Assistant Vice President
     George R. Daoust                                Assistant Vice President
     Geraldine Lorito                                Assistant Vice President
     Nancy Brenner                                   Secretary
     Mark A. Gomez                                   Assistant Secretary


     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 16th day of April, 1998.


                                         NYLIAC VARIABLE ANNUITY
                                         SEPARATE ACCOUNT-II
                                              (Registrant)



                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President



                                         NEW YORK LIFE INSURANCE AND
                                         ANNUITY CORPORATION
                                         (Depositor)


                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

     Howard I. Atkins*                      Executive Vice President (Principal Financial Officer)

     Jay S. Calhoun*                        Vice President, Treasurer and Director

     Maryann L. Ingenito*                   Vice President and Controller (Principal Accounting Officer)

     Richard M. Kernan, Jr.*                Director

     Robert D. Rock*                        Senior Vice President and Director

     Frederick J. Sievert*                  President and Director (Principal Executive Officer)

     Stephen N. Steinig*                    Senior Vice President, Chief Actuary and Director

     Seymour Sternberg*                     Director



*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     April 16, 1998

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(9)                   Opinion and Consent of Jonathan E. Gaines, Esq.

(10)(a)               Consent of Price Waterhouse LLP.